UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811 – 03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2010

Item 1:	Report to Shareholders.

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Municipal Income Fund

Municipal Income Trust

National Tax Free Fund California Tax Free Fund Connecticut Tax Free Fund Hawaii Tax Free Fund Missouri Tax Free Fund New Jersey Tax Free Fund	New York Tax Free Fund Intermediate Tax Free Fund Short Duration Tax Free Fund Georgia Tax Free Trust High Yield Municipal Bond Fund Pennsylvania Tax Free Trust

For the six-month period ended March 31, 2010

Lord Abbett Municipal Income Fund and

Lord Abbett Municipal Income Trust

Semiannual Report

For the six-month period ended March 31, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Municipal Income Fund and the Lord Abbett Municipal Income Trust for the six-month period ended March 31, 2010. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 through March 31, 2010).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 10/1/09 – 3/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/09	3/31/10	10/1/09 - 3/31/10
Class A
Actual	$1,000.00	$1,011.10	$4.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.70	$4.28
Class B
Actual	$1,000.00	$1,006.20	$8.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.70	$8.30
Class C
Actual	$1,000.00	$1,007.60	$7.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.21	$7.80
Class F
Actual	$1,000.00	$1,011.50	$3.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.20	$3.78
†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.85% for Class A, 1.65% for Class B, 1.55% for Class C and 0.75% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2010

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	15.00%	BB	2.61%
AA+	6.46%	BB-	1.04%
AA	8.24%	B+	0.12%
AA-	5.28%	B	0.11%
A+	5.73%	B-	0.76%
A	10.52%	CCC+	0.68%
A-	7.65%	CCC	0.57%
BBB+	4.80%	NR	10.48%
BBB	9.81%	Short-Term Investments	0.00%	**
BBB-	7.72%	Total	100.00%
BB+	2.42%
(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/09	3/31/10	10/1/09 - 3/31/10
Class A
Actual	$1,000.00	$995.60	$4.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.77	$4.18
Class C
Actual	$1,000.00	$993.00	$7.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.22	$7.80
Class F
Actual	$1,000.00	$996.00	$3.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.28	$3.68
†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.83% for Class A, 1.55% for Class C and 0.73% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2010

Credit Rating:
S&P or Moody’s(a)	%*
AAA	14.89%
AA+	4.05%
AA	13.40%
AA-	5.52%
A+	6.19%
A	16.14%
A-	9.36%
BBB+	7.41%
BBB	8.62%
BBB-	4.96%
BB+	1.61%
BB	0.97%
B+	0.20%
NR	6.68%
Short-Term Investment	0.00%	**
Total	100.00%
(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Connecticut Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/09	3/31/10	10/1/09 - 3/31/10
Class A
Actual	$1,000.00	$1,006.70	$4.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.67	$4.33
Class F
Actual	$1,000.00	$1,007.20	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.17	$3.78
†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.86% for Class A and 0.75% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2010

Credit Rating:
S&P or Moody’s	%*
AAA	25.92%
Aa1	5.20%
AA	11.86%
AA-	9.26%
A+	2.64%
A	12.74%
A-	10.94%
Baa1	3.15%
BBB	1.05%
BBB-	8.26%
B+	0.20%
NR	8.78%
Short-Term Investment	0.00%	**
Total	100.00%
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Hawaii Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/09	3/31/10	10/1/09 - 3/31/10
Class A
Actual	$1,000.00	$1,011.50	$4.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.72	$4.23
Class F
Actual	$1,000.00	$1,012.00	$3.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.73
†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.84% for Class A and 0.74% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2010

Credit Rating:
S&P or Moody’s	%*
AAA	33.12%
AA+	0.83%
AA	18.32%
AA-	15.60%
A+	3.98%
A	7.07%
A3	3.51%
BBB+	4.92%
BBB	1.15%
BBB-	6.30%
B+	0.18%
B	0.71%
NR	4.31%
Total	100.00%
*	Represents percent of total investments.

Missouri Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/09	3/31/10	10/1/09 - 3/31/10
Class A
Actual	$1,000.00	$1,009.40	$4.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13
Class F
Actual	$1,000.00	$1,009.90	$3.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.35	$3.63
†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.82% for Class A and 0.72% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2010

Credit Rating:
S&P or Moody’s(a)	%*
AAA	32.96%
AA+	4.17%
AA	7.60%
AA-	7.21%
A+	5.88%
A	8.41%
A-	12.48%
BBB+	3.66%
BBB	3.18%
BBB-	4.82%
B+	0.18%
NR	9.45%
Total	100.00%
(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/09	3/31/10	10/1/09 - 3/31/10
Class A
Actual	$1,000.00	$1,005.70	$4.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.08
Class F
Actual	$1,000.00	$1,008.30	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.58
†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.81% for Class A and 0.71% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2010

Credit Rating:
S&P or Moody’s(a)	%*
AAA	10.81%
AA+	4.33%
AA	10.98%
AA-	19.58%
A+	8.33%
A	8.93%
A-	6.25%
BBB+	5.93%
BBB	6.31%
BBB-	7.84%
BB-	1.39%
B+	0.12%
B	0.70%
B3	0.16%
NR	8.34%
Short-Term Investment	0.00%	**
Total	100.00%
(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/09	3/31/10	10/1/09 - 3/31/10
Class A
Actual	$1,000.00	$1,011.60	$4.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.72	$4.23
Class C
Actual	$1,000.00	$1,008.20	$7.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.29	$7.70
Class F
Actual	$1,000.00	$1,012.10	$3.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.73
†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.84% for Class A, 1.53% for Class C and 0.74% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2010

Credit Rating:
S&P or Moody’s	%*
AAA	11.47%
AA+	9.53%
AA	13.45%
AA-	20.81%
A+	11.90%
A	2.67%
A-	6.73%
BBB+	1.32%
BBB	4.49%
BBB-	6.11%
BB+	3.39%
BB	0.61%
BB-	0.55%
B+	0.10%
B-	0.80%
CCC+	0.70%
NR	5.37%
Short-Term Investment	0.00%	**
Total	100.00%
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/09	3/31/10	10/1/09 - 3/31/10
Class A
Actual	$1,000.00	$1,007.90	$3.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.18
Class B
Actual	$1,000.00	$1,003.90	$7.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.79	$7.19
Class C
Actual	$1,000.00	$1,003.30	$6.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.79
Class F
Actual	$1,000.00	$1,007.50	$2.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67
Class P
Actual	$1,000.00	$1,006.80	$4.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33
†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.63% for Class A, 1.43% for Class B, 1.35% for Class C, 0.53% for Class F and 0.86% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2010

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	17.46%	BB	1.21%
AA+	7.88%	BB-	0.97%
AA	9.10%	B+	0.16%
AA-	14.47%	B	0.22%
A+	9.33%	B-	0.37%
A	8.47%	CCC	0.35%
A-	5.35%	CCC+	0.24%
BBB+	5.77%	NR	4.28%
BBB	8.19%	Short-Term Invesments	0.18%
BBB-	4.35%	Total	100.00%
BB+	1.65%
(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/09	3/31/10	10/1/09 - 3/31/10
Class A*
Actual	$1,000.00	$1,009.00	$2.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.32	$2.62
Class C*
Actual	$1,000.00	$1,005.00	$6.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.34	$6.64
Class F*
Actual	$1,000.00	$1,009.50	$2.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.80	$2.17
Class I*
Actual	$1,000.00	$1,009.90	$1.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.36	$1.56
†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.52% for Class A, 1.32% for Class C, 0.43% for Class F and 0.31% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*	The annualized expenses of each class have been restated (0.57% for Class A, 1.37% for Class C, 0.47% for Class F and 0.37% for Class I). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$2.85	$2.87
Class C	$6.85	$6.89
Class F	$2.35	$2.37
Class I	$1.85	$1.87

Portfolio Holdings Presented by Credit Rating

March 31, 2010

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	8.08%	BBB-	2.65%
AA+	3.28%	BB+	1.09%
AA	14.07%	BB	0.13%
AA-	18.24%	B+	0.27%
A+	14.72%	B-	0.50%
A	8.84%	NR	2.44%
A-	7.49%	Short-Term Investments	1.77%
BBB+	10.21%	Total	100.00%
BBB	6.22%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Georgia Tax Free Trust

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/09	3/31/10	10/1/09 - 3/31/10
Class A
Actual	$1,000.00	$1,010.20	$4.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.65	$4.33
Class F
Actual	$1,000.00	$1,010.70	$3.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.15	$3.83
†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.86% for Class A and 0.76% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2010

Credit Rating:
S&P or Moody’s(a)	%*
AAA	23.24%
AA+	3.42%
AA	12.01%
AA-	4.43%
A+	10.65%
A	16.78%
A-	8.72%
BBB+	1.01%
BBB	4.56%
BBB-	6.03%
BB-	1.92%
B+	0.17%
CCC+	0.52%
NR	6.54%
Total	100.00%
(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/09	3/31/10	10/1/09 - 3/31/10
Class A
Actual	$1,000.00	$1,026.70	$4.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.41	$4.58
Class B
Actual	$1,000.00	$1,022.00	$8.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.54	$8.45
Class C
Actual	$1,000.00	$1,022.10	$8.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.74	$8.25
Class F
Actual	$1,000.00	$1,026.30	$4.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.91	$4.08
Class P
Actual	$1,000.00	$1,025.80	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.32	$5.64
†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.91% for Class A, 1.68% for Class B, 1.64% for Class C, 0.81% for Class F and 1.12% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2010

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	4.57%	BB	3.94%
AA+	2.78%	BB-	3.09%
AA	7.64%	B+	1.05%
AA-	6.43%	B	0.99%
A+	0.44%	B-	1.92%
A	3.80%	CCC+	1.86%
A-	4.20%	CCC	0.96%
BBB+	4.82%	CCC-	0.08%
BBB	12.26%	NR	27.57%
BBB-	8.40%	Short-Term Invesments	0.00%	**
BB+	3.20%	Total	100.00%
(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Pennsylvania Tax Free Trust

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/09	3/31/10	10/1/09 - 3/31/10
Class A
Actual	$1,000.00	$1,016.10	$4.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.18
Class F
Actual	$1,000.00	$1,014.60	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.28	$3.68
†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.83% for Class A and 0.73% for Class F) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2010

Credit Rating:
S&P or Moody’s	%*
AAA	16.68%
AA+	3.05%
AA	2.10%
AA-	17.58%
A+	3.15%
A	15.67%
A-	6.80%
BBB+	6.95%
BBB	4.18%
BBB-	10.69%
BB	1.85%
B+	0.21%
NR	11.09%
Short-Term Investment	0.00%	**
Total	100.00%
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 111.38%

Corporate-Backed 8.53%
Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		$2,500	$2,543,975
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		1,500	1,596,735
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB		4,000	4,183,640
Allegheny Cnty PA Indl Dev Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-	(a)	980	873,641
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+		6,800	4,556,204
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB-		750	578,843
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-3 AMT	5.125%	5/15/2033	BBB-		5,730	5,029,393
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-4 AMT	5.95%	5/15/2033	BBB-		2,000	1,967,800
Cartersville GA Dev Auth Swr & Wst Wtr Facs Anheuser-Busch Pj AMT	5.50%	3/1/2044	BBB+		3,500	3,400,355
Cass Cnty TX Indl Dev Corp Intl Paper Co Pj Ser A AMT	6.00%	9/1/2025	BBB		1,000	1,001,260
Clark Cnty NV Indl Dev Rev S W Gas Corp Ser C AMT (AMBAC)	5.95%	12/1/2038	A		3,320	3,301,607
CT St Res Recovery Auth Rev Amer Fuel Co Pj Ser A AMT	6.45%	11/15/2022	BB+		3,000	2,986,950
Denver CO City & Cnty Spl Facs United Airlines Pj A AMT	5.25%	10/1/2032	B-		1,000	758,950
Escambia Cnty FL Envr Impt Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB		500	438,820
Georgetown Cnty SC Envr Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		1,000	858,120
Houston TX Arpt Sys Rev Spl Facs Continental Airlines Ser E AMT	6.75%	7/1/2021	B3		3,000	2,955,600
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR		1,550	387,392
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR		2,000	1,284,200
LA Loc Govt Envr Facs Cmnty Dev Auth Westlake Chemical Corp Pjs	6.75%	11/1/2032	BB		5,000	5,163,850
Lee Cnty FL Indl Dev Auth Bonita Springs Utils Pj AMT (AMBAC)	5.125%	11/1/2019	A+		750	756,660
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A		1,505	1,553,130

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Corporate-Backed (continued)
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	8.00%	8/1/2028	B-	$2,000	$2,064,480
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	1,745	1,522,565
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	1,000	786,560
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2046	BB+	5,900	4,989,630
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB	2,200	2,187,372
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3	2,325	2,521,579
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	1,215	816,893
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,500	1,387,365
Onondaga Cnty NY Indl Dev Agy Bristol-Myers Squibb Co Pj AMT	5.75%	3/1/2024	A+	2,000	2,201,720
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+	400	404,668
Richmond Cnty GA Dev Auth Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	1,500	1,278,675
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	1,000	894,630
Sabine River Auth TX Pollutn Ctrl TXU Elec Ser C Rmkt	5.20%	5/1/2028	CCC	3,000	1,595,340
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB	2,500	2,572,350
Seminole Indian Tribe FL Spl Oblig Ser A†	5.75%	10/1/2022	BBB	1,000	978,240
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.00%	12/1/2023	BB	1,000	854,970
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	500	469,195
St. John Baptist Parish LA Rev Marathon Oil Corp Ser A	5.125%	6/1/2037	BBB+	5,000	4,643,900
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	6.00%	11/15/2030	BB+	2,000	1,887,160
Texas City TX Indl Dev Corp Arco Pipe Line Co Pj	7.375%	10/1/2020	Aa1	5,500	6,753,230
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,500	2,238,925

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Corporate-Backed (continued)
WA Tob Sttlmnt Auth Asset Bkd	6.50%	6/1/2026	BBB	$355	$364,187
Warren Cnty MS Gulf Opportunity Zone Intl Paper Co A	4.80%	8/1/2030	BBB	2,250	2,033,370
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	5,000	4,587,050

Total					96,211,179

Education 7.54%
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	2,500	2,508,675
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	863,970
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,000	1,032,200
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	5,000	5,402,300
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	2,500	2,594,425
CO Edl & Cultural Facs Auth Indpt Sch Vail Christian High Sch†	5.50%	6/1/2037	NR	1,500	760,155
Dist of Columbia Rev James F Oyster Elem Sch Pilot (ACA)	6.25%	11/1/2021	NR	450	407,610
FL St Brd of Governors Univ Sys	5.50%	7/1/2020	AA	2,075	2,345,414
Grand Traverse Academy MI Pub Sch Academy Ref	5.00%	11/1/2036	BBB-	1,840	1,404,086
Grand Vly MI St Univ Rev (NPFGC)(FGIC)	5.50%	2/1/2018	A+	1,150	1,238,861
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	3,000	2,631,120
Hillsborough Cnty FL Indl Dev Auth Terrace Cmnty Middle Sch Pj Ser A	5.125%	5/15/2037	BBB-	1,070	753,622
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa2	1,000	1,082,470
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	2,500	2,683,812
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1	4,300	4,678,529
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-	750	766,125
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-	1,250	1,283,050
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB	2,500	1,961,225
Louisville & Jefferson Cnty KY Metro Govt Bellarmine Univ Ser A	6.00%	5/1/2038	Baa2	2,500	2,404,850
MA St Dev Fin Agy Wheelock College Ser C	5.25%	10/1/2037	BBB	5,000	4,637,200

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Education (continued)
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2020	AAA		$2,000	$2,319,360
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3		3,000	2,862,720
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3		2,000	1,872,960
MD St Econ Dev Corp Univ MD College Pk Pjs	5.50%	6/1/2027	Baa2		2,295	2,312,809
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3		2,365	2,147,042
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3		3,080	2,836,803
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-		2,250	2,503,507
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-		2,000	1,983,320
NC Cap Facs Fin Agy Meredith College	6.00%	6/1/2031	BBB		1,975	2,009,167
NC Cap Facs Fin Agy Wake Forest Univ(b)	5.00%	1/1/2038	AA		10,540	11,046,131
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1		5,000	5,545,400
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR		2,375	2,114,415
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2035	BBB-		405	293,382
Tampa FL Rev Univ Tampa Pj (CIFG)	5.00%	4/1/2035	BBB	(a)	1,000	889,090
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2021	AA		1,000	1,101,350
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2024	A+		2,880	1,443,514
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2026	A+		800	356,536

Total						85,077,205

General Obligation 14.47%
Bessemer AL Sch Warrants (AMBAC)	5.60%	2/1/2030	NR		2,000	2,014,240
CA St (AMBAC)	4.50%	8/1/2028	A-		5,000	4,462,200
CA St (CIFG)	4.50%	8/1/2028	A-		5,000	4,462,200
CA St Var Purp	6.00%	11/1/2039	A-		4,080	4,307,705
CA St Var Purp	6.50%	4/1/2033	A-		10,000	10,961,300
Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	A2		1,000	1,309,570

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
El Paso Cnty TX Hosp Dist Ser A (AG)(b)	5.00%	8/15/2037	AAA	$7,500	$7,565,137
FL St Brd of Ed Cap Outlay 2007 Ser E(b)	4.75%	6/1/2038	AAA	10,000	9,922,600
Foothill-De Anza CA Cmnty College Dist Cap Apprec (NPFGC)	Zero Coupon	8/1/2030	Aa1	4,505	1,426,553
Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2028	AAA	4,000	4,266,160
Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2029	AAA	5,000	5,332,700
Gwinnett Cnty GA Sch Dist(b)	5.00%	2/1/2028	AAA	4,105	4,705,492
Houston TX Indpt Sch Dist PSF GTD(b)	5.00%	2/15/2025	AAA	15,000	16,189,800
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa3	5,000	1,168,050
Lake Cnty IL Forest Preservation Dist Ltd Tax Land Acq Ser A	5.00%	12/15/2027	AAA	6,210	6,662,212
Los Angeles CA Cmnty College Dist 2001 Election Ser E-1	5.00%	8/1/2033	AA	3,500	3,547,320
Los Angeles CA Cmnty College Dist 2003 Election Ser F-1	5.00%	8/1/2028	AA	2,000	2,075,660
Los Angeles CA Unif Sch Dist 2002 Election Ser B (AMBAC)	4.50%	7/1/2031	AA-	5,000	4,629,400
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2028	AAA	7,000	7,256,795
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	AA-	3,000	3,096,090
Maricopa Cnty AZ Elem Sch Dist No 33 Buckeye Sch Impt Pj of 2005 Ser C	5.70%	7/1/2025	Baa1	2,385	2,493,088
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser A (AMBAC)	4.25%	5/1/2029	NR	1,000	796,840
New York City NY Ser E	5.00%	8/1/2019	AA	5,000	5,450,000
New York City NY Ser E-1	6.25%	10/15/2028	AA	5,000	5,801,900
New York City NY Sub Ser I-1(b)	5.00%	4/1/2025	AA	12,350	12,997,881
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,980	2,125,122
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	2,870	3,080,354
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	1,150	1,234,288
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2032	AA	1,910	1,929,692

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation (continued)
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%		8/1/2033	AA		$2,145	$2,152,794
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%		8/1/2034	AA		2,395	2,405,476
Port of Houston Auth Ser A AMT	6.25%		10/1/2029	AAA		1,000	1,109,650
Puerto Rico Comwlth Pub Impt Ser C	6.00%		7/1/2039	BBB-		2,500	2,618,825
Richland Cnty SC Broad River Swr Sys Ser D	5.375%		3/1/2030	AA+		1,140	1,208,503
Richland Cnty SC Broad River Swr Sys Ser D	5.375%		3/1/2031	AA+		1,195	1,261,370
Richland Cnty SC Broad River Swr Sys Ser D	5.375%		3/1/2032	AA+		1,255	1,323,636
Richland Cnty SC Broad River Swr Sys Ser D	5.375%		3/1/2033	AA+		1,320	1,391,069
San Diego CA Unif Sch Dist Election 1998 Ser E-2 (FSA)	5.50%		7/1/2025	AAA		5,000	5,731,800
Territory of Guam Ser A	7.00%		11/15/2039	B+		1,035	1,110,441
WI St Rev Ser A	5.00%		5/1/2019	AA-		1,500	1,636,965

Total							163,220,878

Health Care 20.21%
Abag Fin Auth For Nonprofit Corp CA O’Connor Woods Oblig COP (ACA)	6.20%		11/1/2029	BBB-	(a)	1,000	950,030
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%		11/15/2036	NR		2,500	1,993,650
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%		11/15/2017	BB		3,000	2,815,200
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%		11/15/2028	BB		5,000	3,990,200
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%		10/1/2037	NR		2,000	1,512,400
AZ Hlth Facs Auth Rev Banner Hlth Ser B	0.979%	#	1/1/2037	A+		10,000	7,081,200
AZ Hlth Facs Auth Rev Hlthcare Pooled Fin C (NPFGC)(FGIC)	5.50%		6/1/2014	NR		1,130	1,202,648
AZ Univ Med Ctr Corp	6.25%		7/1/2029	BBB+		895	962,465
AZ Univ Med Ctr Corp	6.50%		7/1/2039	BBB+		3,025	3,236,931
Brevard Cnty FL Hlth Facs Auth Hlth First Inc Pj	7.00%		4/1/2033	A-		1,000	1,105,230
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.125%		7/1/2029	Baa1		1,500	1,690,725

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1	$2,600	$2,923,752
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser A	6.00%	7/1/2039	A	4,250	4,518,897
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA	2,000	2,247,620
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.50%	2/1/2039	Baa2	7,000	6,208,510
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB	2,000	1,658,780
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR	1,000	932,010
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR	2,250	1,970,888
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)(b)	5.125%	2/15/2037	AAA	10,000	9,898,150
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.40%	8/15/2021	NR	880	787,362
CT St Hlth & Edl Facs Auth Ascension Hlth Sr Ctr(b)	5.00%	11/15/2040	Aa1	6,540	6,684,828
CT St Hlth & Edl Facs Auth Ascension Hlth Sr Ctr	5.00%	11/15/2040	Aa1	5	5,111
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa3	2,000	1,829,240
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa3	4,500	3,943,035
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB	2,950	2,398,675
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+	5,000	5,267,050
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1	1,290	1,253,183
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1	3,000	3,012,240
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2	3,300	3,413,190
Grant Cnty NM Dept Hlth Ft Bayard Pj	5.00%	7/1/2033	AA	2,800	2,805,404
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A	3,000	3,355,890
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR	2,700	2,115,423

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)
Hillsborough Cnty FL Indl Dev Auth Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3		$5,000	$4,653,950
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,525	1,271,499
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,000	1,579,880
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		1,500	1,211,955
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2043	NR		1,350	976,968
IL Fin Auth Rev Friendship Vlg of Schaumburg	7.125%	2/15/2039	BB-	(a)	1,500	1,464,870
IL Fin Auth Rev Friendship Vlg of Schaumburg	7.25%	2/15/2045	BB-	(a)	1,500	1,462,680
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2027	NR		1,000	215,000
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2037	NR		1,500	322,500
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A-		3,000	3,383,160
IN Hlth & Edl Facs Fing Auth Cmnty Fndtn Northwest	5.50%	3/1/2037	BBB		2,000	1,926,820
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2024	AAA		5,000	5,171,675
Kalamazoo MI Hosp Fin Auth Reg Lkd Arcs & Levrrs ETM (FGIC)	5.244%	6/1/2011	AAA		2,800	2,805,628
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		1,475	1,265,668
Kerrville TX Hlth Facs Dev Corp Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-		4,000	3,452,920
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,015,070
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		2,820	2,781,676
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser B (NPFGC)	Zero Coupon	10/1/2025	A		3,690	1,463,897
KY Econ Dev Fin Auth Owensboro Med Hlth Sys Ser A	6.375%	6/1/2040	Baa2		7,500	7,464,375
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.375%	1/1/2028	NR		1,500	1,274,655

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.50%		1/1/2037	NR	$1,500	$1,194,645
Louisville & Jefferson Cnty KY Metro Govt Norton Hlthcare Inc(b)	5.00%		10/1/2030	A-	10,000	9,428,900
MA Dev Fin Agy Ser B1	7.25%		6/1/2016	NR	3,000	3,009,090
Manhattan KS Hlthcare Fac Meadowlark Hills Ret Ser A	5.00%		5/15/2029	NR	4,050	3,091,041
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%		7/1/2034	A	3,750	3,728,850
MD St Hlth & Higher Edl Facs Auth Washington Cnty Hosp	6.00%		1/1/2028	BBB-	1,720	1,749,584
Minneapolis & St. Paul MN Hsg & Redev Auth Hlthpartners Oblig Grp Pj	5.875%		12/1/2029	Baa1	2,100	2,122,113
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	5.875%		1/1/2018	NR	2,150	2,142,518
NC Med Care Commn First Mtg UTD Methodist C	5.50%		10/1/2032	NR	1,500	1,346,775
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%		11/1/2026	NR	1,440	1,181,246
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%		11/1/2036	NR	1,000	784,200
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%		7/1/2038	BBB-	5,500	5,581,070
NM St Hosp Equip Ln Council Presbyterian Hlthcare(b)	5.00%		8/1/2039	AA-	9,100	9,110,101
North Cent TX Hlth Fac Dev Corp Children’s Med Ctr Dallas Pj(b)	5.75%		8/15/2039	Aa3	10,000	10,543,150
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%		8/15/2024	BBB+	1,210	1,227,073
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%		12/1/2029	Ba1	3,250	3,189,648
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare Ser B	4.75%		11/15/2036	A	1,000	882,740
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%		7/1/2037	NR	1,000	775,260
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%		7/1/2045	NR	1,100	824,076
Sarasota Cnty FL Pub Hosp Brd Sarasota Mem Hosp Ser B (NPFGC)	5.50%		7/1/2028	A1	1,905	2,029,835
Sarpy Cnty NE Hosp Auth No 1 Immanuel Hlth Sys Ser B	0.40%	#	7/1/2030	A-	1,000	1,000,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2022	A3		$1,250	$1,213,950
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2023	A3		1,000	954,010
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+		2,000	1,768,700
Tarrant Cnty TX Cultural Ed Facs Fin Corp Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-		3,000	2,845,080
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	6.25%	7/1/2028	AAA		1,500	1,651,335
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR		3,000	2,903,430
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR		3,000	2,538,390
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	Aa1		5	5,076
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	Aa1		1,175	1,187,784
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1		7,000	7,074,200
WV St Hosp Fin Auth Thomas Hlth Sys	6.25%	10/1/2023	NR		2,000	1,932,900

Total						227,951,533

Housing 1.44%
Dakota Cnty MN Cmnty Dev Agy Hsg & Redev Sing Fam Mtg Bkd Securities Pg Ser A AMT(GNMA/FNMA)	5.85%	10/1/2030	NR		25	25,079
Dakota Cnty MN Cmnty Dev Agy Sing Fam Mtg Bkd Securities Pg Ser B AMT (FHLMC/GNMA/FNMA)	5.15%	12/1/2038	AA-		402	398,291
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-	(a)	4,300	3,703,977
ID Hsg & Fin Assoc Sing Fam Mtg Sr Ser F AMT (FHA)(VA)	7.45%	7/1/2015	Aaa		20	20,001
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BBB-		1,495	1,533,078
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		2,195	1,510,401
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2016	A-		2,700	2,844,342
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A		4,220	4,337,907

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Housing (continued)
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR	$1,250	$225,975
Minneapolis & St. Paul MN Hsg Fin Brd Mtg Bkd City Living A4 AMT (FHLMC/GNMA/FNMA)	5.00%	11/1/2038	AAA	843	825,215
OK Hsg Fin Agy Sing Fam Cap Apprec Hmownr Ser D-1 (GNMA/FNMA)	Zero Coupon	3/1/2029	Aaa	1,540	571,032
OK Hsg Fin Agy Sing Fam Cap Apprec Mtg Hmownr Ser D-2 AMT (GNMA/FNMA)	Zero Coupon	9/1/2030	Aaa	670	183,500

Total					16,178,798

Lease Obligations 2.87%
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2	1,590	1,609,501
CA St Pub Wrks Brd Var Cap Pj Sub Ser I-1	5.375%	11/1/2022	BBB+	5,000	5,035,100
Denver CO Convtn Ctr Hotel Auth Sr (XLCA)	5.00%	12/1/2035	BBB-	2,835	2,378,367
Goodyear AZ Pub Impt Corp	6.00%	7/1/2031	AA-	2,350	2,529,845
Gulf Coast Wst Disp Auth TX Swr & Solid Wst Disp Anheuser Busch Pj AMT	5.90%	4/1/2036	BBB+	1,505	1,512,239
Hudson Yards NY Infrastr Corp Ser A	5.00%	2/15/2047	A	5,000	4,750,050
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	2,500	2,725,175
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.625%	12/1/2028	A	3,000	3,021,240
PA St Indl Dev Auth Econ Dev	5.50%	7/1/2023	A-	3,000	3,212,880
Philadelphia PA Muni Auth Rev Lease	6.00%	4/1/2023	Baa1	870	918,172
Philadelphia PA Muni Auth Rev Lease	6.10%	4/1/2024	Baa1	1,000	1,061,740
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	Baa1	1,000	1,057,750
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AAA	1,000	1,072,960
VA Pub Sch Auth Sch Fing 1997 Resolution Ser B	5.25%	8/1/2020	AA+	1,300	1,491,204

Total					32,376,223

Other Revenue 7.02%
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	3,500	2,890,230
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	Baa3	1,000	809,120

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	Baa3		$1,000	$784,020
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		1,455	1,364,761
Bellevue WA Convtn Ctr Auth (NPFGC)	Zero Coupon	2/1/2024	A		1,400	758,954
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-		7,000	7,207,550
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.375%	7/15/2043	BBB-		3,000	3,102,510
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(a)	750	646,710
CA Muni Fin Auth High Tech High Media Arts A†	6.00%	7/1/2038	BB+	(a)	500	423,695
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,000	740,500
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,038,045
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		1,000	795,180
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+		2,325	2,158,228
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.25%	7/1/2028	NR		1,000	868,690
CO Edl & Cultural Facs Auth Charter Sch Flagstaff Ser A	6.75%	8/1/2028	NR		1,215	1,187,419
CO Edl & Cultural Facs Auth Charter Sch North East Academy†	5.75%	5/15/2037	NR		845	649,974
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		925	785,075
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,535	1,046,701
George L Smith II GA World Congress Ctr Auth Domed Stadium Pj AMT (NPFGC)	5.75%	7/1/2015	A		1,500	1,521,510
Jacksonville FL Excise Taxes Ser C AMT (NPFGC)	5.25%	10/1/2020	Aa3		270	276,116
LA Loc Govt Envr Facs Cmnty Dev Auth Pkg Facs Corp Garage Pj Ser A (AMBAC)	5.375%	10/1/2026	NR		1,500	1,510,290
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,465	1,286,768

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%		2/1/2029	NR		$2,580	$2,146,999
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.50%		7/1/2038	NR		2,200	996,512
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%		6/1/2037	NR		1,400	1,048,852
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	1.944%	#	4/1/2014	A+		4,800	4,429,152
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon		10/1/2024	A		3,000	1,194,780
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%		1/1/2037	NR		1,700	306,238
Milwaukee WI Redev Auth Academy of Learning Ser A	5.50%		8/1/2022	NR		300	249,720
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%		8/1/2037	NR		250	186,988
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%		5/1/2025	BBB+		6,500	7,389,005
Otero Cnty NM Jail Pj Rev	5.75%		4/1/2018	NR		825	733,945
Otero Cnty NM Jail Pj Rev	6.00%		4/1/2028	NR		1,400	1,101,884
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%		7/1/2026	BBB	(a)	4,500	3,808,215
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%		7/1/2038	BBB	(a)	2,000	1,552,720
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%		6/15/2037	NR		1,000	736,520
Salt Verde AZ Fin Corp Gas Rev Sr	5.25%		12/1/2023	A		1,000	978,960
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%		7/15/2039	BBB		5,000	4,241,200
Spokane WA Pub Facs Dist (NPFGC)	5.75%		12/1/2028	A+		975	1,032,398
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%		6/15/2020	NR		700	602,798
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%		6/15/2025	NR		575	465,980
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%		6/15/2032	NR		1,000	761,260
Sweetwater Cnty WY Solid Wst Disp FMC Corp Pj AMT	5.60%		12/1/2035	BBB+		5,000	4,720,700
Tampa FL Sports Auth Rev Tampa Bay Arena Pj (NPFGC)	6.00%		10/1/2015	Baa1		450	470,300

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	NR	$1,230	$998,170
TX St Pub Fin Auth Charter Sch Uplift Ed Ser A	5.875%	12/1/2036	BBB-	1,145	1,099,543
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR	1,000	834,810
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA	2,000	2,041,680
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR	1,000	847,470
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR	650	533,487
West Palm Beach FL Cmnty Redev Agy Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A	255	239,924
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR	1,800	1,503,360

Total					79,105,616

Pre-Refunded 4.11%
Adrian MI City Sch Dist (AGM)	5.00%	5/1/2034	AAA	1,500	1,697,610
CO Hlth Facs Auth Rev Portercare Adventist Hlth	6.625%	11/15/2026	NR	2,000	2,204,160
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (NPFGC)	Zero Coupon	8/1/2015	A	565	422,693
Fayette Cnty GA Pub Facs Auth Crim Justice Ctr Pj	6.00%	6/1/2030	AA	2,500	2,546,875
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.25%	8/15/2034	NR	5,400	6,182,298
MD St Hlth & Higher Edl Facs Auth North Arundel Hosp	6.50%	7/1/2026	NR	1,000	1,024,460
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	6.75%	7/1/2030	NR	1,950	1,999,081
MI St COP ETM (AMBAC)	Zero Coupon	6/1/2022	A2	2,000	1,212,620
Miami-Dade Cnty FL Expwy Auth (FGIC)	6.375%	7/1/2029	A3	1,000	1,024,170
Milledgeville-Baldwin Cnty GA Dev Auth College & St Univ Fndtn	6.00%	9/1/2033	AAA	3,000	3,575,610
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	AAA	1,000	1,121,790
Phoenix AZ Civic Impt Corp Jr Lien (FGIC)	6.00%	7/1/2024	AA+	2,400	2,456,472

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-	$1,000	$1,140,330
RI St Econ Dev Corp Ser B (FGIC)	6.00%	7/1/2020	A2	1,210	1,238,326
RI St Econ Dev Corp Ser B (FGIC)	6.00%	7/1/2028	A2	1,200	1,228,092
RI St Hlth & Edl Bldg Corp Hosp Fing Lifespan Oblig Grp	6.50%	8/15/2032	A-	1,000	1,123,360
SC Jobs Econ Dev Auth Impt Palmetto Hlth Alliance A	7.375%	12/15/2021	NR	2,000	2,134,660
SC Jobs Econ Dev Auth Palmetto Hlth Ser C	6.375%	8/1/2034	BBB+	1,780	2,057,413
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Hosp Wellmont Hlth	6.25%	9/1/2022	NR	1,250	1,397,538
Tampa Bay FL Wtr Util Sys Rev (FGIC)	6.00%	10/1/2024	AAA	2,000	2,158,300
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp Regl Hlth	6.00%	7/1/2027	Baa1	1,500	1,648,545
Upper Trinity TX Regl Wtr Dist Regl Treated Wtr Supply Sys Ser A (FGIC)	6.00%	8/1/2026	A-	3,025	3,079,904
WA St Higher Ed Facs Auth Gonzaga Univ Pj (NPFGC)	5.125%	4/1/2034	A	1,000	1,150,600
WV St Ser D (FGIC)	6.50%	11/1/2026	Aa3	2,000	2,524,200

Total					46,349,107

Special Tax 2.04%
Altoona IA Tax Alloc Annual Appropriation	6.00%	6/1/2034	BBB+	1,000	1,045,100
Annawan IL Tax Incr Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	1,000	787,630
Apple Vly CA Redev Agy Veda Pj Area	4.75%	6/1/2037	BBB+	1,000	829,950
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,000	976,670
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	1,500	1,492,530
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR	965	831,946
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR	1,430	1,170,870
CA St Unref Bal	5.25%	4/1/2034	A-	5	4,847
Clark Cnty NV Impt Dist Spl Loc Impt 128 Summerlin Ser A	5.05%	2/1/2031	NR	1,035	672,232
Crosscreek Cmnty Dev Dist FL Ser A	5.60%	5/1/2039	NR	740	278,062
Gramercy Farms Cmnty Dev Dist FL Ser A-1	5.25%	5/1/2039	NR	2,445	1,266,437

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax (continued)
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	$5,000	$4,857,000
Lakeside Landings Cmnty Dev Dist FL Ser A	5.50%	5/1/2038	NR	675	308,401
Mesquite NV Redev Agy Tax Alloc	6.625%	6/1/2017	A-	1,605	1,665,653
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,100	1,400,763
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,000	1,788,300
Salida CA Area Pub Facs Fing Agy No 1998-1 (AGM)	5.25%	9/1/2028	AAA	130	130,016
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-	2,500	2,654,075
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,000	845,950

Total					23,006,432

Tax Revenue 5.19%
CA St Econ Recovery Ser A	5.00%	7/1/2018	A+	3,000	3,310,380
CA St Econ Recovery Ser A	5.00%	7/1/2020	A+	2,040	2,217,459
CA St Econ Recovery Ser A	5.00%	7/1/2022	A+	4,000	4,200,560
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AAA	9,645	10,548,262
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AAA	6,135	6,709,548
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AAA	7,160	7,830,540
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2014	AA-	3,000	3,288,180
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	2,000	1,923,440
NY St Urban Dev Corp Rev St Pers Income Tax Ser B-1	5.00%	3/15/2028	AAA	5,000	5,330,050
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2021	A+	5,000	5,277,650
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A	500	540,835
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A	500	541,095
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	500	381,360
Uptown TX Dev Auth Infrastr Impt Facs	5.25%	9/1/2024	BBB+	1,000	988,020
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%	6/15/2028	AAA	5,000	5,379,625

Total					58,467,004

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Tobacco 3.82%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BBB		$2,940	$2,275,619
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB		6,500	5,493,410
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB		4,970	3,619,601
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	BBB		500	391,240
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BBB		2,000	1,565,520
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BBB		7,290	4,653,426
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB		10,000	7,067,700
IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	BBB		4,750	4,018,643
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	6,055	4,635,829
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	3,000	2,396,850
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB		1,500	1,238,205
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BBB		8,805	5,690,407

Total						43,046,450

Transportation 13.64%
Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	BBB		3,000	2,979,810
Cent Puget Sound WA Regl Transn Auth Sales Tax (NPFGC)(FGIC)	5.25%	2/1/2021	AAA		1,750	2,006,900
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2025	BBB-		1,250	1,265,950
Chicago IL O’Hare Intl Arpt Ser A (AGM)	5.00%	1/1/2033	AAA		4,250	4,315,068
Clark Cnty NV Passenger Fac Las Vegas McCarran Intl Arpt Ser A (AGM)(b)	5.25%	7/1/2039	AAA		11,500	11,593,782
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		3,825	3,925,062
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2035	BBB-		10,000	1,805,500
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR		3,750	3,507,675

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	$655	$601,676
HI St Arpts Sys Rev Ser A(c)	5.00%	7/1/2034	A2	10,000	9,943,600
HI St Hwy Rev	5.00%	1/1/2019	AA+	1,000	1,135,380
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2027	AA+	5,000	5,370,650
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)(c)	5.00%	5/15/2035	AA	10,000	10,000,000
MD St Econ Dev Corp Term Pj Ser B	5.75%	6/1/2035	Baa3	5,500	5,596,855
MD St Econ Dev Corp Transn Facs Pj Ser A	5.75%	6/1/2035	Baa3	1,000	1,017,610
Metro Transn Auth NY Ser 2008 C	6.50%	11/15/2028	A	7,500	8,612,250
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,337,994
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,567,687
Miami-Dade Cnty FL Aviation Miami Intl Arpt Hub Ser B (NPFGC)	4.50%	10/1/2031	A	520	470,808
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A	5.375%	10/1/2035	A2	11,975	12,046,491
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A AMT (XLCA)	5.00%	10/1/2037	A2	2,000	1,807,640
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3	3,470	3,507,060
NJ St Tpk Auth Rev Ser H	5.00%	1/1/2036	A+	10,750	11,055,730
North TX Twy Auth Rev Sys 1st Tier Ser A	6.00%	1/1/2025	A2	5,000	5,403,600
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	5,705	5,891,268
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2022	AA	5,000	5,411,400
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2025	AA	5,000	5,356,750
Orlando & Orange Cnty FL Expwy Auth Ser A	5.00%	7/1/2030	A1	1,000	1,015,950
PA Tpk Commn Sub Ser B	5.25%	6/1/2039	A2	5,000	5,105,300
RI St Tpk & Bridge Auth Ser A(c)	5.00%	12/1/2035	A-	1,000	985,710
RI St Tpk & Bridge Auth Ser A(c)	5.00%	12/1/2039	A-	2,500	2,439,425
Santa Rosa FL Bay Bridge Auth Rev Cap Apprec	Zero Coupon	7/1/2017	B3	1,200	572,796
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A	2,020	2,138,857

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Transportation (continued)
St. Paul MN Port Auth Ltd Tax Brownfields Redev 2	5.00%		3/1/2037	AA+		$895	$926,629
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%		1/1/2038	Baa3		3,440	3,324,003
TX Private Activity Bd Surface Transn Corp Sr Lien Nt Mobility	6.875%		12/31/2039	BBB-	(a)	6,500	6,772,870

Total							153,815,736

Utilities 20.50%
Amer Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%		2/15/2027	A1		5,000	5,323,950
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%		1/1/2032	Aa1		17,710	18,722,658
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%		5/1/2036	CCC		3,805	3,681,338
CA Pollutn Ctrl Fing Auth Republic Svcs Inc Pj Ser C AMT	5.25%		6/1/2023	BBB		3,245	3,329,045
Campbell Cnty WY Solid Wst Fac Basin Elec Pwr Coop Ser A	5.75%		7/15/2039	A+		4,000	4,220,120
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%		8/1/2026	AA		5,000	5,376,250
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%		1/1/2034	Aa3		2,125	2,337,054
CT St Dev Auth Solid Wst Disp PSEG Pwr LLC Pj Ser A AMT	5.75%		11/1/2037	Baa1		2,250	2,225,340
Delaware Cnty PA Indl Dev Auth Res Recovery Fac Ser A	6.20%		7/1/2019	BB+		2,110	2,111,646
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%		7/1/2034	A+		950	892,791
Effingham Cnty GA Dev Auth Solid Wst Disp Fort James Pj AMT	5.625%		7/1/2018	BB-		5,030	4,863,960
Emerald Coast FL Utils Auth Sys (NPFGC)(FGIC)	5.25%		1/1/2036	A		1,000	964,370
FL Muni Pwr Agy Rev Pwr Ser A	6.25%		10/1/2031	A1		2,000	2,248,100
FL St Wtr Pollutn Ctrl Fing Corp Rev Ser A	5.00%		1/15/2029	AAA		1,000	1,048,420
Gainesville FL Utils Sys Rev Ser C	0.45%	#	10/1/2026	AA		11,000	11,000,000
Gautier MS Util Dist Util Sys (NPFGC) (FGIC)	5.125%		3/1/2019	NR		425	440,292
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%		5/1/2028	BBB		2,800	2,790,144
HI St Dept Bdgt & Fin Hawaiian Elec Co & Subs	6.50%		7/1/2039	Baa1		1,600	1,727,712

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
Houston TX Util Sys Rev 1st Lien Ser A	5.125%	11/15/2032	NR	$4,000	$4,268,120
Lewis Cnty WA Pub Util Dist No 1 Ser A (AGM)	5.00%	12/1/2027	Aa3	4,975	5,282,405
Long Island NY Pwr Auth Ser A	5.70%	4/1/2030	A-	4,510	4,927,265
Long Island NY Pwr Auth Ser A	6.25%	4/1/2033	A-	1,000	1,135,290
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%	7/1/2028	AA-	4,925	5,184,055
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2021	AA-	5,000	5,629,050
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A	10,000	11,402,800
MA St Dev Fin Agy Dominion Enrg Brayton Point AMT	5.00%	2/1/2036	A-	2,200	1,992,958
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A	2,500	2,487,425
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	3,970,225
MD St Econ Dev Corp Potomac Rmkt	6.20%	9/1/2022	A3	5,700	6,548,388
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A (NPFGC)(FGIC)	5.00%	10/1/2032	A	975	985,423
MI St Strategic Fd Ltd Coll Detroit Fd Pollutn Ser BB (AMBAC)	7.00%	5/1/2021	A2	500	607,045
MI St Strategic Fd Ltd Detroit Edison Pollutn Ctrl Ser C AMT	5.65%	9/1/2029	A2	1,360	1,341,014
Midlothian TX Wtr Dist Cap Apprec (AGM)	Zero Coupon	9/1/2022	AAA	2,000	1,172,820
Muni Elec Auth GA Ser B	5.00%	1/1/2020	A	3,550	3,896,799
NC Eastern Muni Pwr Agy Ser A (AG)	5.25%	1/1/2019	AAA	5,000	5,429,350
NC Muni Pwr Agy No 1 Catawaba Ser A	5.25%	1/1/2020	A	2,000	2,220,980
NE St Muni Enrg Agy Ser A (BHAC)	5.375%	4/1/2039	AA+	2,085	2,250,591
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2023	A1	1,245	1,320,522
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2021	A1	1,000	1,111,550
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1	1,000	1,101,020
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+	5,000	5,178,300
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	Baa2	3,250	3,507,595

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Utilities (continued)
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%		10/1/2019	BBB-		$4,500	$4,680,360
OH St Wtr Dev Auth Pollutn Ctrl First Enrg Ser A	5.875%		6/1/2033	Baa1		1,875	2,073,562
OK St Muni Pwr Auth Ser A	5.875%		1/1/2028	A		1,000	1,092,330
Orlando FL Utils Commn Ser B	5.00%		10/1/2033	Aa1		2,500	2,616,000
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%		1/1/2032	Baa3		1,500	1,543,890
Palm Beach Cnty FL Solid Wst Auth Impt Ser B	5.50%		10/1/2028	AA		3,000	3,200,940
Phoenix AZ Civic Impt Corp Jr Lien Ser A(b)	5.00%		7/1/2039	AAA		6,250	6,458,156
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%		12/1/2037	NR		3,000	2,892,270
Pinal Cnty AZ Elec Dist No 4	6.00%		12/1/2028	BBB		740	755,947
Puerto Rico Elec Pwr Auth Ser XX(c)	5.75%		7/1/2036	A3		4,000	4,260,840
Sabine River Auth TX Pollutn Ctrl Southwestern Elec Co (NPFGC)	4.95%		3/1/2018	A		2,500	2,462,975
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%		5/1/2030	CCC		1,375	1,330,313
Sabine River Auth TX Pollutn Ctrl TXU Enrg Co Pj Ser A	5.80%		7/1/2022	CCC		1,000	610,420
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%		8/15/2023	AAA		3,650	3,894,039
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%		8/15/2024	AAA		2,920	3,115,231
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%		8/15/2025	AAA		2,920	3,115,231
Salt Verde AZ Financial Corp Gas Rev Sr	5.00%		12/1/2037	A		3,750	3,241,050
San Diego CA Pub Facs Fing Auth Sr Ser A	5.25%		5/15/2039	A+		2,500	2,610,225
Santa Margarita-Dana CA Point Auth Wtr Dist Impt Ser 2-3-4 A	5.25%		8/1/2032	AA		3,020	3,130,985
Southern CA Pub Pwr Auth Pj No 1 Ser A	1.637%	#	11/1/2038	A		5,000	3,835,900
TN Enrg Acq Corp Jr Ser B	5.625%		9/1/2026	BBB	(a)	4,781	4,566,381
TN Enrg Acq Corp Ser A	5.25%		9/1/2019	BB+		2,050	2,092,599
Tooele UT Hazardous Wst Union Pacific Pj A Rmkt AMT	5.70%		11/1/2026	BBB		5,000	5,024,800
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%		12/15/2026	A		1,250	1,212,063
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	6.25%		12/15/2026	A		3,810	4,127,830

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities (continued)
UT Wtr Fin Agy Rev Pooled Ln Fing Pg Ser B (AMBAC)	5.125%	7/1/2023	NR	$1,000		$988,100

Total						231,186,617

Total Municipal Bonds (cost $1,245,896,101)						1,255,992,778

				Shares (000)
SHORT-TERM INVESTMENTS 0.00%

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus				–	(d)	105
SSgA Tax Free Money Market Fund				5		4,501

Total Short-Term Investments (cost $4,606)						4,606

Total Investments in Securities 111.38% (cost $1,245,900,707)						1,255,997,384

Liabilities in Excess of Cash and Other Assets(e) (11.38%)						(128,296,980)

Net Assets 100.00%						$1,127,700,404

Open Futures Contracts at March 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2010	800	Short	$(92,900,000)	$438,091
Ultra Long U.S. Treasury Bond	June 2010	83	Short	(9,957,406)	207,199

Totals				$(102,857,406)	$645,290

See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 107.35%

Corporate-Backed 3.95%
CA Pollutn Ctrl Fing Auth Browning Ferris Indl Inc Ser A AMT	5.80%	12/1/2016	BBB	$1,080	$1,081,447
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	BBB+	2,620	2,336,333
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A	1,505	1,553,130
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.00%	3/1/2037	A	975	847,763
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,250	2,015,033

Total					7,833,706

Education 6.14%
Abag Fin Auth For Nonprofit Corp CA Sch of Mech Arts	5.25%	10/1/2026	A3	500	500,540
CA Edl Facs Auth Rev CA Lutheran Univ	5.25%	10/1/2021	Baa1	1,500	1,522,560
CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Ba1	1,000	698,030
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	863,970
CA Edl Facs Auth Rev Univ Sthn CA Ser A	5.00%	10/1/2039	AA+	1,000	1,042,100
CA Muni Fin Auth Ed Rev Amer Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-	1,000	844,800
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,119,937
CA St Unref Bal	5.125%	6/1/2027	A-	5	4,991
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	1,000	1,037,770
San Bernardino Cmnty College Dist CA Election 2002 Ser A	5.75%	8/1/2020	AA-	750	857,460
San Ysidro CA Sch Dist Cap Apprec Election 1997 Ser D (NPFGC)(FGIC)	Zero Coupon	8/1/2028	A	1,000	305,770
Univ of CA Ser O(b)	5.75%	5/15/2031	Aa1	3,000	3,369,495

Total					12,167,423

General Obligation 18.60%
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	BBB+	1,000	1,046,490
Barstow CA Unif Sch Dist Ser A (NPFGC)(FGIC)	5.00%	8/1/2026	A3	2,475	2,495,839
Berkeley CA Measure I-Animal Shelter Pj (AG)	4.625%	9/1/2037	AAA	1,025	926,846
CA St	5.00%	9/1/2028	A-	1,000	970,680

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation (continued)
CA St (CIFG)	4.50%	8/1/2028	A-		$1,400	$1,249,416
CA St Unref Bal (AMBAC)	5.00%	4/1/2031	A-		10	9,525
CA St Var Purp	5.25%	10/1/2029	A-		1,500	1,490,940
CA St Var Purp	5.50%	4/1/2024	A-		1,000	1,040,970
CA St Var Purp	6.50%	4/1/2033	A-		2,500	2,740,325
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	4.50%	8/1/2031	Aa1		1,800	1,751,742
Los Angeles CA Cmnty College Dist 2003 Election Ser F-1	5.00%	8/1/2033	AA		1,000	1,013,520
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2028	AAA		3,000	3,110,055
Los Angeles CA Unif Sch Dist Ser A-1 (NPFGC)	4.50%	1/1/2028	AA-		1,000	944,680
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	AA-		2,225	2,296,267
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001 (NPFGC)(FGIC)	5.00%	8/1/2024	A		1,060	1,078,020
Montebello CA Unif Sch Dist Election of 2004 (AGM)	5.00%	8/1/2028	AAA		1,335	1,366,840
Oak Vly CA Hosp Dist Election 2004 (NPFGC)(FGIC)	5.00%	7/1/2033	A3		500	450,495
Oxnard CA Union High Sch Dist Ser A (NPFGC)	6.00%	2/1/2020	A		650	705,738
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2032	AA		1,910	1,929,692
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2033	AA		2,145	2,152,794
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2034	AA		2,400	2,410,476
Pittsburg CA Redev Agy Los Medanos Cmnty Dev Pj (AMBAC)	Zero Coupon	8/1/2026	A	(a)	3,500	1,193,955
Pomona CA Unif Sch Dist Ser A (NPFGC)	6.15%	8/1/2030	A		825	884,507
Pomona CA Unif Sch Dist Ser A (NPFGC)	6.55%	8/1/2029	A		950	1,064,171
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	BBB-		1,000	1,047,530
Riverside CA Cmnty College Dist Unref Bal Ser A (NPFGC)	5.50%	8/1/2029	AA-		15	15,410
Territory of Guam Ser A	7.00%	11/15/2039	B+		390	418,427
West Contra Costa CA Unif Sch Dist Election of 2005 Ser B	6.00%	8/1/2027	A		1,000	1,065,700

Total						36,871,050

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care 11.38%
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser A	6.00%	7/1/2039	A		$2,000	$2,126,540
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A		2,500	2,552,875
CA Hlth Facs Fing Auth Mtg Ins CA NV Methodist	5.00%	7/1/2036	A-		1,000	865,600
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		1,000	1,123,810
CA Infrastr & Econ Dev Bk Kaiser Hosp Ser A	5.55%	8/1/2031	A+		650	659,373
CA Infrastr & Econ Dev Bk Kaiser Hosp Ser B	5.50%	8/1/2031	A		1,225	1,231,529
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.25%	2/1/2037	Baa2		1,000	871,790
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.50%	2/1/2039	Baa2		1,000	886,930
CA Sierra View Loc Hlthcare Dist	5.25%	7/1/2032	A	(a)	1,000	934,740
CA Statewide Cmntys Dev Auth Amer Baptist Homes West	6.25%	10/1/2039	BBB-		1,500	1,472,265
CA Statewide Cmntys Dev Auth CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Ba1		1,000	931,710
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2035	BBB		1,675	1,459,712
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		2,000	1,658,780
CA Statewide Cmntys Dev Auth Kaiser Ser C Rmkt	5.25%	8/1/2031	A+		1,500	1,496,070
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB		1,000	1,056,440
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		1,500	1,313,925
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		1,030	1,053,649
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	5.50%	6/1/2031	A+		345	347,684
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	6.00%	6/1/2022	A+		500	519,995

Total						22,563,417

Housing 1.04%
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A		2,000	2,055,880

Lease Obligations 12.55%
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2024	BBB+		1,550	1,470,702

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Lease Obligations (continued)
CA St Pub Wrks Brd Lease Dept Gen Svcs Teale Data Ctr Ser B (AMBAC)	5.25%	3/1/2020	BBB+		$1,000	$1,008,580
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2		1,500	1,518,397
CA St Pub Wrks Brd Var Cap Pj Sub Ser I-1	5.375%	11/1/2022	BBB+		1,000	1,007,020
CA St Pub Wrks Brd Var Cap Pj Sub Ser I-1	6.375%	11/1/2034	BBB+		2,000	2,086,420
Los Angeles CA Convtn & Exhibit Ctr Auth Ser A	5.00%	8/15/2020	AA-		1,000	1,057,290
Los Angeles CA Muni Impt Corp Cap Equip Ser A	5.00%	9/1/2025	A+		2,000	2,056,560
Los Angeles CA Muni Impt Corp Cap Equip Ser A (AG)	5.25%	4/1/2019	AAA		750	838,793
Palm Springs CA Fing Auth Convtn Ctr Pj Ser A (NPFGC)	5.50%	11/1/2035	A		1,000	975,830
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	915,560
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-		1,000	1,080,580
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AAA		1,000	1,072,960
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%	12/1/2035	AA-		1,500	1,686,630
San Buenaventura CA Ser C COP (AMBAC)	5.25%	2/1/2031	NR		2,575	2,526,847
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2024	AA+		1,410	1,466,076
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2036	AA+		1,000	984,110
Santa Ana CA Unif Sch Dist Cap Apprec Fing Pj COP (AGM)	Zero Coupon	4/1/2019	AAA		2,295	1,368,141
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B	5.50%	10/15/2037	BBB		2,000	1,773,060

Total						24,893,556

Other Revenue 2.83%
CA Muni Fin Auth High Tech High Chula Vista B†	6.00%	7/1/2028	BB+	(a)	850	752,717
CA Muni Fin Auth OCEAA Pj Ser A	6.75%	10/1/2028	NR		1,445	1,297,726

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		$500	$370,250
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,225	847,737
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		1,250	993,975
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+		1,000	974,810
Oakland CA Jt Pwrs Fing Auth	5.50%	9/2/2024	A-		375	378,277

Total						5,615,492

Pre-Refunded 3.23%
CA Edl Facs Auth Rev Pooled College & Univ Ser C ETM	6.50%	6/1/2020	Baa3		3,000	3,051,510
CA Edl Facs Auth Rev Scripps College	5.25%	8/1/2026	A1		1,145	1,216,895
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	5.00%	5/15/2038	Baa2		1,000	880,880
El Monte CA Sch Dist Ser A (AGM)	6.25%	5/1/2025	AAA		1,230	1,246,457

Total						6,395,742

Special Tax 9.48%
Apple Vly CA Redev Agy Veda Pj Area	4.75%	6/1/2037	BBB+		1,500	1,244,925
Carpinteria CA Santn Dist Spl Assmnt Ltd Ser 2007-1-A	6.90%	9/2/2039	NR		490	506,243
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2033	NR		545	473,338
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2037	NR		935	794,133
Folsom CA Redev Agy Tax Alloc Cent Folsom Redev Pj	5.50%	8/1/2036	A		1,000	937,920
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%	12/1/2024	A-		2,000	1,995,860
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,274,434
Jurupa CA Cmnty Svcs Dist Spl Tax Cmnty Facs Dist 18 Eastvale Ser A	5.00%	9/1/2036	NR		1,710	1,355,705
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	A		1,000	1,084,690
Los Angeles Cnty CA Pub Wrks Fing Auth Los Angeles Regl Pk Open Space (AGM)	5.25%	10/1/2018	AAA		1,000	1,146,490
Redding CA Redev Agy Shastec Redev Pj	5.00%	9/1/2029	BBB+		600	538,698
RNR Sch Fing Auth CA Spl Tax Cmnty Facs Dist No 92-1 Ser A (AMBAC)	5.625%	9/1/2030	A	(a)	3,860	3,632,492

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Special Tax (continued)
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-		$1,000	$1,061,630
San Diego CA Spl Tax Cmnty Facs Dist No 4 Ser A	6.00%	9/1/2037	NR		1,000	926,730
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	6.625%	8/1/2039	BBB		1,500	1,566,015
South Orange Cnty CA Pub Fing Auth Ladera Ranch Ser A (AMBAC)	4.625%	8/15/2026	BBB+		310	266,817

Total						18,806,120

Tax Revenue 4.09%
CA St Econ Recovery Ser A	5.00%	7/1/2018	A+		1,000	1,103,460
CA St Econ Recovery Ser A	5.00%	7/1/2022	A+		1,000	1,050,140
Los Angeles Cnty CA Metro Transn Auth Prop A-1st Tier Sr Ser B	5.00%	7/1/2031	AAA		1,635	1,707,807
Los Angeles Cnty CA Metro Transn Auth Prop C 2nd Sr Ser A (AGM)	4.50%	7/1/2030	AAA		1,000	989,460
Los Angeles Cnty CA Metro Transn Auth Ser A (AG)	5.00%	7/1/2022	AAA		2,000	2,180,060
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A		500	540,835
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A		500	541,095

Total						8,112,857

Tobacco 3.20%
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BBB		1,000	782,760
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BBB		2,200	1,404,326
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB		1,245	879,929
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A	5.00%	6/1/2045	BBB+		1,000	861,910
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	1,000	765,620
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	1,630	1,302,288
Silicon Vly CA Tob Securitization Auth Cap Apprec Turbo Santa Clara A	Zero Coupon	6/1/2036	BBB	(a)	3,500	353,605

Total						6,350,438

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation 6.78%
Bay Area Toll Auth CA San Francisco Bay Area F-1	5.00%	4/1/2034	AA	$2,000	$2,054,300
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)(c)	5.00%	5/15/2035	AA	10,000	10,000,000
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	5.30%	7/1/2013	NR	200	187,186
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.00%	7/1/2018	NR	250	223,972
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.40%	7/1/2023	NR	300	258,129
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.50%	7/1/2027	NR	260	217,870
San Francisco CA City & Cnty Arpts Commn Spl Facs Lease SFO Fuel Ser A AMT (AGM)	5.75%	1/1/2014	AAA	500	500,985

Total					13,442,442

Utilities 24.08%
Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	1,000	1,017,470
Burbank CA Wtr & Pwr Elec Sys Rev Ser A	5.00%	6/1/2023	AA-	2,000	2,153,320
CA Eastern Muni Wtr Dist Ser H	5.00%	7/1/2033	AA	2,500	2,567,750
CA Pollutn Ctrl Fing Auth Republic Svcs Inc Pj Ser C AMT	5.25%	6/1/2023	BBB	810	830,979
CA Pollutn Ctrl Fing Auth Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB	1,000	1,014,270
CA Pollutn Ctrl Fing Auth Solid Wst Mgmt Inc Pj Ser B AMT	5.00%	7/1/2027	BBB	1,000	978,450
CA St Dept of Wtr Res Cent Vly Pj Ser AE	5.00%	12/1/2026	AAA	2,000	2,172,660
Chino Basin Desalter Auth Ser A (AG)	5.00%	6/1/2027	AAA	2,000	2,063,360
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3	1,000	1,099,790
Fresno CA Swr Rev Ser A (AG)	5.00%	9/1/2025	AAA	1,530	1,616,965
Imperial CA Wtr Fac COP (NPFGC)(FGIC)	5.00%	10/15/2020	A	3,250	3,228,940
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.50%	11/15/2037	A	1,000	961,540
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A-1 (AGM)	5.00%	7/1/2015	AAA	1,000	1,153,240
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A	2,000	2,280,560
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1	1,985	2,185,525
Northern CA Pwr Agy Rev Hydroelectronic No 1-C (AG)	5.00%	7/1/2024	AAA	1,760	1,860,830
Puerto Rico Elec Pwr Auth Ser XX(c)	5.25%	7/1/2040	A3	1,500	1,481,940

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities (continued)
Puerto Rico Elec Pwr Auth Ser XX(c)	5.75%	7/1/2036	A3	$3,000		$3,195,630
Riverside CA Elec Rev Issue D (AGM)	5.00%	10/1/2027	AAA	1,000		1,039,950
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AAA	1,920		2,048,371
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AAA	1,540		1,642,965
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AAA	1,540		1,642,964
Sacramento CA Regl Cnty Santn Dist Ser A (NPFGC)(FGIC)	5.25%	12/1/2023	AA	1,500		1,678,905
San Diego CA Pub Facs Fing Auth Sr Ser A	5.25%	5/15/2039	A+	1,500		1,566,135
Santa Margarita-Dana CA Point Auth Wtr Dist Impt Ser 2-3-4 A	5.25%	8/1/2032	AA	2,000		2,073,500
Shasta CA Jt Pwrs Fing Auth Cnty Admin Bldg Pj Ser A (NPFGC)	5.25%	4/1/2023	A	675		690,890
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2033	A	2,000		1,873,720
Sthn CA Pub Pwr Auth Sub Sthn Transmission Ser A	5.00%	7/1/2020	Aa3	1,500		1,635,000

Total						47,755,619

Total Municipal Bonds (cost $214,324,703)						212,863,742

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus General CA Municipal Money Market Fund Class A (cost $26)				–	(d)	26

Total Investments in Securities 107.35% (cost $214,324,729)						212,863,768

Liabilities in Excess of Cash and Other Assets(e) (7.35%)						(14,575,636)

Net Assets 100.00%						$198,288,132

Open Futures Contracts at March 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2010	138	Short	$(16,025,250)	$70,254
Ultra Long U.S. Treasury Bond	June 2010	12	Short	(1,439,625)	29,956

Totals				$(17,464,875)	$100,210

See Notes to Financial Statements.

Schedule of Investments (unaudited)

CONNECTICUT TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 107.21%

Corporate-Backed 3.55%
New Haven CT Solid Wst Auth	5.375%	6/1/2028	A	$1,500	$1,574,040
Sprague CT Envr Impt Intl Paper Co Pj Ser A AMT	5.70%	10/1/2021	BBB	900	889,551
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,000	1,791,140

Total					4,254,731

Education 27.82%
CT St Higher Ed Supplement Ln Auth Chesla Ln Pg Ser A	5.05%	11/15/2027	Aa3	800	815,824
CT St Higher Ed Supplement Ln Auth Sr Fam Ed Ln Pg Ser A AMT (NPFGC)	4.80%	11/15/2022	Aa3	1,880	1,771,355
CT St Hlth & Edl Facs Auth (RADIAN)	5.35%	7/1/2031	NR	695	631,797
CT St Hlth & Edl Facs Auth Chase Collegiate Sch Ser A (RADIAN)	4.00%	7/1/2019	NR	100	87,587
CT St Hlth & Edl Facs Auth Chase Collegiate Sch Ser A (RADIAN)	5.00%	7/1/2027	NR	100	88,262
CT St Hlth & Edl Facs Auth CT College Ser G (NPFGC)	4.50%	7/1/2037	A	620	607,464
CT St Hlth & Edl Facs Auth Fairfield Univ Ser M	5.00%	7/1/2026	A-	450	462,505
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2026	A-	2,000	2,055,580
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2029	A-	2,000	2,033,600
CT St Hlth & Edl Facs Auth Loomis Chaffee Sch Ser F (AMBAC)	4.00%	7/1/2022	A2	95	98,444
CT St Hlth & Edl Facs Auth Norwich Free Academy Ser A (AMBAC)	5.00%	7/1/2034	A2	1,250	1,273,775
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser H (AMBAC)	5.00%	7/1/2036	A-	1,015	1,026,845
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A	3,000	3,078,510
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2027	A	1,000	1,026,170
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2030	NR	465	436,788
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2037	NR	700	621,985

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2028	AAA	$1,500	$1,578,105
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2033	AAA	4,050	4,260,883
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2038	AAA	4,610	4,850,043
CT St Hlth & Edl Facs Auth Trinity College Ser J (NPFGC)	4.25%	7/1/2031	A1	1,000	964,650
CT St Hlth & Edl Facs Auth Univ Hartford Ser E (RADIAN)	5.25%	7/1/2032	BBB-	2,900	2,746,880
CT St Hlth & Edl Facs Auth Yale Univ Ser Z-1	5.00%	7/1/2042	AAA	1,000	1,040,640
Univ of CT Ser A	5.00%	4/1/2018	AA	1,580	1,774,640

Total					33,332,332

General Obligation 20.70%
CT St Regl Sch Dist No 5	5.00%	8/15/2019	Aa2	555	625,441
CT St Ser A	5.00%	2/15/2027	AA	1,000	1,090,280
CT St Ser A	5.00%	4/15/2028	AA	2,555	2,770,846
CT St Ser B	4.75%	5/1/2024	AA	2,000	2,126,600
CT St Ser B	5.00%	5/1/2025	AA	2,500	2,710,500
CT St Ser B (AMBAC)	5.25%	6/1/2019	AA	1,370	1,587,720
Hartford CT Ser A (AG)	5.00%	8/15/2028	AAA	1,740	1,850,873
Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	A	1,470	1,559,949
Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	A	1,000	1,055,320
Montville CT	6.70%	6/15/2010	Aa3	575	582,055
New Haven CT (AMBAC)	5.00%	11/1/2020	A-	2,000	2,109,760
New Haven CT Ser A (AG)	4.75%	3/1/2028	AAA	1,145	1,184,606
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	2,485	2,002,562
Puerto Rico Comwlth Cap Apprec Pub Impt	Zero Coupon	7/1/2018	BBB-	2,035	1,267,622
Puerto Rico Comwlth Ser A	5.375%	7/1/2033	BBB-	1,000	982,340
Puerto Rico Comwlth Unref Bal Pub Impt (AGM)	5.125%	7/1/2030	AAA	945	949,253
Redding CT	6.60%	4/15/2010	Aa2	100	100,159
Territory of Guam Ser A	7.00%	11/15/2039	B+	235	252,129

Total					24,808,015

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care 15.11%
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.50%		8/15/2027	NR	$1,380	$1,139,963
CT St Hlth & Edl Facs Auth Ascension Hlth Sr Ctr(b)	5.00%		11/15/2040	Aa1	6,535	6,679,828
CT St Hlth & Edl Facs Auth Bridgeport Hosp Ser A (NPFGC)	6.625%		7/1/2018	A	1,250	1,250,250
CT St Hlth & Edl Facs Auth Catholic Hlth East Ser F (NPFGC)	5.625%		11/15/2020	A1	325	328,299
CT St Hlth & Edl Facs Auth CT College Ser E (NPFGC)	5.00%		7/1/2032	A	1,050	1,077,982
CT St Hlth & Edl Facs Auth Hosp for Spl Care Ser C (RADIAN)	5.25%		7/1/2037	BBB-	1,345	1,184,246
CT St Hlth & Edl Facs Auth William W Backus Hosp Ser G (AGM)	5.00%		7/1/2035	AAA	1,000	1,005,410
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%		7/1/2024	Aa3	1,715	1,742,406
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%		7/1/2031	Aa3	3,000	2,957,310
Territory of Guam Oblig Rev Section 30 Ser A	5.75%		12/1/2034	BBB-	720	736,531

Total						18,102,225

Housing 1.22%
CT St Hsg Fin Auth Hsg Mtg Fin Ser F Rmkt AMT (AMBAC)	4.90%		11/15/2035	AAA	1,000	952,310
CT St Hsg Fin Auth Spl Oblig Grp Home Mtg (AMBAC)	5.85%		6/15/2030	NR	500	509,660

Total						1,461,970

Lease Obligations 0.80%
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.25%		10/1/2024	NR	1,000	964,950

Other Revenue 4.05%
CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser F (AG)	5.00%		7/1/2031	AAA	1,750	1,826,003
CT St Hlth & Edl Facs Auth Greater Hartford YMCA Ser B	0.30%	#	7/1/2038	Aa3	1,000	1,000,000
CT St Hlth & Edl Facs Auth Trinity College Ser H (NPFGC)	4.75%		7/1/2023	A+	1,030	1,063,825

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs Ser D GTD	5.25%	7/1/2036	BBB-	$1,000	$961,380

Total					4,851,208

Pre-Refunded 7.66%
Bridgeport CT Ser C (FGIC)	5.00%	8/15/2020	A-	500	529,080
CT St Hlth & Edl Facs Auth CT St Univ Sys Ser E (FGIC)	5.00%	11/1/2033	AA	750	825,307
CT St Ser B	5.60%	6/15/2020	Aa3	250	252,433
New Haven CT Ser A ETM (AMBAC)	5.00%	11/1/2021	A-	30	34,934
New Haven CT Ser C ETM (NPFGC)	5.00%	11/1/2021	A	10	11,085
New Haven CT Unref Bal Ser A (AMBAC)	5.00%	11/1/2021	A-	970	1,045,534
Puerto Rico Comwlth Hwy & Transn Auth Ser D (FSA)	5.00%	7/1/2032	AAA	410	447,507
Puerto Rico Elec Pwr Auth Ser II	5.25%	7/1/2031	A3	1,000	1,105,630
Puerto Rico Elec Pwr Auth Ser NN (NPFGC)	5.00%	7/1/2032	AAA	1,500	1,681,890
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.50%	8/1/2029	Aaa	750	809,130
Waterbury CT Ser A (AGM)	5.125%	4/1/2022	AAA	2,250	2,437,627

Total					9,180,157

Special Tax 1.36%
CT St Spl Tax Oblig Transn Infrastr Ser A (AMBAC)	5.00%	8/1/2023	AA	1,500	1,631,985

Tax Revenue 8.64%
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	1,000	1,032,660
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A (AGM)(b)	5.00%	8/1/2040	AAA	6,320	6,361,902
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-	1,000	993,000
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC) (FGIC)	5.00%	10/1/2025	A	1,500	1,505,760
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2039	BBB	500	458,055

Total					10,351,377

Transportation 0.88%
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A	1,000	1,056,840

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CONNECTICUT TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities 15.42%
CT St Dev Auth Lt & Pwr B AMT	5.95%		9/1/2028	Baa1	$2,550		$2,558,134
CT St Dev Auth Solid Wst Disp PSEG Pwr LLC Pj Ser A AMT	5.75%		11/1/2037	Baa1	1,500		1,483,560
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	4.70%		7/1/2036	NR	2,000		1,626,740
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	5.00%		7/1/2038	NR	3,700		3,172,380
CT St Dev Auth Wtr Fac Bridgeport AMT TCRS (AMBAC)	6.15%		4/1/2035	A	500		500,700
CT St Dev Auth Wtr Fac Wtr Co of CT Pj Ser A AMT (NPFGC)(FGIC)	5.00%		10/1/2040	A	500		466,025
CT St Muni Elec Enrg Cooperative Ser A (AMBAC)	5.00%		1/1/2022	Aa3	1,650		1,788,022
Naugatuck CT Incineration Facs Pj Ser A AMT COP (AMBAC)	5.00%		6/15/2022	A2	225		224,780
Puerto Rico Elec Pwr Auth Libor Ser UU	0.86%	#	7/1/2031	A3	1,000		712,820
Puerto Rico Elec Pwr Auth Ser TT	5.00%		7/1/2037	A3	1,500		1,433,325
Puerto Rico Elec Pwr Auth Ser WW	5.00%		7/1/2028	A3	1,500		1,501,890
South Cent CT Regl Wtr Auth 22nd Ser (AGM)	5.00%		8/1/2038	AAA	2,000		2,058,840
Virgin Islands Wtr & Pwr Auth Ser A	5.00%		7/1/2031	BBB-	1,000		944,910

Total							18,472,126

Total Municipal Bonds (cost $129,116,551)							128,467,916

					Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus CT Municipal Cash Management (cost $6)					–	(d)	6

Total Investments in Securities 107.21% (cost $129,116,557)							128,467,922

Liabilities in Excess of Cash and Other Assets(e) (7.21%)							(8,638,873)

Net Assets 100.00%							$119,829,049

Open Futures Contracts at March 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2010	88	Short	$(10,219,000)	$45,241
Ultra Long U.S. Treasury Bond	June 2010	33	Short	(3,958,969)	65,208

Totals				$(14,177,969)	$110,449

See Notes to Financial Statements.

Schedule of Investments (unaudited)

HAWAII TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 106.42%

Corporate-Backed 2.32%
HI St Dept Transn Spl Fac Rev Continental Airlines Inc AMT	7.00%	6/1/2020	B	$1,000	$966,140
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,250	2,015,033

Total					2,981,173

Education 7.11%
HI St Dept Bdgt & Fin Chaminade Univ Honolulu (RADIAN)	4.75%	1/1/2036	NR	1,000	894,780
HI St Dept Bdgt & Fin Chaminade Univ Honolulu (RADIAN)	5.00%	1/1/2026	NR	150	146,477
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	4.625%	1/1/2036	NR	1,000	908,310
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	5.00%	1/1/2026	NR	1,000	997,760
Univ of HI Rev Ser A	5.25%	10/1/2034	Aa3	1,000	1,054,230
Univ of HI Rev Ser A	6.00%	10/1/2038	Aa3	1,750	1,945,142
Univ of HI Rev Ser A (NPFGC)	4.125%	10/1/2026	Aa3	1,670	1,614,640
Univ of HI Rev Ser A CR (MBIA)(AGM)	5.00%	7/15/2024	AAA	1,500	1,580,730

Total					9,142,069

General Obligation 30.86%
HI Cnty HI Ser A	5.00%	7/15/2020	AA-	1,150	1,261,688
HI Cnty HI Ser A (AGM)	5.00%	7/15/2023	AAA	1,000	1,047,560
HI Cnty HI Ser A (NPFGC)	5.00%	7/15/2024	AA-	900	941,472
HI Cnty HI Ser A (NPFGC)	5.25%	7/15/2023	AA-	595	629,915
HI Cnty HI Ser A (NPFGC)(FGIC)	5.60%	5/1/2013	AA-	1,780	1,987,299
HI St Ser CA (NPFGC)(FGIC)	8.00%	1/1/2013	AA	2,000	2,358,980
HI St Ser CZ (AGM)	5.25%	7/1/2018	AAA	1,000	1,063,000
HI St Ser DE (NPFGC)	5.00%	10/1/2024	AA	1,000	1,055,820
HI St Ser DG (AMBAC)	5.00%	7/1/2016	AA	1,000	1,120,900
HI St Ser DI (AGM)	5.00%	3/1/2020	AAA	2,000	2,179,820
HI St Ser DK	5.00%	5/1/2025	AA	3,500	3,807,195
HI St Ser DK	5.00%	5/1/2026	AA	2,500	2,712,175
HI St Ser DK	5.00%	5/1/2027	AA	2,500	2,704,925
HI St Unref Bal Ser BZ	6.00%	10/1/2012	AA	60	67,316
Honolulu HI City & Cnty Ser A	5.00%	4/1/2026	AA	1,000	1,087,450

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2021	AAA	$1,070	$1,178,947
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2022	AAA	1,525	1,671,049
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2028	AAA	3,295	3,514,974
Honolulu HI City & Cnty Ser B (FSA)	5.25%	7/1/2017	AAA	1,500	1,750,905
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%	7/1/2018	AA	1,000	1,111,050
Honolulu HI City & Cnty Ser D (NPFGC)	5.00%	7/1/2023	AA	2,000	2,149,220
Kauai Cnty HI Ser A (NPFGC)(FGIC)	5.00%	8/1/2029	AA	1,000	1,044,020
Maui Cnty HI (NPFGC)	5.00%	3/1/2025	AA	1,000	1,066,080
Maui Cnty HI Ser A (NPFGC)	5.00%	7/1/2023	AA	1,040	1,123,637
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	995	801,831
Territory of Guam Ser A	7.00%	11/15/2039	B+	235	252,129

Total					39,689,357

Health Care 3.37%
HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	7.875%	11/15/2023	NR	500	539,565
HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	8.00%	11/15/2033	NR	600	642,402
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	BBB+	1,240	1,243,633
Kuakini HI Hlth Sys Spl Purp Ser A	6.30%	7/1/2022	BBB-	1,000	1,005,870
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A	150	150,026
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	740	756,990

Total					4,338,486

Housing 2.26%
HI St Hsg Fin & Dev Corp Rent Hsg Sys Ser B Rmkt (AGM)	6.50%	7/1/2033	Aa3	2,000	2,190,120
HI St Hsg Fin & Dev Corp Sing Fam Mtg Ser B (FNMA)	5.30%	7/1/2028	AAA	715	715,300

Total					2,905,420

Lease Obligations 3.04%
HI St Dept Hawaiian Home Lands Kapolei Office Fac Ser A (AGM)	5.00%	11/1/2031	Aa3	1,805	1,866,153
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	1,000	964,950
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-	1,000	1,080,580

Total					3,911,683

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded 8.14%
HI Cnty HI Ser A (FGIC)	5.50%	7/15/2017	A+	$1,045	$1,110,072
Honolulu HI City & Cnty Brd Wtr Supply (AGM)	5.25%	7/1/2031	AAA	100	105,922
Honolulu HI City & Cnty Wtr ETM TCRS (FGIC)	6.00%	12/1/2015	Aa2	1,000	1,210,980
Puerto Rico Comwlth Hwy & Transn Auth Ser D	5.25%	7/1/2038	AAA	1,000	1,090,000
Puerto Rico Comwlth Hwy & Transn Auth Ser Y	5.50%	7/1/2036	Aaa	1,000	1,186,800
Puerto Rico Comwlth Infrastr Fing Auth Ser A	5.50%	10/1/2032	AAA	200	207,096
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2036	BBB-	1,465	1,593,451
Univ of HI Univ Sys Rev Ser A (FGIC)	5.125%	7/15/2032	Aa3	1,100	1,203,620
Univ of HI Univ Sys Rev Ser A (FGIC)	5.50%	7/15/2029	Aa3	2,500	2,756,550

Total					10,464,491

Special Tax 4.26%
HI St Dept Hawaiian Home Lands Rev	5.875%	4/1/2034	A2	3,000	3,113,340
Puerto Rico Comwlth Infrastr Fing Auth Ser B	5.00%	7/1/2046	BBB+	1,000	908,680
Puerto Rico Comwlth Infrastr Fing Auth Ser C (AMBAC)	5.50%	7/1/2028	BBB+	1,475	1,461,460

Total					5,483,480

Tax Revenue 11.18%
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	1,500	1,548,990
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	6.50%	8/1/2044	A+	2,500	2,788,250
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A (AGM)(b)	5.00%	8/1/2040	AAA	6,870	6,915,548
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-	1,000	993,000
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC) (FGIC)	4.25%	10/1/2029	A	500	436,725
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC) (FGIC)	5.00%	10/1/2025	A	1,000	1,003,840
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2039	BBB	750	687,082

Total					14,373,435

Transportation 12.24%
HI St Arpts Sys Rev Ser A(c)	5.00%	7/1/2034	A2	5,000	4,971,800
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.00%	1/1/2031	AAA	2,000	1,861,280
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.25%	1/1/2027	AAA	1,450	1,445,085
HI St Hwy Rev	5.00%	1/1/2019	AA+	1,000	1,135,380
HI St Hwy Rev Ser A (AGM)	5.00%	7/1/2023	AAA	2,000	2,132,420

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
Puerto Rico Comwlth Hwy & Transn Auth (AG)(AGM)	5.50%		7/1/2025	AAA	$2,000	$2,230,420
Puerto Rico Comwlth Hwy & Transn Auth Ser CC (AGM)	5.25%		7/1/2033	AAA	1,000	1,061,080
Puerto Rico Comwlth Hwy & Transn Auth Ser M	5.00%		7/1/2046	BBB	1,000	887,580
Puerto Rico Comwlth Hwy & Transn Auth Sub St Infrastr Bk	5.00%		7/1/2022	BBB-	20	20,009

Total						15,745,054

Utilities 21.64%
HI St Dept Bdgt & Fin Elec Co & Subs Ser A AMT (FGIC)	4.80%		1/1/2025	Baa1	1,000	931,770
HI St Dept Bdgt & Fin Hawaiian Elec Co Ser A AMT (FGIC)	4.65%		3/1/2037	Baa1	1,000	841,870
HI St Dept Bdgt & Fin Hawaiian Elec Co Ser B AMT (FGIC)	4.60%		5/1/2026	Baa1	1,500	1,354,155
Honolulu HI City & Cnty Brd Wtr Supply Ser B AMT (NPFGC)	5.25%		7/1/2021	AA	1,335	1,404,380
Honolulu HI City & Cnty Wst Wtr 2nd Bd Resolution Jr Ser A (AGM)(b)	5.00%		7/1/2032	AAA	10,000	10,366,050
Honolulu HI City & Cnty Wst Wtr Sr Ser A (NPFGC)(FGIC)	5.00%		7/1/2024	AA-	2,745	2,910,606
Kauai Cnty HI Ser A (NPFGC)(FGIC)	5.00%		8/1/2028	AA	1,000	1,047,430
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.00%		7/1/2038	BBB-	1,000	1,037,350
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.00%		7/1/2028	AAA	1,000	1,028,480
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.125%		7/1/2047	AAA	1,000	994,150
Puerto Rico Elec Pwr Auth Libor Ser UU	0.86%	#	7/1/2031	A3	1,000	712,820
Puerto Rico Elec Pwr Auth Ser TT	5.00%		7/1/2032	A3	1,000	971,170
Puerto Rico Elec Pwr Auth Ser XX(c)	5.25%		7/1/2040	A3	1,000	987,960
Puerto Rico Elec Pwr Auth Ser XX(c)	5.75%		7/1/2036	A3	2,000	2,130,420
Virgin Islands Wtr & Pwr Auth Ser A	5.00%		7/1/2027	BBB-	555	548,018
Virgin Islands Wtr & Pwr Auth Ser A	5.00%		7/1/2031	BBB-	600	566,946

Total						27,833,575

Total Investments in Municipal Bonds 106.42% (cost $134,450,073)						136,868,223

Liabilities in Excess of Cash and Other Assets(e) (6.42%)						(8,255,235)

Net Assets 100.00%						$128,612,988

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HAWAII TAX FREE FUND March 31, 2010

Open Futures Contracts at March 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2010	77	Short	$(8,941,625)	$39,126
Ultra Long U.S. Treasury Bond	June 2010	7	Short	(839,781)	17,475

Totals				$(9,781,406)	$56,601

See Notes to Financial Statements.

Schedule of Investments (unaudited)

MISSOURI TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 103.76%

Corporate-Backed 2.85%
MO St Dev Fin Brd Solid Wst Disp Procter & Gamble Paper Prods AMT	5.20%		3/15/2029	AA-	$1,150	$1,175,070
MO St Envr Impt & Enrg Res Auth KC Pwr & Lt Co Pj AMT	4.90%		5/1/2038	BBB	1,500	1,587,675
St. Louis MO Indl Dev Auth Anheuser Busch Pj AMT	4.875%		3/1/2032	BBB+	1,000	922,130
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%		7/1/2022	Baa3	1,500	1,343,355

Total						5,028,230

Education 5.92%
Curators Univ MO Sys Facs Rev Ser A	5.00%		11/1/2017	AA	400	453,804
Curators Univ MO Sys Facs Rev Ser A	5.00%		11/1/2023	AA	2,000	2,179,880
Lincoln Univ MO Aux Sys (AG)	5.00%		6/1/2027	AAA	500	529,855
Lincoln Univ MO Aux Sys (AG)	5.125%		6/1/2037	AAA	1,250	1,303,462
MO St Hlth & Edl Facs Auth Drury Univ	0.32%	#	8/15/2028	Aa3	1,490	1,490,000
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.00%		2/15/2033	AAA	3,000	3,075,240
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%		3/15/2018	AAA	375	438,844
MO St Hlth & Edl Facs Auth Washington Univ Ser B	0.32%	#	9/1/2030	AAA	1,000	1,000,000

Total						10,471,085

General Obligation 5.35%
Jackson Cnty MO Reorg Sch Dist No 7 Sch Bldg (NPFGC)	5.25%		3/1/2022	Aa2	1,000	1,115,700
Northern Mariana Islands Comwlth Ser B	5.00%		10/1/2033	NR	2,500	1,949,100
Puerto Rico Comwlth Pub Impt Ser A (IBC)(NPFGC)	5.50%		7/1/2029	A	1,000	983,600
St. Louis Cnty MO Lindbergh Sch Dist No R-8 Cap Apprec (NPFGC)	Zero Coupon		3/1/2018	AA	2,080	1,558,024
St. Louis Cnty MO Pkwy C-2 Sch Dist Ser A	5.00%		3/1/2024	AAA	3,320	3,529,990
Territory of Guam Ser A	7.00%		11/15/2039	B+	300	321,867

Total						9,458,281

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care 15.22%
Boone Cnty MO Boone Hosp Ctr Rev	5.75%	8/1/2028	A3		$1,500	$1,546,845
Cape Girardeau Cnty MO Indl Dev Auth St. Francis Med Ctr	5.75%	6/1/2039	A+		1,000	1,030,760
Cape Girardeau Cnty MO Indl Dev Auth Unref Bal Southeast MO Hosp	5.75%	6/1/2032	BBB+	(a)	260	254,246
Cass Cnty MO Hosp Rev	5.625%	5/1/2038	BBB-	(a)	1,500	1,331,520
Hannibal MO Indl Dev Auth Hlth Facs	5.00%	3/1/2022	BBB+		835	796,732
Joplin MO Indl Dev Auth Freeman Hlth Sys Pj	5.75%	2/15/2035	BBB+		2,500	2,438,475
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		1,000	986,410
MO St Hlth & Edl Facs Auth BJC Hlth Sys	5.25%	5/15/2032	AA		5,000	5,103,050
MO St Hlth & Edl Facs Auth Children’s Mercy Hosp	5.25%	5/15/2029	A+		1,000	1,004,250
MO St Hlth & Edl Facs Auth Cox Hlth	5.50%	11/15/2039	A2		2,000	2,012,140
MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-	(a)	3,680	3,411,507
MO St Hlth & Edl Facs Auth SSM Hlthcare Ser A	5.00%	6/1/2028	AA-		2,000	2,060,620
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Ser 2005A (AGM)	5.50%	11/15/2028	AAA		1,850	1,937,690
St. Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR		1,510	1,119,876
St. Louis Cnty MO Indl Dev Auth St. Andrew’s Res for Srs Ser A	6.375%	12/1/2041	NR		1,000	880,730
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		960	982,042

Total						26,896,893

Housing 3.98%
Kansas City MO Indl Dev Auth Multi Fam Hsg Grand Blvd Ser A (GNMA)	5.30%	11/20/2049	Aaa		1,000	1,004,880
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT (FHA)	4.875%	7/1/2037	AA		1,500	1,364,145
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT (FHA)	4.875%	7/1/2030	AA		530	502,202
MO St Hsg Dev Commn Rev Multi Fam Hsg Metro Vlg 5 AMT (FHA)	4.75%	7/1/2021	AA		615	602,897
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	AAA		440	460,904
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA/FHLMC)	5.70%	9/1/2038	AAA		1,465	1,509,096

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Housing (continued)
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg B AMT (GNMA/FNMA)	4.70%	9/1/2026	AAA	$1,210	$1,207,205
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg B-1 AMT (GNMA/FNMA)	5.375%	9/1/2022	AAA	385	384,188

Total					7,035,517

Lease Obligations 13.20%
Cape Girardeau Cnty MO Bldg Corp Jackson R-II Sch Dist HS Pj (NPFGC)	5.25%	3/1/2026	A	1,000	1,067,270
Grandview MO COP (NPFGC)(FGIC)	5.00%	1/1/2027	A3	1,700	1,715,436
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj	5.00%	12/1/2029	A1	1,500	1,561,095
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj Ser A (NPFGC)	5.00%	12/1/2018	A1	1,385	1,503,861
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj Ser B	5.00%	12/1/2031	A1	1,000	1,015,200
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%	12/1/2021	A+	2,000	2,109,740
Kansas City MO Metro Jr College Dist Lease COP	5.00%	7/1/2028	Aa3	3,500	3,628,695
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-	585	504,054
MO St Dev Fin Brd Cultural Facs Nelson Gallery Fndtn Ser A (NPFGC)	5.00%	12/1/2030	AA-	3,300	3,352,635
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.00%	6/1/2035	A	1,220	1,118,703
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-	1,000	1,080,580
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs I GTD	5.25%	7/1/2033	BBB-	2,465	2,381,363
Springfield MO Spl Oblig Heers Garage Pj Ser B	4.50%	11/1/2027	A1	500	492,820
St. Louis MO Muni Fin Corp (AGM)	5.00%	2/15/2023	AAA	1,675	1,802,116

Total					23,333,568

Other Revenue 7.94%
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2024	AAA	1,000	1,078,740
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2025	AAA	1,860	1,991,855
MO St Brd of Pub Bldgs Spl Ser A	5.00%	10/15/2027	AA+	2,500	2,603,950
MO St Dev Fin Brd Cultural Facs Ser B	5.00%	6/1/2037	AAA	3,000	3,120,480

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
MO St Dev Fin Brd Infrastr Independence Crackerneck Creek	5.00%	3/1/2028	A	$1,000	$976,830
MO St Dev Fin Brd Midwest Resh Instl Pj	4.50%	11/1/2027	Baa2	1,000	857,910
MO St Dev Fin Brd Midwest Resh Instl Pj	5.00%	11/1/2022	Baa2	1,000	985,300
MO St Hlth & Edl Facs Auth SSM Hlth 2008 Ser B (AMBAC)	5.25%	6/1/2021	AA-	235	249,612
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR	575	465,980
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR	1,000	761,260
St. Louis MO Indl Dev Auth Rev Convtn Ctr Hotel (AMBAC)	Zero Coupon	7/15/2020	NR	2,000	949,820

Total					14,041,737

Pre-Refunded 4.72%
Cape Girardeau Cnty MO Indl Dev Auth Southeast MO Hosp	5.75%	6/1/2032	NR	1,340	1,469,766
MO St Hlth & Edl Facs Auth Webster Univ (NPFGC)	5.25%	4/1/2021	A3	2,000	2,002,460
Puerto Rico Comwlth Hwy & Transn Auth Ser D	5.75%	7/1/2041	AAA	1,000	1,101,010
Puerto Rico Pub Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR	35	39,734
St. Louis MO Arpt Rev Dev Pg Ser A (NPFGC)	5.25%	7/1/2031	AAA	2,000	2,114,600
St. Louis MO Muni Fin Corp Lease Carnahan Courthouse Ser A (FGIC)	5.125%	2/15/2027	NR	1,500	1,614,195

Total					8,341,765

Special Tax 2.91%
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR	1,375	1,125,836
Howard Bend MO Levee Dist Impt	4.40%	3/1/2026	BBB	1,000	918,330
Kansas City MO Tax Incr Maincor Pj Ser A	5.25%	3/1/2018	NR	500	469,155
Osage Beach MO Tax Incr Prewitts Pt Pj	5.00%	5/1/2023	NR	1,000	814,150
Riverside Quindaro Bend Levee Dist MO Ser L 385 Pj (RADIAN)	5.00%	3/1/2017	BBB	795	797,266
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.75%	4/1/2027	NR	1,300	1,018,719

Total					5,143,456

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tax Revenue 16.94%
Bi-State Dev Agy of the MO-IL Metro Dist Metrolink Cross Cnty Extension (AG)(b)	5.00%	10/1/2039	AAA	$11,000	$11,139,150
Bi-State Dev Agy of the MO-IL Metro Dist St. Clair Cnty Metrolink Pj (AGM)	5.25%	7/1/2024	AAA	2,330	2,494,312
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	2,000	2,065,320
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A (AGM)(b)	5.00%	8/1/2040	AAA	9,070	9,130,134
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-	775	769,575
St. Louis MO Muni Fin Corp (AMBAC)	5.00%	2/15/2037	NR	4,000	3,662,080
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2039	BBB	750	687,082

Total					29,947,653

Transportation 5.52%
MO St Hwys & Transn Commn 1st Lien Ser B	5.00%	5/1/2022	AAA	1,500	1,647,840
MO St Hwys & Transn Commn 2nd Lien	5.25%	5/1/2021	AAA	3,500	3,948,315
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A	1,000	1,056,840
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2025	AAA	2,000	2,042,460
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A	1,000	1,058,840

Total					9,754,295

Utilities 19.21%
Carroll Cnty MO Pub Wtr Supply Dist No 1	6.00%	3/1/2039	A	1,000	1,077,420
Kansas City MO Santn Swr Sys Rev Ser A	5.25%	1/1/2034	AA	1,000	1,061,030
Kansas City MO Wtr Rev Ser A	5.25%	12/1/2032	AA+	1,000	1,062,780
Metro St. Louis MO Swr Dist Ser A	5.75%	5/1/2038	AA+	1,760	1,919,685
Metro St. Louis MO Swr Dist Ser A (NPFGC)	5.00%	5/1/2034	AA+	2,000	2,055,460
MO Jt Muni Elec Util Commn Iatan 2 Pj Ser A	6.00%	1/1/2039	A3	2,000	2,106,700
MO Jt Muni Elec Util Commn Iatan 2 Pj Ser A (AMBAC)	5.00%	1/1/2034	A3	1,000	1,000,910
MO Jt Muni Elec Util Commn Plum Point Pj (NPFGC)	5.00%	1/1/2034	A	5,000	4,727,400
MO Jt Muni Elec Util Commn Ser A (AMBAC)	5.00%	1/1/2023	A3	3,000	3,084,360
MO St Envr Impt & Enrg Res Auth Amer Wtr Co Pj AMT (AMBAC)	4.60%	12/1/2036	Baa1	1,000	796,950
MO St Envr Impt & Enrg Res Auth Union Elec Co Pj AMT	5.45%	10/1/2028	A3	2,475	2,364,021

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MISSOURI TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving B	7.20%		7/1/2016	Aaa	$1,030	$1,032,657
MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving D	5.90%		1/1/2019	Aaa	200	200,402
MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving E	5.625%		7/1/2016	Aaa	220	220,427
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.00%		7/1/2038	BBB-	1,000	1,037,350
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.125%		7/1/2047	AAA	1,000	994,150
Puerto Rico Elec Pwr Auth Libor Ser UU	0.86%	#	7/1/2031	A3	1,000	712,820
Puerto Rico Elec Pwr Auth Ser RR (XLCA)	5.00%		7/1/2025	A3	1,000	1,014,640
Puerto Rico Elec Pwr Auth Ser TT	5.00%		7/1/2032	A3	2,500	2,427,925
Puerto Rico Elec Pwr Auth Ser WW	5.00%		7/1/2028	A3	1,500	1,501,890
St. Charles Cnty MO Pub Wtr Dist No 2 Pj Ser A COP (NPFGC)	5.125%		12/1/2027	Baa1	1,500	1,510,170
St. Joseph MO Indl Dev Auth Swr Sys Impts Pj	5.00%		4/1/2027	A	1,325	1,354,760
Virgin Islands Wtr & Pwr Auth Ser A	5.00%		7/1/2031	BBB-	730	689,784

Total						33,953,691

Total Investments in Municipal Bonds 103.76% (cost $184,027,781)						183,406,171

Liabilities in Excess of Cash and Other Assets(e) (3.76%)						(6,653,705)

Net Assets 100.00%						$176,752,466

Open Futures Contracts at March 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2010	146	Short	$(16,954,250)	$83,393
Ultra Long U.S. Treasury Bond	June 2010	7	Short	(839,781)	17,475

Totals				$(17,794,031)	$100,868

See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 104.93%

Corporate-Backed 7.40%
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%		11/1/2035	BB-	$750	$578,843
NJ Econ Dev Auth Amer Wtr Co Inc Ser B AMT (NPFGC)(FGIC)	5.375%		5/1/2032	NR	5,000	4,529,600
NJ Econ Dev Auth Bayonne/IMTT Pj Ser A	0.46%	#	12/1/2027	A2	1,400	1,400,000
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%		4/1/2028	Baa3	675	732,071
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%		4/1/2028	B3	320	215,149
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%		9/15/2029	B	1,000	924,910
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%		7/1/2022	Baa3	1,000	895,570

Total						9,276,143

Education 13.60%
NJ St Edl Facs Auth College of NJ Ser D (AGM)	5.00%		7/1/2028	AAA	3,000	3,178,320
NJ St Edl Facs Auth Georgian Court Univ Ser D	5.25%		7/1/2037	BBB+	750	751,725
NJ St Edl Facs Auth Kean Univ Ser D (NPFGC)(FGIC)	5.00%		7/1/2032	A	500	504,800
NJ St Edl Facs Auth Montclair St Univ Ser J	5.00%		7/1/2029	A2	2,000	2,056,960
NJ St Edl Facs Auth Rider Univ Ser C (RADIAN)	4.70%		7/1/2027	Baa1	1,000	891,070
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%		7/1/2027	AAA	1,725	1,816,460
NJ St Edl Facs Auth Seton Hall Univ Ser E	6.00%		7/1/2028	A	2,400	2,646,528
NJ St Edl Facs Auth Stevens Inst Tech Ser A	5.00%		7/1/2034	BBB+	1,000	950,090
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%		12/1/2032	Baa2	1,000	1,135,290
NJ St Higher Ed Student Assist Auth Ser A AMT (NPFGC)	6.15%		6/1/2019	A	465	469,687
Rutgers St Univ NJ Ser F	5.00%		5/1/2031	AA	2,500	2,647,550

Total						17,048,480

General Obligation 12.07%
Essex Cnty NJ Impt Auth Pj Cons GTD (AMBAC)	5.25%		12/15/2018	A1	2,000	2,231,660
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%		4/1/2028	AA+	2,500	2,703,175

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	A1	$1,410	$1,547,179
Millburn Twp NJ Brd Ed	5.35%	7/15/2018	Aa1	1,050	1,238,002
Millburn Twp NJ Brd Ed	5.35%	7/15/2019	Aa1	250	295,250
Montville Twp NJ Fire Dist No 2	5.25%	7/15/2016	A3	410	449,532
Newark NJ Hsg Auth Rev South Ward Police Fac (AG)	6.75%	12/1/2038	Aa3	750	846,397
NJ St Equip Lease Purchase Ser A COP	5.25%	6/15/2029	AA-	1,000	1,030,060
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,500	1,949,100
Paterson NJ (AGM)	5.00%	6/15/2020	Aa3	900	931,455
Pohatcong Twp NJ Sch Dist (AGM)	5.25%	7/15/2026	AAA	1,335	1,577,436
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	BBB-	190	186,960
Rahway NJ (AGM)	4.125%	12/15/2026	Aa3	5	5,122
Territory of Guam Ser A	7.00%	11/15/2039	B+	140	150,205

Total					15,141,533

Health Care 26.26%
Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR	1,000	836,930
Camden Cnty NJ Impt Auth Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB	760	609,231
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	500	410,155
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	1,000	784,200
NJ Econ Dev Auth Masonic Charity Fndtn Pj	6.00%	6/1/2025	A-	1,000	1,033,310
NJ Econ Dev Auth Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR	1,500	1,218,810
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A1	2,000	2,033,600
NJ Hlthcare Facs Fing Auth Atlanticare Regl Med Ctr	5.00%	7/1/2037	A+	1,000	994,030
NJ Hlthcare Facs Fing Auth Cap Hlth Sys Oblig Grp Ser A	5.375%	7/1/2033	Baa1	2,000	2,214,420
NJ Hlthcare Facs Fing Auth Chilton Mem Hosp	5.75%	7/1/2039	BBB+	2,000	1,971,120
NJ Hlthcare Facs Fing Auth Hackensack Univ Med Ctr (AG)	5.25%	1/1/2031	Aa3	2,100	2,152,122
NJ Hlthcare Facs Fing Auth Holy Name Hosp	5.00%	7/1/2036	Baa2	1,700	1,423,665
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	AA-	5,000	5,069,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.75%	10/1/2031	AA-		$1,250	$1,327,888
NJ Hlthcare Facs Fing Auth Hunterdon Med Ctr Ser A	5.25%	7/1/2025	A-		600	612,414
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		2,000	2,029,480
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	Baa2		1,000	1,022,050
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-		1,000	874,410
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-		1,000	847,360
NJ Hlthcare Facs Fing Auth Virtua Hlth	5.75%	7/1/2033	A		2,500	2,610,800
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A		1,000	1,000,170
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2025	Aa1		415	429,363
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2030	Aa1		1,000	1,034,610
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		375	383,610

Total						32,922,748

Housing 0.62%
NJ Econ Dev Auth Cranes Mill Pj Ser A	5.00%	6/1/2015	BBB-	(a)	715	708,243
Virgin Islands Hsg Fin Auth Sing Fam Mtg Bkd Secs Pg Ser A AMT (GNMA)	6.50%	3/1/2025	NR		65	65,077

Total						773,320

Lease Obligations 4.27%
Morris-Union Jt Commn NJ COP (RADIAN)	5.00%	5/1/2027	Baa2		1,000	966,530
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.50%	12/15/2029	AA-		1,250	1,380,800
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	AA-		1,000	1,008,830
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	915,560
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-		1,000	1,080,580

Total						5,352,300

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue 3.77%
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	$1,300	$234,182
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	5.75%	10/1/2021	Baa3	1,000	1,013,420
NJ Envr Infrastr Tr Ser C	5.00%	9/1/2021	AAA	3,000	3,481,290

Total					4,728,892

Pre-Refunded 1.01%
North Bergen Twp NJ Brd Ed COP (AGM)	6.125%	12/15/2022	Aa3	1,185	1,244,902
Puerto Rico Pub Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR	20	22,705

Total					1,267,607

Special Tax 0.50%
NJ Econ Dev Auth Newark Downtown Dist Mgmt Corp	5.125%	6/15/2037	Baa3	700	624,309

Tax Revenue 2.23%
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	1,000	961,720
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+	1,000	1,062,910
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-	775	769,575

Total					2,794,205

Tobacco 2.73%
NJ Tob Sttlmnt Fing Corp Cap Apprec Bds Ser 1C	Zero Coupon	6/1/2041	BB-	25,000	1,246,250
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB	1,025	846,107
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	BBB	1,000	689,290
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BBB	1,000	646,270

Total					3,427,917

Transportation 24.01%
Hudson Cnty NJ Impt Auth Harrison Pkg Fac Pj Ser C GTD (AG)	5.125%	1/1/2031	AAA	2,500	2,602,500
NJ St Tpk Auth Rev Ser H	5.00%	1/1/2036	A+	3,000	3,085,320
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2038	AA-	5,000	879,400
NJ St Transn Tr Fd Auth TCRS Ser A (AMBAC)	5.25%	12/15/2022	AA-	1,500	1,647,420

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Transportation (continued)
NJ St Transn Tr Fd Auth Transn Sys Ser A (AMBAC)	4.75%	12/15/2037	AA-	$2,000		$1,942,860
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%	12/15/2021	AA-	5,000		5,519,750
Port Auth NY & NJ Cons 125th Ser (AGM)	5.00%	10/15/2027	AAA	1,500		1,568,400
Port Auth NY & NJ Cons 152nd AMT	5.75%	11/1/2030	Aa2	1,000		1,077,460
Port Auth NY & NJ Cons 156th Ser(b)	4.75%	11/1/2036	Aa2	10,625		10,725,453
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A	1,000		1,056,840

Total						30,105,403

Utilities 6.46%
North Hudson NJ Sewerage Auth Swr Rev Ser C (NPFGC)	5.00%	8/1/2022	Baa1	1,025		1,027,911
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,000		1,001,260
Puerto Rico Elec Pwr Auth Ser XX(c)	5.25%	7/1/2040	A3	1,000		987,960
Puerto Rico Elec Pwr Auth Ser XX(c)	5.75%	7/1/2036	A3	2,000		2,130,420
Salem Cnty NJ Utils Auth Pollutn Ctrl Atlantic City Elec Ser A	4.875%	6/1/2029	A-	2,000		2,005,400
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-	1,000		944,910

Total						8,097,861

Total Municipal Bonds (cost $134,242,461)						131,560,718

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $5)				–	(d)	5

Total Investments in Securities 104.93% (cost $134,242,466)						131,560,723

Liabilities in Excess of Cash and Other Assets(e) (4.93%)						(6,181,991)

Net Assets 100.00%						$125,378,732

Open Futures Contracts at March 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2010	110	Short	$(12,773,750)	$56,026
Ultra Long U.S. Treasury Bond	June 2010	10	Short	(1,199,688)	24,964

Totals				$(13,973,438)	$80,990

See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 109.02%

Corporate-Backed 6.37%
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	$500	$321,565
Chautauqua Cnty NY Indl Dev Agcy Dunkirk Pwr Pj Rmkt	5.875%	4/1/2042	Baa3	1,000	1,010,680
Essex Cnty NY Indl Dev Agy Intl Paper Co Pjs Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,127,602
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1	5,000	5,056,250
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	2,245	1,616,355
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	3,000	2,359,680
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.00%	12/1/2023	BB	1,000	854,970
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	1,000	938,390
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	1,750	1,633,923
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	1,665	1,491,124
Yonkers NY Indl Dev Agy Rev Sacred Hrt Assocs Pj Ser A AMT (SONYMA)	4.80%	10/1/2026	Aa1	750	744,090

Total					17,154,629

Education 19.21%
Albany NY Indl Dev Agy Civic Fac Albany College Pharmacy Pj Ser A	5.625%	12/1/2034	BBB-	700	668,108
Albany NY Indl Dev Agy Civic Fac Albany Law Sch Univ Ser A	5.00%	7/1/2031	BBB	1,000	934,170
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.00%	5/1/2023	BBB-	500	491,045
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.10%	5/1/2031	BBB-	1,075	1,024,271
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	6.50%	1/1/2027	NR	1,000	974,050
New York City NY Indl Dev Agy Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BB+	1,820	1,678,331
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,168,725

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)
NY St Dorm Auth Lease Rev Cap Apprec Court Facs	Zero Coupon	8/1/2021	AA+	$3,265	$1,992,727
NY St Dorm Auth Lease Rev Master Boces Pg Oneida	5.25%	8/15/2028	A+	3,375	3,523,230
NY St Dorm Auth Rev Colgate Univ (NPFGC)	6.00%	7/1/2016	AA-	1,000	1,130,080
NY St Dorm Auth Rev Non St Supp Debt NYU Ser A(b)	5.25%	7/1/2034	AA-	20,000	21,349,000
NY St Dorm Auth Rev Non St Supp Debt NYU Ser C	5.00%	7/1/2029	AA-	5,000	5,336,750
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	2,750	3,049,970
NY St Dorm Auth Rev Non St Supp Debt Teachers College	5.375%	3/1/2029	A1	1,000	1,056,800
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ	5.00%	9/1/2034	AA	1,500	1,556,925
NY St Dorm Auth Rev St City Univ Cons 5th Gen Res Ser B	5.00%	7/1/2027	AA-	1,500	1,557,315
Oneida Cnty NY Indl Dev Agy Hamilton College Civic Fac	5.00%	9/15/2027	Aa2	2,565	2,730,160
Seneca Cnty NY Indl Dev Agy NY Chiropractic College	5.00%	10/1/2027	BBB	500	485,805
Yonkers NY Indl Dev Agy Civic Ctr Sarah Lawrence College Pj Ser A	6.00%	6/1/2029	BBB+	1,000	1,065,850

Total					51,773,312

General Obligation 11.46%
New York City NY Sub Ser I-1(b)	5.00%	4/1/2025	AA	10,000	10,524,600
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,000	3,118,560
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AGM)	5.00%	10/1/2032	AAA	1,425	1,468,021
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,290	3,533,650
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	4,790	5,144,737
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	1,920	2,062,191
Puerto Rico Comwlth Pub Impt	5.25%	7/1/2018	BBB-	2,000	2,077,020
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	BBB-	1,000	1,047,530

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Puerto Rico Comwlth Unref Bal 07 Pub Impt (IBC)(NPFGC)	5.00%	7/1/2028	Baa1	$355	$343,423
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	BBB-	190	186,960
Syracuse NY Indl Dev Agy Syracuse City Sch Dist Ser A (AGM)	5.00%	5/1/2027	AAA	1,000	1,064,100
Territory of Guam Ser A	7.00%	11/15/2039	B+	280	300,409

Total					30,871,201

Health Care 13.33%
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.25%	11/15/2027	BBB+	1,500	1,456,305
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser E	5.50%	11/15/2027	BBB+	1,000	998,820
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%	7/1/2024	NR	1,750	1,781,640
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	1,700	1,410,439
Genesee Cnty NY Indl Dev Agy Utd Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	811,170
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-	750	670,395
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-	750	667,913
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.50%	2/15/2023	A+	1,000	1,075,790
New York City NY Indl Dev Agy Coll Mtg Eger Hrbr Pj A (GNMA)	5.875%	5/20/2044	AA+	595	636,567
NY St Dorm Auth Rev Catholic Hlth Long Island Oblig Grp	5.00%	7/1/2027	A3	1,250	1,217,500
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Ba1	2,000	1,966,640
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.50%	7/1/2030	Ba1	1,500	1,392,750
NY St Dorm Auth Rev Mental Hlth Svcs Ser B (NPFGC)(IBC)	6.00%	8/15/2012	AA-	1,460	1,613,081
NY St Dorm Auth Rev Non St Supp Debt Mem Sloan Kettering Sub Ser A2	5.00%	7/1/2026	AA	2,500	2,645,025
NY St Dorm Auth Rev Non St Supp Debt Mount Sinai Sch Med	5.125%	7/1/2039	A-	3,000	3,014,010

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)
NY St Dorm Auth Rev Non St Supp Debt Muni Hlth Facs Lease Sub 2-4	5.00%		1/15/2028	AA-	$1,000	$1,021,890
NY St Dorm Auth Rev Non St Supp Debt North Shore L I Jewish Ser A	5.25%		5/1/2030	A-	2,520	2,558,052
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%		7/1/2020	BBB	3,435	3,465,881
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%		7/1/2036	BBB	2,265	2,036,122
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%		12/1/2029	Ba1	2,000	1,962,860
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%		7/1/2018	NR	1,000	1,048,570
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.375%		1/1/2027	NR	1,230	973,090
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.50%		1/1/2037	NR	1,000	738,710
Territory of Guam Oblig Rev Section 30 Ser A	5.75%		12/1/2034	BBB-	755	772,335

Total						35,935,555

Housing 2.03%
New York City NY Hsg Dev Corp Multi Fam Hsg Ser A-1-A AMT	0.32%	#	11/1/2046	AA	2,250	2,250,000
NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%		10/1/2030	Aa1	2,255	2,181,758
NY St Mtg Agy Hmownr Mtg Rev Ser 156	5.20%		10/1/2028	Aa1	1,000	1,026,200

Total						5,457,958

Lease Obligations 10.30%
New York City NY Edl Constr Fd Ser A (NPFGC)(FGIC)	5.00%		4/1/2031	AA-	10,215	10,389,574
New York City NY Indl Dev Agy NY Stock Exchange Pj Ser A	4.75%		5/1/2029	AA-	2,500	2,531,175
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%		11/15/2023	AAA	1,830	1,973,875
New York City NY Transnl Fin Auth Fiscal 2008 Ser S1	5.00%		1/15/2028	AA-	5,000	5,158,850
NY St Urban Dev Corp Rev St Facs	5.70%		4/1/2020	AA-	4,150	4,615,381
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%		10/1/2037	NR	1,000	915,560

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-	$2,000	$2,161,160

Total					27,745,575

Other Revenue 7.54%
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-	3,000	3,088,950
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.50%	7/15/2030	BBB-	1,500	1,597,590
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2030	NR	750	515,115
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2036	NR	1,000	653,560
New York City NY Tr Cultural Res Carnegie Hall Ser A	5.00%	12/1/2039	A+	2,000	2,036,680
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018	A+	2,500	2,832,825
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2	4,500	4,718,700
NY St Urban Dev Corp Rev St Pers Income Tax Ser B	5.00%	3/15/2032	AAA	2,250	2,340,855
Ulster Cnty NY Indl Dev Agy Ser A	6.00%	9/15/2027	NR	3,000	2,522,400

Total					20,306,675

Pre-Refunded 1.97%
New York City NY Muni Wtr Fin Auth Unref Bal Ser B	6.00%	6/15/2033	AAA	1,470	1,499,297
NY St Dorm Auth Rev Pace Univ (NPFGC)	6.00%	7/1/2029	A	1,610	1,647,883
Puerto Rico Comwlth Hwy & Transn Auth Ser D	5.25%	7/1/2038	AAA	1,000	1,090,000
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.50%	8/1/2029	Aaa	1,000	1,078,840

Total					5,316,020

Special Tax 0.66%
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,000	1,788,300

Tax Revenue 8.19%
New York City NY Transnl Fin Auth Fiscal 2009 Ser S1	5.375%	7/15/2024	AA-	5,000	5,454,200

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tax Revenue (continued)
New York City NY Transnl Fin Auth Future Tax Secd Ser A	5.00%	5/1/2034	AAA	$5,000	$5,222,200
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA	4,160	4,428,070
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1	5.00%	12/15/2028	AAA	2,625	2,794,155
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+	3,000	3,188,730
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-	1,000	993,000

Total					22,080,355

Tobacco 0.74%
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB	2,445	1,996,514

Transportation 12.15%
Metro Transn Auth NY Ser A	5.00%	11/15/2031	A	5,000	5,124,050
Metro Transn Auth NY Ser B	5.00%	11/15/2034	AA	2,000	2,077,220
New York City NY Indl Dev Agy 1990 Amer Airlines Inc Pj AMT	5.40%	7/1/2019	CCC+	2,635	2,067,632
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2021	A3	1,250	1,277,600
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3	2,000	2,021,360
NY St Thwy Auth Gen Rev Ser H (NPFGC)(FGIC)	5.00%	1/1/2030	A+	5,000	5,131,900
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2028	AA	2,000	2,111,760
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A	1,000	1,056,840
Puerto Rico Comwlth Hwy & Transn Auth Sub PR St Infrastr Bk	5.00%	7/1/2028	BBB-	1,000	984,640
Triborough NY Bridge & Tunnel Auth Gen Purp	4.75%	11/15/2030	Aa2	5,455	5,606,267
Triborough NY Bridge & Tunnel Auth Ser C	5.00%	11/15/2029	Aa2	5,000	5,293,650

Total					32,752,919

Utilities 15.07%
Long Island NY Pwr Auth Ser A	5.50%	4/1/2024	A-	2,190	2,387,560
New York City NY Muni Wtr Fin Auth Ser CC	5.00%	6/15/2029	AA+	1,545	1,626,545
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	3,500	3,692,378

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities (continued)
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.125%	6/15/2030	AA+	$6,500		$6,857,272
New York City NY Muni Wtr Fin Auth Ser DD	5.00%	6/15/2032	AA+	1,000		1,042,930
NY St Enrg Resh & Dev Auth Reg Lnkd Savrs & RIBs Brooklyn AMT	6.952%	7/1/2026	A+	8,000		7,998,240
NY St Envr Facs Corp Ser A	5.00%	6/15/2029	AA+	2,795		3,012,507
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+	5,000		5,178,300
NY St Envr Facs Corp Wst Mgmt Pj Ser A AMT	4.55%	5/1/2012	BBB	1,500		1,517,130
Puerto Rico Elec Pwr Auth Ser XX(c)	5.25%	7/1/2040	A3	2,000		1,975,920
Puerto Rico Elec Pwr Auth Ser XX(c)	5.75%	7/1/2036	A3	5,000		5,326,050

Total						40,614,832

Total Municipal Bonds (cost $291,506,894)						293,793,845

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $113)				–	(d)	113

Total Investments in Securities 109.02% (cost $291,507,007)						293,793,958

Liabilities in Excess of Cash and Other Assets(e) (9.02%)						(24,318,735)

Net Assets 100.00%						$269,475,223

Open Futures Contracts at March 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2010	264	Short	$(30,657,000)	$155,419
Ultra Long U.S. Treasury Bond	June 2010	28	Short	(3,359,125)	69,898

Totals				$(34,016,125)	$225,317

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 98.96%

Corporate-Backed 4.36%
Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		$1,500	$1,526,385
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		3,315	3,528,784
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB		3,800	3,982,438
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%	1/1/2019	AA		4,000	4,240,760
CA Pollutn Ctrl Fing Auth Browning Ferris Indl Inc Ser A AMT	5.80%	12/1/2016	BBB		1,600	1,602,144
Chicago IL O’Hare Intl Arpt Ser B (AGM)	5.00%	1/1/2020	AAA		3,500	3,725,925
DeSoto Parish LA Envr Fac Intl Paper Co Ser A AMT	4.75%	3/1/2019	BBB		6,480	5,865,955
Jay ME Solid Wst Disp Rev Intl Paper Co Pj Ser A AMT	4.90%	11/1/2017	BBB		2,890	2,778,446
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A		500	515,990
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+	(a)	750	764,407
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.375%	12/1/2014	BBB+	(a)	1,000	1,018,650
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(f)	6.20%	9/1/2020	NR		400	128,000
Mission TX Econ Dev Corp Wst Mgmt Inc Pj AMT	6.00%	8/1/2020	BBB		2,000	2,212,820
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		3,000	2,617,590
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		1,000	994,260
NH St Business Fin Auth Pub Svc Ser D Rmkt TCRS AMT (AMBAC)	6.00%	5/1/2021	A3		1,000	1,010,600
NH St Business Fin Auth UTD Illuminating Ser A AMT	4.50%	7/1/2027	BBB		5,000	5,055,500
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		3,000	2,774,730
OH St Wtr Dev Auth Solid Wst Allied Wst NA Inc Pj Ser A AMT	5.15%	7/15/2015	BBB		250	252,328
Port of Corpus Christi Auth of Nueces Cnty TX Union Pacific	5.65%	12/1/2022	NR		2,400	2,451,048
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB		2,500	2,822,400

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Corporate-Backed (continued)
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.50%	3/1/2018	A	$500	$526,800
Seminole Indian Tribe FL Spl Oblig Ser A†	5.75%	10/1/2022	BBB	150	146,736
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	250	234,598
Tulsa OK Arpts Impt Tr Rev Ser A Rmkt AMT	7.75%	6/1/2035	B-	2,500	2,450,400
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	1,000	895,570
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	5,000	4,587,050
Yavapai Cnty AZ Indl Dev Auth Wst Mgmt Inc Pj AMT	4.00%	6/1/2027	BBB	2,000	2,007,340

Total					60,717,654

Education 7.31%
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.00%	11/15/2015	BBB+	250	262,310
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2015	A2	1,100	1,199,583
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ Ser A (NPFGC)(FGIC)	5.00%	3/1/2013	A	150	161,438
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.00%	7/1/2021	A1	610	629,380
AZ St Univ Brd Regents COP (NPFGC)	5.00%	7/1/2022	AA-	3,465	3,598,957
AZ St Univ Enrg Mgmt LLC Tempe Campus II	5.00%	7/1/2019	AA-	2,090	2,203,675
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2018	Aa3	500	568,630
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,058,381
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	2,000	2,160,920
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	1,000	1,037,770
Carrollton TX Fmrs Branch Indpt Sch Dist Sch Bldg PSF GTD	4.50%	2/15/2019	AAA	500	535,590
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2016	A-	1,000	1,096,830
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2019	A	500	532,085
Cuyahoga OH Cmnty College Dist Ser C	5.00%	8/1/2020	AA-	1,800	1,983,312
Delaware Cnty PA Auth Univ Rev Villanova Univ (NPFGC)(FGIC)	5.00%	8/1/2010	A1	200	202,848

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)
Harris Cnty TX Cultural Ed Facs Fin Corp Baylor College Medicine Ser D	5.00%	11/15/2019	A-	$1,910	$1,920,524
IL Edl Facs Auth Rev Northwestern Univ	5.50%	12/1/2013	AAA	300	327,987
IL Fin Auth Rev DePaul Univ	5.00%	10/1/2013	A-	1,225	1,325,781
IL Fin Auth Rev Inst Tech	6.50%	2/1/2023	Baa2	2,000	2,142,420
IL Fin Auth Rev Inst Tech Ser A	5.00%	4/1/2016	Baa2	2,000	2,062,540
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	2,500	2,683,812
IL Fin Auth Rev Univ of Chicago Ser B	5.50%	7/1/2021	Aa1	5,000	5,622,300
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2019	AAA	2,850	3,305,088
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	6.25%	6/15/2020	Ba3	3,000	2,820,990
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,168,619
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.25%	12/1/2018	Baa3	1,120	1,050,190
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	5.25%	4/1/2016	A2	1,000	1,090,390
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA	625	731,406
NC Cap Facs Fin Agy Meredith College	5.375%	6/1/2021	BBB	500	518,835
NH Hlth & Ed Facs Auth Univ Sys Ser A	5.50%	7/1/2020	A+	1,890	2,102,379
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%	12/1/2019	Baa2	5,595	6,458,308
NJ St Higher Ed Assist Auth Ser 1A	5.00%	12/1/2018	AA	3,985	4,249,803
NJ St Higher Ed Assist Auth Ser A	5.00%	6/1/2018	AA	3,055	3,232,893
NY St Dorm Auth Rev Non St Supp Debt St Montefiore Med Ctr (NPFGC)(FGIC)(FHA)	5.00%	2/1/2022	A	2,500	2,589,600
OH St Higher Edl Fac Rev Case Western Reserve Ser C	5.00%	12/1/2015	AA-	3,065	3,423,666
PA St Higher Edl Facs Auth Edinboro Univ	5.00%	7/1/2018	BBB-	250	244,700
PA St Higher Edl Facs Auth Ser AG	5.25%	6/15/2018	Aa3	1,000	1,137,380
PA St Higher Edl Facs Auth Ser AH	5.00%	6/15/2019	Aa3	2,455	2,718,863
PA St Higher Edl Facs Auth Temple Univ (NPFGC)	5.00%	4/1/2010	A+	250	250,000
PA St Higher Edl Facs Auth Univ of PA Ser A	5.00%	9/1/2019	AA+	3,450	3,947,697
Pierce Cnty WA Sch Dist No 416 White River (AGM)	5.00%	12/1/2015	Aa1	250	285,438

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)
RI St Hlth & Edl Bldg Corp Pub Sch Fing Pg Ser A (AGM)	5.00%	5/15/2018	Aa3	$1,855	$2,011,710
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic Ser E	4.05%	4/1/2037	A	2,500	2,586,375
TX St Univ Sys Fing Rev	5.25%	3/15/2019	AA-	5,000	5,635,250
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2020	AA	1,475	1,629,197
Univ of AR Rev Fac Fayetteville Campus (AMBAC)	5.00%	11/1/2014	Aa3	350	402,231
Univ of CO Entrprse Sys Ser A	5.00%	6/1/2018	AA-	1,250	1,407,425
Univ of MN Spl Purp Rev St Supp Stadium Debt	5.00%	8/1/2018	AA+	1,000	1,101,000
Univ of Pittsburgh PA Cap Pj Ser B	5.00%	9/15/2019	AA	2,000	2,272,980
Univ of TX Rev Ser A	5.25%	8/15/2019	AAA	5,000	5,754,250
Univ of Western MI Rev (AG)	5.25%	11/15/2020	AAA	3,980	4,276,112

Total					101,719,848

General Obligation 14.68%
AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2022	AA	500	534,355
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.25%	8/1/2019	BBB+	875	960,400
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.50%	8/1/2020	BBB+	730	808,993
Atlantic Cnty NJ	5.00%	2/1/2018	AA	885	1,010,166
Bexar Cnty TX Ltd Tax Pass Thru	5.25%	6/15/2020	AA+	3,190	3,495,570
Birmingham AL Cap Impt Ser A (AMBAC)	5.00%	12/1/2018	AA	1,000	1,098,250
Boone McHenry & DeKalb Cntys IL Comnty Unit Sch Dist No 100 Ser A (NPFGC)	5.00%	1/1/2018	A+	2,500	2,577,350
Brevard Cnty FL Sch Brd COP Ser B (NPFGC) (FGIC)	5.00%	7/1/2019	A2	3,500	3,582,670
Broward Cnty FL Pks & Land Preservation Pj	5.00%	1/1/2019	AA+	2,040	2,146,916
CA St	5.00%	8/1/2018	A-	3,000	3,164,520
CA St (AGM)	5.00%	8/1/2016	AAA	2,000	2,196,260
CA St Var Purp	5.25%	10/1/2020	A-	10,000	10,597,600
Chandler AZ	4.00%	7/1/2020	AAA	3,375	3,539,059
Chesterfield Cnty SC Sch Dist (AGM)	5.375%	3/1/2018	AAA	2,050	2,225,521
Chicago IL Pk Dist Ser F	5.50%	1/1/2022	AA+	1,750	1,958,250
Cleveland OH Var Purp Ser A (AG)	5.25%	12/1/2020	AAA	1,415	1,548,873
Cook Cnty IL Cmnty Consolidated Sch Dist No 64 (AGM)	5.50%	12/1/2016	Aa3	1,580	1,808,357

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Cook Cnty IL Ser A	5.00%	11/15/2019	AA	$1,405	$1,538,419
Crawford Cent Sch Dist PA Ser C	5.00%	2/1/2019	A1	1,775	1,940,181
Desert Sands CA Unif Sch Dist Election 2001	5.75%	8/1/2019	AA-	675	787,475
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2021	AA+	3,500	3,827,845
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016	AAA	1,000	1,128,700
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	5.00%	8/1/2017	Aa1	500	549,260
Garland TX Indpt Sch Dist Sch Bldg Ser A	5.00%	2/15/2020	Aa1	2,000	2,233,180
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,136,680
Hancock Cnty MS Sch Dist (AMBAC)	5.00%	4/15/2010	A3	160	160,173
Hemet CA Unif Sch Dist 2002 Election Ser C (NPFGC)	5.00%	8/1/2011	A	200	210,620
HI St Ser DR	5.00%	6/1/2018	AA	5,000	5,702,750
Hoffman Estates Vlg IL Ser A	5.25%	12/1/2020	AA+	1,205	1,347,841
Houston TX Pub Impt Ser A	5.00%	3/1/2022	AA	7,285	8,003,301
Houston TX Pub Impt Ser A (AMBAC)	5.00%	3/1/2018	AA	2,500	2,792,525
IL St 1st Ser (NPFGC)	5.375%	4/1/2016	A+	4,465	4,954,275
IL St 1st Ser (NPFGC)	5.50%	8/1/2016	A+	2,255	2,520,774
Iron Cnty UT Sch Dist Sch Bldg UT Sch Bd Pg	5.00%	1/15/2021	Aaa	1,210	1,316,637
Jackson MS Pub Sch Dist (AGM)	5.00%	10/1/2018	Aa3	2,655	2,793,538
Jersey City NJ Pub Impt Ser A (NPFGC)	5.25%	9/1/2015	A1	250	275,963
Kane Cnty IL Sch Dist No 131 Aurora East Side Ser C (AG)	5.00%	6/1/2019	AAA	2,730	2,909,361
King Cnty WA Sch Dist No 414 Lake Washington	5.00%	12/1/2019	AA+	2,500	2,827,575
King Cnty WA Sch Dist No 414 Lake Washington (AGM)	5.00%	12/1/2016	AAA	4,125	4,688,310
KY St Ppty & Bldgs Commn Pj No 89 (AGM)	5.00%	11/1/2014	AAA	2,000	2,256,080
Lancaster CA Sch Dist (AG)	5.00%	8/1/2017	AAA	1,125	1,217,216
Las Vegas-Clark Cnty NV Library Dist Medium Term	5.00%	1/1/2019	AA	3,500	3,755,710
Lexington-Fayette Urban Cnty KY Govt Ser A	4.00%	2/1/2018	AA+	1,165	1,252,352
Los Angeles CA Unif Sch Dist Ser A (NPFGC)	5.00%	7/1/2018	AA-	500	543,710
Luzerne Cnty PA Ser B (AGM)	4.50%	12/15/2014	AAA	1,045	1,134,536
Luzerne Cnty PA Ser B (AGM)	4.50%	12/15/2015	AAA	1,090	1,182,639
MA St Ser C (AGM)	5.50%	12/1/2017	AAA	1,600	1,890,832

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Maricopa Cnty AZ Sch Dist No 6 Washington Elem Sch Impt Pj of 2001 Ser B (AGM)	5.00%	7/1/2017	AAA	$400	$447,804
Maricopa Cnty AZ Unif Sch Dist No 41-Gilbert Sch Impt Ser A (NPFGC)(FGIC)	5.00%	7/1/2018	AA-	2,400	2,594,616
MD St Loc Facs Ln 2nd Ser A	5.00%	8/1/2015	AAA	1,450	1,680,347
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2020	AA+	3,565	3,959,039
Memphis TN Gen Impt (NPFGC)	5.00%	10/1/2018	AA	3,295	3,601,501
Metro Govt Nashville & Davidson Cnty TN	5.00%	5/15/2020	AA	5,225	5,839,669
Miami-Dade Cnty FL Bldg Better Cmntys Pg Ser B	5.25%	7/1/2019	AA-	3,225	3,596,294
Middlesex Cnty NJ Impt Auth Cnty Open Space Tr Fd GTD	5.00%	9/15/2014	AAA	1,005	1,140,765
Mobile AL Ser B	5.00%	2/15/2018	AA-	1,000	1,120,470
MS Dev Bk Spl Oblig Harrison Cnty Pj Ser D (AG)	5.00%	10/1/2020	AAA	1,495	1,610,818
MS Dev Bk Spl Oblig Jackson GTD	5.50%	1/1/2019	AA-	1,120	1,228,909
NC Infrastr Fin Corp Cap Impt Ser A (AGM)	5.00%	5/1/2017	AAA	2,000	2,272,160
New York City NY Ser G	5.00%	8/1/2015	AA	1,000	1,127,480
New York City NY Ser H-1	5.00%	3/1/2015	AA	1,665	1,867,347
New York City NY Ser I	5.00%	8/1/2015	AA	2,500	2,774,875
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AGM)	5.00%	10/1/2020	AAA	475	518,947
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,320	1,419,021
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	1,920	2,064,031
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	770	827,762
Oak Ridge TN	4.00%	6/1/2018	AA	2,120	2,264,330
Octorara PA Area Sch Dist Ser B (FSA)	5.00%	6/1/2019	AAA	2,890	3,205,357
Onondaga Cnty NY Ser A	5.00%	3/1/2020	AA+	1,150	1,305,411
Philadelphia PA (CIFG)	4.50%	8/1/2012	Baa1	250	259,700
Philadelphia PA Ser A (AGM)	5.00%	12/15/2015	AAA	1,315	1,439,360
Phoenix AZ Ser B	5.00%	7/1/2019	AAA	500	571,930
Phoenix AZ Var Purp Ser A	5.00%	7/1/2016	AAA	2,525	2,898,321
Plainfield Vlg IL Ser A (NPFGC)	5.00%	12/15/2019	AA	1,940	2,094,172
Pocono Mountain PA Sch Dist Nts Ser A (AGM)	5.00%	9/1/2021	Aa3	1,440	1,536,797

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Puerto Rico Comwlth (FGIC)	5.50%	7/1/2012	BBB-	$1,500	$1,587,795
Puerto Rico Comwlth Pub Impt Ser A (AGM)	5.00%	7/1/2018	AAA	3,000	3,147,840
Puerto Rico Comwlth Pub Impt Ser A (XLCA)	5.50%	7/1/2017	BBB-	2,705	2,880,609
San Bernardino Cmnty College Dist CA Election 2002 Ser A	6.00%	8/1/2021	AA-	750	863,812
Shelby Cnty TN	5.00%	4/1/2019	AA+	1,500	1,715,700
Suffolk Cnty NY Pub Impt Ser B	5.00%	11/1/2019	AA	2,450	2,799,884
Territory of Guam Ser A	5.75%	11/15/2014	B+	2,000	2,147,620
Three Rivers MI Cmnty Schs (AGM)	5.00%	5/1/2017	AAA	500	561,235
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2019	BBB	3,000	3,143,100
WA St Var Purp Ser 2010A	5.00%	8/1/2022	AA+	2,850	3,163,386
WA St Var Purp Ser A	5.00%	7/1/2016	AA+	3,100	3,550,616
WA St Var Purp Ser D (AMBAC)	5.00%	1/1/2017	AA+	3,000	3,305,280
Washoe Cnty NV Sch Dist Ser B (NPFGC)	5.00%	6/1/2014	AA	300	332,526
WI St Ser 1 (AMBAC)	5.00%	5/1/2015	AA	4,000	4,544,720
WI St Ser 1 (NPFGC)	5.50%	5/1/2014	AA	1,000	1,143,280
Williamson Cnty TX (NPFGC)	5.25%	2/15/2018	AA+	500	572,585
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2019	AAA	1,000	1,087,450
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2020	AAA	1,195	1,289,501
Yavapai Cnty AZ Unif Sch Dist No 22 Humboldt Sch Impt Pj of 2006 Ser B (AG)	5.00%	7/1/2018	Aa3	1,070	1,181,505

Total					204,417,245

Health Care 19.89%
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	BB	3,250	3,049,800
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	Aa3	750	839,992
Alton IL Hosp Fac Rev St. Anthony’s Hlth Ctr	6.00%	9/1/2010	NR	485	486,154
AZ Univ Med Ctr Corp	6.00%	7/1/2024	BBB+	1,000	1,094,850
Blount Cnty TN Hlth & Edl Facs Brd Asbury Inc Ser A	5.125%	4/1/2023	NR	5,200	4,517,396
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser K	5.125%	7/1/2022	A	2,000	2,076,500
CA Hlth Facs Fing Auth Episcopal Home Ser B	5.50%	2/1/2024	A-	2,000	2,036,280
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.00%	10/1/2020	AA	1,000	1,134,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)
CA Hlth Facs Fing Auth Scripps Hlth Ser A	5.50%		10/1/2020	AA-		$2,000	$2,186,980
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%		2/1/2016	Baa2		2,000	2,021,980
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%		2/1/2017	Baa2		2,245	2,201,671
CA Statewide Cmntys Dev Auth CA Statewide Inland Regl Ctr Pj	5.00%		12/1/2017	Ba1		250	232,928
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%		4/1/2019	A+		6,000	6,482,040
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.25%		11/15/2019	BBB		1,600	1,673,936
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	4.80%		7/15/2017	NR		225	219,456
Charlotte-Mecklenburg Hosp Auth NC Carolina Hlthcare Ser A	5.25%		1/15/2023	AA-		2,895	3,107,203
Charlotte-Mecklenburg Hosp Auth NC Carolina Ser A	5.00%		1/15/2019	AA-		4,455	4,835,145
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.00%		8/1/2019	NR		1,500	1,504,875
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%		12/1/2019	BBB-		550	553,135
CT St Hlth & Edl Facs Auth Quinnipiac Univ Hlth & Ed K1 (NPFGC)	5.00%		7/1/2014	A		1,500	1,639,680
Delaware Cnty PA Auth Hosp Rev Crozer Keystone Oblig Grp Ser A	5.00%		12/15/2019	BBB-		1,000	929,310
Doylestown PA Hosp Auth Hosp Ser A (AG)	5.00%		7/1/2022	AAA		1,000	998,110
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%		5/15/2035	AA+		1,000	1,053,410
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	6.00%		7/1/2020	Ba1		5,855	5,810,268
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.50%		1/1/2018	BBB-	(a)	3,535	3,574,592
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.65%		1/1/2019	BBB-	(a)	2,000	2,020,400
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	4.75%		8/1/2019	A2		3,840	3,924,518
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser A	5.25%		12/1/2014	A		1,415	1,552,241
HI St Dept Bdgt & Fin Ser C2	6.40%		11/15/2014	NR		1,100	1,114,289
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%		7/1/2013	BBB+		205	205,601
IA Fin Auth Hlth Facs Rev Great River Med Ctr Pj	0.42%	#	6/1/2027	A1		19,195	19,195,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)
IA Fin Auth Hlth Facs Rev Ser A Rmkt (AG)	5.00%	8/15/2018	Aa3	$2,070	$2,260,295
IL Fin Auth Rev Edward Hosp Ser A Rmkt (AMBAC)	6.00%	2/1/2028	A+	1,400	1,464,680
IL Fin Auth Rev Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AA	1,000	1,025,900
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2018	BBB+	1,000	1,041,180
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2019	BBB+	1,000	1,030,580
IL Fin Auth Rev Provena Hlth Ser A	6.00%	5/1/2020	BBB+	4,000	4,162,280
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	6.00%	11/1/2019	A-	1,000	1,101,910
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	5.50%	11/15/2013	NR	250	107,243
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2016	AAA	2,000	2,135,820
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2017	AAA	2,000	2,125,260
IL Hlth Facs Auth Rev Loyola Univ Hlth Sys Ser A	5.75%	7/1/2011	Baa3	110	111,785
IN Bd Bk Rev Spl Pg Hendricks Regl Hlth Ser A	5.00%	2/1/2019	AA	1,765	1,962,909
IN Hlth & Edl Facs Fing Auth St. Francis Ser E Rmkt (AGM)	5.25%	11/1/2022	Aa3	1,000	1,061,360
IN Hlth Fac Fing Auth Rev Ascension Hlth Ser A2 Rmkt	3.75%	11/15/2036	Aa1	4,600	4,826,596
IN Hlth Fac Fing Auth Rev Ascension Hlth Ser A3 Rmkt	5.00%	11/1/2027	Aa2	1,000	1,049,890
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR	940	912,928
Kalamazoo MI Hosp Fin Auth Bronson Hosp Ser A Rmkt (AGM)	5.25%	5/15/2014	AAA	2,000	2,142,260
Kenai Peninsula AK Cent Kenai Peninsula Hosp Svc Area (NPFGC)(FGIC)	5.00%	8/1/2016	A3	2,585	2,690,571
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 50-C-3	6.50%	5/15/2015	NR	1,000	1,003,680
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%	11/15/2015	NR	4,700	4,719,552
KS St Dev Fin Auth Hosp Rev Adventist Hlth	5.25%	11/15/2019	AA-	1,580	1,720,415
KS St Dev Fin Auth Hosp Rev Adventist Sunbelt Ser D	5.00%	11/15/2020	AA-	1,775	1,906,581
LA Pub Facs Auth Rev Christus Hlth Ser A	5.25%	7/1/2020	A+	3,200	3,315,840
Lufkin TX Hlth Facs Dev Corp Mem Hlth Sys of East TX	6.00%	2/15/2024	BBB+	7,500	7,586,625
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR	5,000	5,015,150

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2020	A	$4,905	$5,137,448
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2021	A	5,550	5,761,677
ME Hlth & Higher Edl Facs Auth Ser A (NPFGC)	5.375%	7/1/2018	Aa3	2,700	2,889,864
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.50%	2/15/2025	AAA	4,500	4,777,515
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	3,490	3,785,568
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A1	1,500	1,637,115
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2015	AA-	1,500	1,671,585
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2016	AA-	2,000	2,227,940
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.00%	7/1/2018	BBB-	3,000	3,085,980
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	Baa2	2,045	2,090,092
NJ Hlthcare Facs Fing Auth Virtua Hlth (AG)	5.50%	7/1/2020	AAA	5,455	5,858,888
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.00%	8/15/2019	BBB+	2,000	2,042,340
NY St Dorm Auth Rev Good Samaritan Hosp Med Ctr Ser A (NPFGC)	5.75%	7/1/2014	A	1,500	1,514,370
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Ba1	1,000	983,320
NY St Dorm Auth Rev Non St Supp Debt North Shore L I Jewish Ser E	5.00%	5/1/2019	A-	4,000	4,199,120
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2020	BBB	2,000	2,017,980
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	1,046,310
OH St Higher Edl Fac Commn Hosp Cleveland Clinic Hlth Pj Ser A	5.00%	1/1/2015	Aa2	1,000	1,100,640
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B	5.00%	1/1/2022	Aa2	3,000	3,162,570
Orange Cnty FL Hlth Facs Auth Orlando Hlth Inc	5.25%	10/1/2020	A	5,000	5,139,100
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2020	Aa3	8,000	8,583,760

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hosp Sys Ser A	6.625%	11/15/2023	BBB	$2,000	$2,000,280
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2011	BBB+	250	255,328
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2019	BBB+	3,620	3,582,750
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2017	A3	2,000	2,084,020
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2017	AA	4,000	4,429,440
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2019	AA-	5,130	5,457,910
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2022	AA-	2,710	2,827,966
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	5.00%	11/15/2017	BB+	2,900	2,860,212
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.00%	9/1/2022	BBB+	3,300	3,155,757
Tarrant Cnty TX Cultural Ed Facs Fin Corp Buckner Ret Svcs Inc Pj	5.00%	11/15/2011	A-	250	256,925
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	5.75%	7/1/2018	AAA	3,500	3,775,345
Territory of Guam Oblig Rev Section 30 Ser A	5.375%	12/1/2024	BBB-	1,000	1,035,340
Territory of Guam Oblig Rev Section 30 Ser A	5.50%	12/1/2019	BBB-	1,000	1,079,160
Univ of AL Ser A	5.00%	9/1/2016	A+	2,320	2,523,534
Univ of AL Ser A	5.25%	9/1/2017	A+	1,180	1,300,667
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	Aa1	1,170	1,187,784
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1	7,000	7,074,200
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%	8/15/2025	A3	2,000	2,044,100
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-	1,110	1,165,711
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2020	AA-	1,500	1,562,805
WI St Hlth & Edl Facs Auth Ministry Hlth Rmkt (AGM)	5.00%	8/1/2016	AAA	2,230	2,401,019
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR	2,000	1,994,460

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)
WI St Hlth & Edl Facs Auth Synergy Hlth Inc	6.00%	11/15/2023	AA-	$3,490	$3,635,289
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2017	BBB+	8,160	8,269,426
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	BBB+	2,000	2,021,400
WV St Hosp Fin Auth Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,550,448

Total					276,997,738

Housing 0.39%
Athens GA Hsg Auth Rev Univ of GA East Campus	4.00%	12/1/2019	Aa2	2,285	2,362,667
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2018	BBB	1,000	965,180
Kansas City MO Indl Dev Auth Multi Fam Hsg Grand Blvd Lofts Pj Ser B	5.00%	1/1/2012	NR	1,835	1,803,933
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2016	A-	300	316,038

Total					5,447,818

Lease Obligations 7.20%
Arkansas KS Pub Bldg Commn South Cent Regl Med Ctr	6.25%	9/1/2024	Baa3	2,335	2,441,149
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2016	AAA	4,500	4,874,985
Broward Cnty FL Sch Brd COP (NPFGC)	5.00%	7/1/2021	A+	2,930	2,981,422
CA St Pub Wrks Brd Dept Gen Svcs Bldgs 8 & 9 Ser A	5.00%	4/1/2020	BBB+	4,085	4,062,778
CA St Pub Wrks Brd Dept Hlth Svcs Richmond Lab Ser B (XLCA)	5.00%	11/1/2017	BBB+	315	322,673
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.25%	10/1/2019	BBB+	11,370	11,651,635
CA St Pub Wrks Brd Var Cap Pj Sub Ser A-1(c)	5.00%	3/1/2018	BBB+	7,490	7,641,373
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2016	AA-	2,200	2,396,174
Goodyear AZ Pub Impt Corp	6.375%	7/1/2019	AA-	500	579,925
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.50%	12/1/2017	AA	3,000	3,406,080
Gwinnett Cnty GA Dev Auth Pub Schs Pj COP (NPFGC)	5.25%	1/1/2020	AA+	5,000	5,707,550
IN Fin Auth Lease Rev Ser A1	5.00%	11/1/2015	AA+	1,000	1,111,070
KY St Ppty & Bldgs Commn	5.75%	11/1/2019	Aa3	3,425	3,980,192
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.00%	2/1/2015	AAA	1,315	1,479,888

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.25%	2/1/2020	AAA	$2,000	$2,247,360
Montgomery Cnty VA Indl Dev Auth Pub Pjs	5.00%	2/1/2018	AA-	1,000	1,096,050
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2018	AAA	400	440,364
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.25%	12/15/2020	AA-	8,125	8,879,650
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2018	AA-	1,425	1,556,300
NJ Sports & Exposition Auth Ser B	5.00%	9/1/2018	AA-	5,000	5,435,450
North Charleston SC Convtn Ctr COP	5.00%	10/1/2016	AA-	2,010	2,227,844
North Charleston SC Convtn Ctr COP	5.00%	10/1/2017	AA-	2,535	2,799,324
Northwest Allen IN Sch Bldg Corp First Mtg (AGM)	5.00%	7/15/2020	AAA	3,140	3,347,868
NY St Dorm Auth Rev St Mental Hlth Svcs Facs Impt Ser A (AGM)	5.00%	2/15/2016	AAA	2,775	3,077,336
PA St Indl Dev Auth Econ Dev	5.00%	7/1/2013	A-	2,000	2,154,440
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	200	202,128
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	7.00%	7/1/2021	BBB-	5,000	5,462,650
VA College Bldg Auth Pub Higher Ed Fing Pg Ser A	5.00%	9/1/2016	Aa1	5,475	6,259,184
WI St Rev Ser A	5.25%	5/1/2020	AA-	2,175	2,388,716

Total					100,211,558

Other Revenue 6.29%
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	1,200	990,936
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.00%	8/1/2018	NR	1,900	1,816,001
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2018	BBB-	1,400	1,447,320
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2019	BBB-	2,715	2,785,346
CA St Pub Wrks Brd Dept Corrections & Rehab F (NPFGC)(FGIC)	5.25%	11/1/2017	A	250	261,907
Cumberland Vly PA Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,197,340
Dallas TX Civic Ctr (AG)	5.00%	8/15/2021	AAA	3,800	4,072,574
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2020	A+	4,000	4,238,160
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2022	A+	6,405	6,710,647
FL St Dept of Envr Protn FL Forever Ser B (NPFGC)	5.00%	7/1/2012	AA-	300	322,515

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
Garza Cnty TX Pub Fac Corp	5.25%		10/1/2017	BBB	$1,000	$969,920
Garza Cnty TX Pub Fac Corp	5.50%		10/1/2019	BBB	1,600	1,523,856
Houston TX Util Sys Rev 1st Lien Ser A (NPFGC)	5.25%		5/15/2017	AA	2,400	2,702,400
LA Pub Facs Auth Rev Cleco Pwr LLC Pj	7.00%		12/1/2038	BBB	3,500	3,773,455
Manatee Cnty FL Transn Rev (AMBAC)	5.00%		10/1/2019	AA-	2,030	2,122,771
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.25%		7/1/2018	NR	250	126,870
MI St (NPFGC)(IBC)	5.50%		12/1/2013	A	100	112,719
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	1.944%	#	4/1/2014	A+	200	184,548
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.50%		5/1/2019	BBB+	3,225	3,812,143
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%		5/1/2025	BBB+	2,000	2,273,540
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%		6/1/2034	Baa2	10,000	10,639,000
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%		12/1/2018	A+	2,500	2,832,825
NJ Econ Dev Auth Cigarette Tax	5.625%		6/15/2019	BBB	3,000	3,002,340
NM Fin Auth Rev Sub Lien Pub Pj Revolving Fd Ser C (NPFGC)	5.00%		6/15/2015	AA-	2,145	2,420,096
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%		6/1/2033	Baa2	3,000	3,297,390
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser B	5.25%		3/1/2023	Baa1	2,000	2,061,660
Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.30%		8/15/2017	BBB-	215	211,646
Pub Gas Partners Inc GA Ser A	5.00%		10/1/2019	A+	8,450	8,974,407
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%		12/1/2015	A	5,000	5,138,000
VA St Hsg Dev Auth Ser A-5 AMT	4.70%		7/1/2017	AAA	2,315	2,363,245
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.00%		12/1/2012	NR	250	242,745
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%		1/1/2012	NR	2,980	2,943,227

Total						87,571,549

Pre-Refunded 0.50%
IL St Toll Hwy Auth Ser A-1 (AGM)	5.00%		1/1/2026	AAA	5,000	5,783,100

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)
Milledgeville-Baldwin Cnty GA Dev Auth College & St Univ Fndtn	5.50%	9/1/2024	AAA	$1,000	$1,170,740

Total					6,953,840

Special Tax 1.62%
Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	6.75%	1/1/2020	NR	3,000	2,965,950
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%	12/1/2024	A-	6,000	5,987,580
Goodyear AZ Pub Impt Corp Ser A (NPFGC)	5.00%	7/1/2022	AA-	500	510,920
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	5,000	4,857,000
Kansas City MO Tax Incr Maincor Pj Ser A	5.25%	3/1/2018	NR	120	112,597
Mesquite NV Redev Agy Tax Alloc	7.00%	6/1/2019	A-	1,700	1,764,651
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	A+	1,000	1,091,860
Orange Cnty FL Tourist Dev (AMBAC)	5.00%	10/1/2013	A+	1,265	1,394,422
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.50%	9/1/2020	NR	500	482,770
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	Ba3	3,000	2,889,480
Tempe AZ Pier Twn Lake Impt Dist	5.00%	1/1/2018	Aa3	500	554,710

Total					22,611,940

Tax Revenue 4.95%
AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2016	AA	3,500	3,959,760
Bay Area Govt Assoc CA Infrastr Fing Auth St Acceleration Nts (NPFGC)(FGIC)	5.00%	8/1/2017	A	500	508,505
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%	7/1/2014	A+	200	224,624
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AAA	635	694,442
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AAA	390	426,508
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2024	AAA	515	563,209
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AAA	460	503,061
Denver CO City & Cnty Excise Ser A (AG)	6.00%	9/1/2023	AAA	3,000	3,376,050
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2014	AA-	5,000	5,480,300
FL St Dept of Envr Protn FL Forever Ser A (NPFGC)(FGIC)	5.00%	7/1/2014	AA-	4,000	4,336,640
MI St Trunk Line (NPFGC)(FGIC)	5.00%	11/1/2012	AA+	350	380,391
Nassau Cnty NY Interim Fin Auth Sales Tax Secd Ser A	5.00%	11/15/2021	AAA	1,000	1,128,570
New York City NY Transnl Fin Auth Fiscal 2009 Ser S1	5.00%	7/15/2016	AA-	3,055	3,420,531

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Tax Revenue (continued)
New York City NY Transnl Fin Auth Sub Future Tax Secd Ser B	5.00%	11/1/2016	AAA		$5,000	$5,697,650
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2024	BBB		5,325	5,252,367
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AG)	5.00%	10/1/2017	AAA		5,000	5,517,850
NY St Loc Govt Assistance Svcs Corp Ser C	5.00%	4/1/2016	AAA		5,000	5,717,850
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser A	5.25%	9/1/2021	A		6,415	6,596,865
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2019	A+		3,895	4,260,935
TX St Transn Commn 1st Tier	5.00%	4/1/2017	AAA		2,365	2,691,441
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2018	A		1,000	1,043,270
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2019	BBB		2,500	2,872,100
Volusia Cnty FL Sales Tax Rev Sub Lien Sales Tax (AGM)	5.00%	10/1/2015	Aa3		1,000	1,102,600
Wyandotte Cnty-Kansas City KS Unif Govt Cap Apprec Sales Tax Sub Lien	Zero Coupon	6/1/2021	NR		8,000	3,131,200

Total						68,886,719

Tobacco 1.61%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BBB		11,115	10,245,140
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2014	BBB		2,500	2,603,400
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	3,380	2,587,796
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	1,000	798,950
NY Tob Sttlmnt Fing Corp Asset Bkd Ser A1	5.50%	6/1/2019	AA-		1,000	1,079,010
SC Tob Sttlmnt Rev Mgmt Auth	5.00%	6/1/2018	BBB		5,080	5,088,128

Total						22,402,424

Transportation 8.86%
Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	BBB		3,000	2,979,810
Camino Real Regl Mobility Auth TX St Spur 601	5.25%	8/15/2018	A		500	513,895

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2019	BBB-	$750	$772,230
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2020	BBB-	1,000	1,022,340
Clark Cnty NV Arpt Rev Sys Sub Lien Ser A (AMBAC)	5.00%	7/1/2016	Aa3	250	270,250
Clark Cnty NV Arpt Rev Sys Sub Lien Ser C (AGM)	5.00%	7/1/2022	AAA	3,905	4,062,957
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	3,300	3,386,328
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2018	A	10,900	6,681,591
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	A	2,000	2,115,800
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2020	AA-	500	546,740
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds Ser A	5.00%	6/1/2019	AA-	3,575	4,057,625
HI St Hwy Rev	5.00%	1/1/2016	AA+	1,150	1,304,019
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2021	AA+	1,000	1,122,100
Jacksonville FL Transn Rev (NPFGC)	5.00%	10/1/2016	AA-	1,370	1,519,330
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2019	AA+	4,040	4,464,079
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2022	AA+	1,415	1,558,891
MA Bay Transn Auth Sr Ser B	5.25%	7/1/2019	AAA	5,000	5,800,750
MD St Econ Dev Corp Term Pj Ser B	5.125%	6/1/2020	Baa3	1,000	999,540
MD St Econ Dev Corp Transn Facs Pj Ser A	5.125%	6/1/2020	Baa3	2,590	2,588,809
Metro Transn Auth NY Ser B	5.00%	11/15/2019	AA	1,375	1,519,554
Metro Transn Auth NY Ser B	5.00%	11/15/2021	A	500	530,480
Metro WA DC Arpts Auth Ser A AMT	5.50%	10/1/2014	AA-	3,000	3,319,230
MI St Grant Antic Bds (AGM)	5.25%	9/15/2018	AAA	500	555,150
MI St Trunk Line (AGM)	5.25%	11/1/2016	AAA	3,000	3,401,610
MO St Hwys & Transn Commn 2nd Lien	5.25%	5/1/2021	AAA	2,500	2,820,225
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	250	248,963
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2019	AA-	3,000	3,252,360
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%	6/15/2017	A1	300	327,282

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.50%	12/15/2020	AA-	$1,000	$1,121,980
North TX Twy Auth Rev Sys 1st Tier Ser A	5.00%	1/1/2012	A2	500	527,920
North TX Twy Auth Rev Sys 1st Tier Ser A	6.25%	1/1/2024	A2	5,000	5,649,000
North TX Twy Auth Rev Sys 1st Tier Ser H	5.00%	1/1/2043	A2	3,000	3,082,110
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2020	AA	4,500	5,118,750
OH St Major New St Infrastr Ser 2008-1	5.75%	6/15/2019	AA	1,000	1,165,960
Oklahoma City OK Arpt Tr Jr Lien 29th Ser B (AMBAC)	5.00%	7/1/2017	A+	350	376,561
PA St Tpk Commn Ser A (AGM)	5.25%	7/15/2019	AAA	1,270	1,432,852
PA St Tpk Commn Ser B	5.00%	12/1/2017	Aa3	13,940	15,650,856
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2017	AAA	3,500	3,885,595
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2018	AAA	2,500	2,758,275
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2020	AAA	6,495	7,337,856
RI St Econ Dev Corp Ser C (AG)	5.00%	7/1/2014	AAA	1,985	2,154,916
San Francisco CA City & Cnty Arpts Commn 2nd Ser A-4 AMT	6.50%	5/1/2019	A1	2,500	2,713,600
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2017	AAA	1,650	1,774,146
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	5.125%	7/1/2016	A	1,920	1,992,941
Triborough NY Bridge & Tunnel Auth Sub Ser D	5.00%	11/15/2014	Aa3	1,000	1,138,510
TX St Transn Commn 1st Tier	5.00%	8/15/2042	BBB+	1,500	1,543,665
WI St Transn Rev Ser A	5.00%	7/1/2019	AA+	2,000	2,228,080

Total					123,395,511

Utilities 21.30%
Amer Muni Pwr OH Inc Hydroelec Pjs Ser C	5.00%	2/15/2017	A	1,550	1,682,726
AZ Salt River Pj Agric Impt & Pwr Dist Rev Ser A	5.00%	1/1/2021	Aa1	1,000	1,116,800
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC	3,350	3,241,125
CA St Dept of Wtr Res Pwr Supply Ser K	5.00%	5/1/2018	AA-	4,050	4,573,989
Cape Coral FL Wtr & Swr Rev Bd Antic Nts	6.00%	10/1/2011	NR	7,500	7,665,300
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2018	AA	1,000	1,144,660
Chicago IL Wst Wtr Transmission Rev Ser A (BHAC)	5.50%	1/1/2020	AA+	1,250	1,438,187

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
Chicago IL Wtr Rev 2nd Lien (AGM)	5.00%		11/1/2013	AAA	$1,000	$1,109,040
Dist of Columbia Wtr & Swr Auth Sub Lien Ser A (AG)	5.00%		10/1/2018	AAA	1,000	1,126,510
Effingham Cnty GA Dev Auth Solid Wst Disp Fort James Pj AMT	5.625%		7/1/2018	BB-	8,000	7,735,920
Enrg Northwest WA Elec Rev Columbia Generating Ser C	5.00%		7/1/2024	Aaa	1,000	1,082,650
Enrg Northwest WA Elec Rev Pj 3 Ser D	5.00%		7/1/2016	Aaa	2,500	2,850,975
FL Muni Pwr Agy Rev Pwr Ser A	5.00%		10/1/2016	A1	2,170	2,348,244
FL Muni Pwr Agy Rev Pwr Ser A	5.25%		10/1/2022	A1	3,115	3,298,692
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	6.00%		6/1/2016	A+	12,600	13,810,608
FL St Muni Pwr Agy Rev St. Lucie Pj Ser A	5.00%		10/1/2021	A2	3,650	3,764,026
Fulton Cnty GA Wtr & Swr Rev (NPFGC)(FGIC)	5.00%		1/1/2018	AA-	3,000	3,190,770
Gainesville FL Utils Sys Rev Ser C	0.45%	#	10/1/2026	AA	14,600	14,600,000
Grand River Dam Auth OK Rev Ser A (BHAC)	5.00%		6/1/2016	AA+	1,000	1,122,310
Hamilton Cnty OH Swr Sys Rev Metro Swr Dist Ser A (NPFGC)	5.00%		12/1/2018	AA+	3,410	3,634,412
Hampton Rds Santn Dist VA	5.00%		4/1/2022	AAA	5,000	5,573,850
HI St Ser DG (AMBAC)	5.00%		7/1/2015	AA	240	274,975
IA Fin Auth Rev Revolving Fd	5.25%		8/1/2020	AAA	2,500	2,834,525
IL Fin Auth Rev Peoples Gas Lt & Coke Co AMT (AMBAC)	4.875%		11/1/2038	A2	7,500	7,648,875
IL Fin Auth Rev Revolving Fd Master Tr	5.25%		9/1/2016	AAA	5,000	5,637,000
IN Fin Auth Pwr & Lt Co Ser C	4.90%		1/1/2016	A3	5,000	5,307,250
IN Muni Pwr Agy Ser B (NPFGC)	5.25%		1/1/2020	A+	3,875	4,086,536
Indianapolis IN Gas Util Rev Ser C (AG)	5.00%		6/1/2017	AAA	3,140	3,427,310
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser 2007 L (NPFGC)	5.00%		7/1/2019	AA-	500	525,480
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser A (NPFGC)	5.50%		7/1/2019	AA-	2,580	2,830,260
Intermountain Pwr Agy UT Ser A	5.25%		7/1/2020	A+	1,000	1,061,550
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%		6/1/2021	A-	3,500	3,542,280
Lansing MI Swr Disp Sys Rev (NPFGC)(FGIC)	5.00%		5/1/2014	AA-	150	168,125
Long Island NY Pwr Auth Ser A (NPFGC)(FGIC)	5.00%		12/1/2019	A	3,000	3,197,400
Los Angeles CA Solid Wst Ser A	5.00%		2/1/2020	AA	2,000	2,213,060
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%		5/15/2019	AA-	4,705	5,337,587

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Utilities (continued)
Lower CO River Auth TX Rev	5.50%	5/15/2014	A1		$1,000	$1,140,330
Lower CO River Auth TX Rev	5.50%	5/15/2015	A1		1,200	1,387,812
MA St Dev Fin Agy Dominion Enrg Brayton 1	5.75%	12/1/2042	A-		1,000	1,060,850
MA St Wtr Res Auth Ser B	4.00%	8/1/2016	AA+		1,170	1,266,981
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A		2,500	2,487,425
MD St Econ Dev Corp Potomac Rmkt	6.20%	9/1/2022	A3		1,650	1,895,586
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Ser A (AGM)	5.25%	1/1/2019	AAA		500	568,570
Miami-Dade Cnty FL Wtr & Swr Sys Ser B (AGM)	5.25%	10/1/2018	AAA		3,000	3,380,220
MN St Muni Pwr Agy Elec	5.25%	10/1/2022	A3		250	268,705
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB		2,500	2,489,850
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2014	A		1,145	1,253,741
Muni Elec Auth GA Ser B	5.00%	1/1/2020	A		1,180	1,295,274
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2020	A-		1,000	1,066,220
NC Muni Pwr Agy No 1 Catawaba Ser A	5.25%	1/1/2015	A		3,000	3,404,970
NE Pub Pwr Dist Rev Ser B (AGM)	5.00%	1/1/2018	AAA		3,000	3,350,310
NJ Envr Infrastr Tr Ser A	5.00%	9/1/2016	AAA		2,515	2,905,756
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2017	A1		1,000	1,104,520
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2018	A1		600	660,276
Northwest IL Subn Muni Jt Action Wtr Agy	5.00%	5/1/2018	AA-		500	565,450
NY St Enrg Resh & Dev Auth Rochester Gas & Elec Corp C (NPFGC)	5.00%	8/1/2032	A		5,000	5,192,400
NY St Envr Facs Corp Revolving Fds Pooled Fing Pg Ser A	4.375%	10/15/2014	AAA		1,000	1,067,700
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	Baa2		3,250	3,507,595
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-		11,500	11,960,920
OH St Wtr Dev Auth Pollutn Ctrl First Enrg Ser A	5.875%	6/1/2033	Baa1		3,125	3,455,937
Onslow NC Wtr & Swr Auth Ser A (NPFGC)	5.00%	6/1/2019	A		500	541,705
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.25%	1/1/2016	BBB+	(a)	2,225	2,253,369
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.50%	1/1/2018	BBB+	(a)	1,030	1,037,643

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2016	Baa2	$1,000	$1,033,280
Philadelphia PA Sch Dist Ser B (AMBAC)	5.00%	4/1/2013	Aa3	260	282,578
Phoenix AZ Civic Impt Corp Sr Lien	5.50%	7/1/2019	AAA	1,675	1,921,845
Piedmont SC Muni Pwr Agy A3	5.25%	1/1/2019	A-	2,000	2,206,780
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2019	A-	1,150	1,260,665
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%	10/1/2020	BBB-	10,200	10,150,428
Pima Cnty AZ Swr Rev (AGM)	5.00%	7/1/2014	AAA	200	222,098
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2023	BBB	525	551,313
Portland OR Swr Sys Rev 1st Lien Ser A (AGM)	5.00%	6/15/2014	AAA	1,000	1,134,240
Pub Pwr Generation Agy NE Whelan Enrg Ctr Unit 2-A	5.00%	1/1/2015	A2	2,475	2,711,387
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2014	A3	1,500	1,666,680
Sabine River Auth TX Pollutn Ctrl Southwestern Elec Co (NPFGC)	4.95%	3/1/2018	A	500	492,595
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CCC	1,620	1,572,988
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AAA	780	832,151
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AAA	620	661,453
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AAA	620	661,453
San Antonio TX Elec & Gas Ser A	5.00%	2/1/2018	Aa1	1,000	1,138,440
San Antonio TX Elec & Gas Ser A	5.25%	2/1/2020	Aa1	5,000	5,720,000
San Antonio TX Elec & Gas Sys	5.00%	2/1/2018	Aa1	2,740	3,119,326
San Diego CA Pub Facs Fing Auth Sr Ser B	5.00%	5/15/2020	A+	5,000	5,506,650
SC St Pub Svc Auth Santee Cooper Ser A (NPFGC)	5.00%	1/1/2016	Aa2	4,295	4,867,781
Snohomish Cnty WA Pub Util Dist No 1 (AGM)	5.00%	12/1/2020	AAA	5,000	5,333,850
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	BB+	5,000	5,103,900
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	BB+	2,630	2,669,897
TN Enrg Acq Corp Ser A	5.25%	9/1/2021	BB+	3,025	3,061,088
TN Enrg Acq Corp Ser C	5.00%	2/1/2018	A	1,055	1,069,232
Tuscon AZ Wtr Rev (NPFGC)(FGIC)	5.50%	7/1/2018	AA-	4,100	4,421,727
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2021	A	4,685	4,725,385

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities (continued)
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2023	A	$2,925		$2,905,022
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2017	AAA	2,000		2,315,760
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2018	AAA	2,150		2,454,977
Vernon CA Elec Sys Rev Ser A	5.125%	8/1/2021	A-	10,000		10,478,600
Vernon CA Elec Sys Rev Ser A	5.50%	8/1/2015	A-	1,000		1,129,370
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	1,510		1,369,147
WI Pub Pwr Inc Sys Ser A (AGM)	5.00%	7/1/2016	AAA	2,795		3,103,931
WV Econ Dev Auth Pollutn Ctrl Ser D	4.85%	5/1/2019	BBB	1,000		1,073,650
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2015	A+	2,220		2,421,199
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2024	A+	500		516,195

Total						296,640,183

Total Municipal Bonds (cost $1,332,363,099)						1,377,974,027

				Shares (000)
SHORT-TERM INVESTMENTS 0.18%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus				–	(d)	115

				Principal Amount (000)
Variable Rate Demand Note 0.18%
Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt D-3-A GTD(g)	0.53%	4/1/2010	AA+	$2,500		2,500,000

Total Short-Term Investments (cost $2,500,115)						2,500,115

Total Investments in Securities 99.14% (cost $1,334,863,214)						1,380,474,142

Cash and Other Assets in Excess of Liabilities(e) 0.86%						12,001,568

Net Assets 100.00%						$1,392,475,710

Open Futures Contracts at March 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2010	290	Short	$(33,676,250)	$150,512
Ultra Long U.S. Treasury Bond	June 2010	26	Short	(3,119,188)	64,906

Totals				$(36,795,438)	$215,418

See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.06%

MUNICIPAL BONDS 99.06%

Corporate-Backed 6.71%
Allegheny Cnty PA Indl Dev Auth Envr Impt USX Pj	4.75%		12/1/2032	BBB+		$2,225	$2,320,274
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%		1/1/2013	AA		2,010	2,161,353
Burke Cnty GA Dev Auth Pollutn Ctrl Vogtle Pj 5th Rmkt	2.30%		10/1/2032	A		15,000	14,724,450
Coconino Cnty AZ Pollutn Ctrl Corp Ser A	5.50%		6/1/2034	Baa2		2,000	2,166,940
Farmington NM Pollutn Ctrl Rev Sthn CA Edison Ser A	2.875%		4/1/2029	A1		7,500	7,419,150
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.00%		6/1/2012	A+		11,260	11,843,606
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-3	2.04%	#	6/1/2013	A+		10,000	9,962,500
Gloucester Cnty NJ Impt Auth Wst Mgmt Inc Pj Ser A	2.625%		12/1/2029	BBB		4,000	4,057,080
IN Port Commn Port Rev Cargill Inc Pj	4.10%		5/1/2012	A		4,100	4,292,372
LA Loc Govt Envr Facs & Cmnty Dev Auth Price LeBlanc Fac Lc Pj	0.60%	#	1/1/2033	Baa1		7,320	7,320,000
Metro Govt Nashville & Davidson Cnty TN Indl Dev Brd Ser A	0.77%	#	1/1/2014	NR		1,945	1,945,000
MS Business Fin Corp 600 Concourse Pj	0.60%	#	8/1/2031	BBB		10,575	10,575,000
MS Business Fin Corp Grand Alliance LLC Pj	0.60%	#	1/1/2033	BBB		12,430	12,430,000
MS Business Fin Corp JKW Real Estate LLC Pj	0.77%	#	5/1/2022	BBB		1,990	1,990,000
NJ Econ Dev Auth Bayonne/IMTT Pj Ser B	0.46%	#	12/1/2027	A2		2,700	2,700,000
PA Econ Dev Fing Auth Wst Mgt Inc Pj	2.75%		9/1/2013	BBB		4,250	4,245,835
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%		6/1/2025	BBB		1,000	1,128,960
Tippecanoe Cnty IN Rev Faith Prop Inc Pj	0.55%	#	11/1/2030	BBB+	(a)	6,100	6,100,000

Total							107,382,520

Education 10.71%
Abag Fin Auth for Nonprofit Corp Branson Sch	0.61%	#	7/1/2038	A-		8,500	8,500,000
Abag Fin Auth for Nonprofit Corp CA La Jolla Country Day Sch Ser A	0.61%	#	9/1/2036	A-		11,800	11,800,000
Abag Fin Auth for Nonprofit Corp Katherine Delmar Burke Sch	0.61%	#	10/1/2037	A-		4,400	4,400,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Education (continued)
AZ St Univ Enrg Mgmt LLC Tempe Campus II	5.00%		7/1/2016	AA-		$500	$535,875
Birmingham AL Edl Bldg Auth Miles College Pj Ser A	0.67%	#	2/1/2029	Baa1		1,820	1,820,000
CA Infrastr & Econ Dev Bk Westside Waldorf Sch Pj	0.49%	#	10/1/2028	BBB-	(a)	3,000	3,000,000
Cabell Cnty WV Univ Facs Rev Marshall Univ Pj Ser A	0.60%	#	7/1/2039	Baa1		25,000	25,000,000
Collierville TN Indl Dev Brd St. George’s High Sch Pj	0.60%	#	8/1/2031	Baa1		17,620	17,620,000
Delaware Cnty PA Auth Univ Rev Villanova Univ	4.00%		12/1/2014	A1		700	752,206
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%		12/1/2013	A1		550	608,856
Dougherty Cnty GA Dev Auth Deerfield Windsor Sch Pj	0.67%	#	3/1/2021	Baa1		3,500	3,500,000
Grand Traverse Academy MI St Aid Antic Nts	4.00%		3/10/2011	NR		2,400	2,398,488
Grand Traverse Academy MI St Aid Nts	3.75%		7/20/2010	NR		1,000	999,780
Latrobe PA Indl Dev Auth Rev Greensburg Diocese	0.55%	#	6/1/2033	A1		4,610	4,610,000
Los Angeles CA Windward Sch Ser A COP	0.61%	#	7/1/2037	A+		17,325	17,325,000
MA St Dev Fin Agy Boston Univ Ser V-2	2.875%		10/1/2014	A		1,595	1,591,332
MA St Hlth & Edl Facs Auth Univ MA Ser A Rmkt	2.20%		11/1/2030	A+		3,600	3,600,000
MD St Hlth & Higher Edl Facs Auth Barnesville Sch Issue	0.54%	#	9/1/2024	A2		2,165	2,165,000
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Fisk Univ Pj	0.60%	#	12/1/2020	Baa1		4,735	4,735,000
MN St Higher Ed Facs Auth Clg St Scholastica Ser 6-A	2.00%	#	12/1/2034	Aa3		3,900	3,900,000
Mobile AL Spring Hill College Edl Bldg Auth Spring Hill College Pj	0.60%	#	9/1/2037	Baa1		14,500	14,500,000
ND St Brd of Higher Ed Univ Hsg & Aux Facs	4.00%		4/1/2012	A+		1,000	1,030,460
New York City NY Tr Cultural Res Julliard Sch(b)	2.10%		4/1/2036	AA		14,000	13,917,120
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	5.50%		12/1/2013	Baa2		1,000	1,101,870
NY St Dorm Auth Rev Non St Supp Debt St. Lawrence	5.00%		7/1/2014	A		4,000	4,399,440
NY St Dorm Auth Rev St City Univ Sys Cons 5th Gen Ser A (NPFGC)(FGIC)	5.00%		7/1/2015	AA-		1,565	1,752,581

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)
NY St Dorm Auth Rev St. Johns Univ Ser A (NPFGC)	5.00%		7/1/2014	A	$2,000	$2,216,700
NY St Dorm Auth Rev St Univ Edl Facs Ser A	5.50%		5/15/2013	AA-	4,795	5,218,398
SC Edl Facs Auth Furman Univ	4.00%		10/1/2015	A1	1,000	1,065,870
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic Ser E	4.05%		4/1/2037	A	100	103,455
Univ of TX Perm Univ Fd Ser A	5.00%		7/1/2014	AAA	1,400	1,602,832
Univ of TX Rev Fing Sys Ser D	4.00%		8/15/2014	AAA	1,000	1,099,750
Wayne St Univ MI Rev Ser A	5.00%		11/15/2015	AA-	3,975	4,469,768

Total						171,339,781

General Obligation 17.27%
AK Muni Bd Bk Auth Ser 1	5.00%		9/1/2015	A+	100	112,505
AK Muni Bd Bk Auth Ser A1	3.00%		3/1/2014	A1	1,000	1,035,830
Allegheny Cnty PA Ser C 55 (NPFGC)	5.375%		11/1/2013	A+	7,210	8,028,335
Bedford Pk Vlg IL (AG)	5.00%		12/1/2013	AAA	1,275	1,408,110
Boston MA Ser A	5.00%		4/1/2014	AA+	1,500	1,696,185
CA St Ser B Sub Ser B-5	0.70%	#	5/1/2040	Aa3	21,750	21,750,000
Centennial Auth NC Rev (AG)	5.00%		9/1/2014	Aa3	3,460	3,858,177
Chicago IL Brd of Ed Dedicated Revs Ser F	5.00%		12/1/2014	AA-	2,255	2,548,714
Cook Cnty IL Sch Dist No 99-Cicero Ser C (AGM)	5.00%		12/1/2014	Aa3	1,690	1,873,652
Cook Cnty IL Ser A (AMBAC)	5.00%		11/15/2014	AA	1,000	1,120,210
Crawford Cent Sch Dist PA (AG)	3.50%		2/15/2012	Aa3	250	260,533
CT St Econ Recovery Ser A	5.00%		1/1/2014	AA	8,000	8,979,360
CT St Ser A	5.00%		2/15/2013	AA	3,835	4,237,522
CT St Ser D	5.00%		11/1/2014	AA	500	571,055
Cumberland Cnty NC Impt Pjs Ser B 1 COP	4.00%		12/1/2014	AA	3,500	3,759,420
Detroit MI Dist St Aid	5.00%		11/1/2015	AA-	6,775	7,414,153
Dist of Columbia Ser E ETM (BHAC)	5.00%		6/1/2014	AA+	1,500	1,705,380
Douglas Cnty WA Sch Dist No 206 Eastmont (NPFGC)	5.00%		12/1/2014	Aa1	1,000	1,140,750
Eagle Mountain & Saginaw TX Indpt Sch Dist Cap Apprec Ser A PSF GTD	5.25%		8/15/2023	AAA	1,695	1,920,876
El Paso TX (AGM)	5.75%		8/15/2012	AAA	500	553,850
Fairfax Cnty VA Pub Impt Ser A	5.25%		4/1/2013	AAA	1,500	1,683,315
FL St Brd of Ed Pub Ed Ser C	5.00%		6/1/2014	AAA	250	282,295

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Frisco TX Ctfs Oblig Ser A (AGM)	5.00%		2/15/2012	AAA	$500	$535,955
Harris Cnty TX Ctfs Oblig	5.50%		8/15/2020	AAA	1,000	1,106,350
Hartford CT	5.625%		2/1/2013	A	590	661,980
Hartford CT (AG)	4.00%		11/15/2012	AAA	1,255	1,347,983
Hartford CT (AG)	4.00%		11/15/2013	AAA	1,320	1,434,497
Hawaii Cnty HI Ser A (AMBAC)	5.00%		7/15/2014	AA-	1,750	1,960,980
HI St Ser DG (AMBAC)	5.00%		7/1/2012	AA	50	54,458
HI St Ser DQ	5.00%		6/1/2014	AA	3,500	3,965,640
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%		7/1/2014	AA	2,475	2,806,303
IL St	5.00%		1/1/2013	A+	5,000	5,400,100
IL St	5.00%		1/1/2013	A+	2,555	2,759,451
IL St 1st Ser (AGM)	5.50%		5/1/2016	AAA	7,000	7,836,500
IL St Ser B	2.54%	#	10/1/2033	AA-	10,250	10,250,000
Kane Cook & DuPage Cntys IL Sch Dist No U-46 Elgin	4.00%		1/1/2015	AA-	9,450	10,149,111
Kenosha WI Unif Sch Dist No 1 Ser A	4.25%		4/1/2014	A1	2,225	2,358,811
King Cnty WA Ltd Tax Ser B	4.50%		1/1/2013	AAA	80	87,242
Los Angeles CA Unif Sch Dist Election 2005 Ser C (AMBAC)	5.00%		7/1/2012	AA-	1,065	1,156,473
Madison Cnty IL Cmnty Unit Sch Dist No 2-Triad (NPFGC)	5.25%		1/1/2015	A+	2,035	2,278,589
Madison Cnty IL Cmnty Unit Sch Dist No 7-Edwardsville Ser A (AGM)	5.00%		12/1/2013	AAA	500	551,270
Maricopa Cnty AZ Unif Sch Dist No 11-Peoria (AGM)	5.00%		7/1/2014	AAA	500	566,275
Mecklenburg Cnty NC COP Ser A	5.00%		2/1/2012	AA+	250	267,183
Metro Transn Auth NY Ser B (NPFGC)	5.50%		1/1/2013	AA-	75	82,692
MN St Hwy & Var Purp	5.00%		8/1/2014	AAA	1,200	1,371,756
MN St Var Purp Ser F	4.00%		8/1/2014	AAA	6,000	6,609,120
Monmouth Cnty NJ Impt Auth Rev Govt Ln GTD (AMBAC)	5.00%		12/1/2013	NR	1,745	1,935,641
MS Dev Bk Spl Oblig Jackson GTD	5.00%		1/1/2012	AA-	75	78,713
New York City NY Ser C	5.00%		8/1/2013	AA	2,050	2,268,100
New York City NY Ser K (AGM)	5.00%		8/1/2013	AAA	1,500	1,662,150
NJ St	5.00%		8/1/2014	AA	5,000	5,644,150
NY St Ser A	5.00%		2/15/2015	AA	6,355	7,258,681
OH St Common Sch Ser C	5.00%		9/15/2014	AA+	8,525	9,684,400
OH St Infrastr Impt	5.35%		8/1/2014	AA+	1,000	1,147,770

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
OH St Mental Hlth Cap Facs Ser II-A (AMBAC)	5.00%		8/1/2012	AA	$500	$541,405
PA St 1st Ser (NPFGC)	5.25%		2/1/2014	AA	13,015	14,778,402
PA St 2nd Ser	5.00%		4/15/2013	AA	5,000	5,558,050
PA St 2nd Ser	5.00%		2/15/2015	AA	11,400	13,038,066
PA St 2nd Ser (NPFGC)(FGIC)	5.00%		7/1/2013	AA	2,900	3,239,880
PA St 3rd Ser	5.25%		7/1/2014	AA	3,000	3,440,040
Portsmouth VA Nts Ser C(c)	3.00%		7/15/2014	AA-	10,000	10,292,800
Puerto Rico Comwlth Pub Impt Ser A (FGIC)	5.50%		7/1/2014	Baa3	4,025	4,342,452
Puerto Rico Pub Fin Corp Comwlth Approp Ser A (FGIC)	5.25%		8/1/2031	BBB-	7,500	7,685,025
RI St & Providence Plantation Cap Dev Ln Ser A	5.00%		7/15/2012	AA	475	516,952
Socorro TX Indpt Sch Dist Ser A PSF GTD	5.00%		8/15/2014	AAA	1,000	1,142,560
Sun Prairie WI Area Sch Dist	4.00%		3/1/2014	AA	1,020	1,099,397
Territory of Guam Ser A	5.75%		11/15/2014	B+	4,015	4,311,347
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%		10/1/2014	BBB	2,750	2,993,705
WA St Var Purp Ser R-2006A (AMBAC)	5.00%		7/1/2014	AA+	4,500	5,110,290
Waterbury CT (AG)	4.00%		9/1/2013	AAA	1,700	1,831,648
Waterbury CT (AG)	4.00%		9/1/2014	AAA	1,700	1,838,108
WI St Ser 1 (AMBAC)	5.00%		5/1/2015	AA	20,510	23,303,052

Total						276,281,730

Health Care 15.57%
AL Hlthcare Auth For Baptist Ser A	6.00%		11/15/2036	A3	2,000	2,094,040
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%		11/15/2013	BB	2,000	2,044,900
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%		9/1/2014	Aa3	8,575	9,603,914
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser F	1.29%	#	5/15/2038	Aa3	4,000	4,000,040
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.00%		1/1/2014	A+	2,000	2,157,920
Birmingham-Baptist AL Med Ctr Spl Care Facs Fing Auth Baptist Hlth Sys Ser A	5.30%		11/15/2012	Baa2	2,150	2,237,828
CA Hlth Facs Fing Auth Adventist Hlth Sys West Ser C	5.00%		3/1/2014	A	2,000	2,140,140
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser F	5.00%		7/1/2027	A	3,500	3,811,255

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)
CA Hlth Facs Fing Auth Sutter Hlth Ser A	5.00%		8/15/2014	Aa3		$1,205	$1,337,574
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%		2/1/2012	Baa2		1,095	1,126,974
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%		2/1/2013	Baa2		1,160	1,203,744
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%		2/1/2014	Baa2		1,220	1,243,680
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%		7/1/2012	BBB		1,200	1,244,724
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%		7/1/2013	BBB		1,075	1,118,323
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%		4/1/2013	A+		13,150	14,208,443
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser C	3.85%		11/1/2029	A+		2,025	2,102,639
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	5.25%		11/15/2014	BBB		1,270	1,310,246
Charlotte-Mecklenburg NC Hosp Auth Carolinas Hlthcare Ser A (IBC)(NPFGC)	5.00%		1/15/2015	Aa3		2,275	2,521,838
Clackamas Cnty OR Hosp Fac Auth Legacy Hlth Sys Ser C	5.00%		7/15/2037	A+		2,000	2,127,860
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%		7/1/2039	AA		7,000	7,602,980
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%		7/1/2039	AA		5,000	5,576,400
CO Hlth Facs Auth Rev Evangelical Lutheran Ser B	5.00%		6/1/2039	A-		3,000	3,153,360
Cumberland Cnty PA Muni Auth Messiah Pj Ser B	0.58%	#	7/1/2035	A-		8,000	8,000,000
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%		1/1/2012	BBB-	(a)	2,640	2,706,000
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%		1/1/2014	BBB-	(a)	2,965	3,043,988
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%		1/1/2015	BBB-	(a)	2,950	3,000,740
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%		6/1/2013	AA		4,250	4,682,820
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%		6/1/2014	AA		3,500	3,934,175
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys Ser B	5.25%		12/1/2013	AA		3,000	3,294,990
HFDC Cent TX Inc Ret Fac Ser A	5.25%		11/1/2014	NR		1,195	1,171,231

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)
HI St Dept Bdgt & Fin Ser C2	6.40%		11/15/2014	NR	$1,100	$1,114,289
IL Fin Auth Rev Advocate Hlthcare Ser A-3	3.875%	#	11/1/2030	AA	1,000	1,038,640
IL Fin Auth Rev Provena Hlth Ser A	5.00%		5/1/2012	BBB+	2,000	2,078,820
IL Fin Auth Rev Provena Hlth Ser A	5.25%		5/1/2015	BBB+	2,000	2,108,940
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	5.00%		11/1/2014	A-	100	106,586
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.00%		2/15/2012	AAA	500	521,340
IL Hlth Facs Auth Rev Advocate Hlthcare Network Ser A	4.375%		11/15/2022	AA	3,915	4,103,625
IN Hlth Fac Fing Auth Rev Ascension Hlth Ser A2 Rmkt	3.75%		11/15/2036	Aa1	400	419,704
IN Hlth Fac Fing Auth Rev Ascension Hlth Sub Credit A-6	5.00%		10/1/2027	Aa2	10,900	11,941,168
Kent MI Hosp Fin Auth Rev Spectrum Hlth Ser A	4.25%		1/15/2047	AA	10,000	10,570,800
King Cnty WA Pub Hosp Dist No 2 Evergreen Hlthcare (NPFGC)	5.00%		12/1/2012	AA-	2,000	2,154,760
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 50-C-3	6.50%		5/15/2015	NR	1,000	1,003,680
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%		11/15/2015	NR	4,700	4,719,552
KS St Dev Fin Auth Rev Adventist Hlth	4.00%		11/15/2012	AA-	1,000	1,051,090
Kuakini HI Hlth Sys Spl Purp Ser A	5.50%		7/1/2012	BBB-	1,630	1,630,554
LA Pub Facs Auth Rev Blood Ctr Pj	0.67%	#	10/1/2030	Baa1	3,375	3,375,000
LA Pub Facs Auth Rev Christus Hlth Ser A	5.00%		7/1/2014	A+	3,000	3,207,270
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	5.20%		7/1/2012	NR	1,750	1,762,320
Lexington Cnty SC Hlth Svcs Dist Inc	5.50%		5/1/2032	A+	400	462,244
MA Dev Fin Agy Ser B2	6.25%		6/1/2014	NR	5,590	5,603,584
MA St Hlth & Edl Facs Auth Cap Assets Pg Ser D (NPFGC)	6.00%	#	1/1/2035	Baa1	80	80,000
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%		2/15/2015	AAA	1,335	1,459,248
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%		2/15/2016	AAA	565	612,940
Mobile AL Second Med Clinic Brd Bridge Inc Pj	0.82%	#	3/1/2016	NR	765	765,000
MS St Med Ctr Ed Bldg Corp Univ MS Med Ctr Facs	4.00%		6/1/2014	AA-	1,000	1,059,600

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)
NC Med Care Commn Caromont Hlth (AG)	0.65%	#	2/15/2035	AAA	$1,275	$1,275,000
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%		12/1/2036	A+	1,000	1,084,690
Newport Beach CA Rev Hoag Mem Hosp Presb Ser D	5.00%		12/1/2038	AA	3,000	3,215,100
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt Ser D (NPFGC)(FGIC)	5.00%		2/15/2013	AA-	3,875	4,230,221
NY St Dorm Auth Rev North Shore Univ Hosp (NPFGC)	5.50%		11/1/2012	A	2,035	2,176,534
OH St Hos Fac Rev Cleveland Clinic Hlth Ser B	5.00%		1/1/2012	Aa2	1,000	1,057,610
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%		3/15/2013	A+	1,000	1,071,340
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%		3/15/2014	A+	400	431,532
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%		5/15/2014	Aa3	3,965	4,410,270
Rockford IL Rev Wesley Willows Oblig Grp	1.00%	#	4/1/2037	BBB	1,100	1,100,000
Russell Cnty VA Indl Dev Auth Mtn Sts Hlth Alliance Ser B	0.70%	#	7/1/2038	AA	1,200	1,200,000
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%		11/1/2013	BBB+	1,685	1,735,398
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%		11/1/2014	BBB+	1,035	1,063,007
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%		9/1/2014	AA	1,500	1,678,635
Smyth Cnty VA Indl Dev Auth Mountain States Hlth Alliance Ser C	0.70%	#	7/1/2032	AA	3,510	3,510,000
Springfield TN Hlth & Edl Facs Brd Northcrest Med Ctr Pj	0.60%	#	8/1/2033	Baa1	5,000	5,000,000
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%		8/15/2025	A3	3,000	3,066,150
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%		4/1/2012	AA-	1,000	1,034,790
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%		4/1/2013	AA-	1,500	1,561,710
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%		4/1/2014	AA-	1,300	1,349,985
WI St Hlth & Edl Facs Auth Lutheran Home	1.00%	#	12/1/2025	A3	4,540	4,540,000
WI St Hlth & Edl Facs Auth Mercy Alliance Inc	1.00%	#	6/1/2022	A3	1,925	1,925,000
WI St Hlth & Edl Facs Auth Mercy Hlth Sys Ser C	1.00%	#	8/15/2023	A3	11,435	11,435,000
WI St Hlth & Edl Facs Auth Oakwood Vlg	1.00%	#	3/1/2035	A3	12,880	12,880,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)
WI St Hlth & Edl Facs Auth Pooled Ln Fing Pg Ser E	2.00%	#	2/1/2022	A3	$1,565	$1,565,000
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-2	5.40%		9/15/2014	NR	3,750	3,741,075
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.00%		8/15/2013	BBB+	5,000	5,131,700

Total						249,223,267

Lease Obligations 15.09%
Anaheim CA Pub Fing Auth Pub Impts Pj Sub Ser C (AGM)	6.00%		9/1/2014	AAA	1,500	1,698,150
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%		7/1/2014	AAA	3,500	3,811,255
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%		10/1/2013	BBB+	3,945	4,258,588
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%		10/1/2014	BBB+	14,175	15,356,628
Decatur Twp IN Multi Sch Bldg Corp 1st Mtg ETM (FGIC)	4.00%		7/15/2013	AA+	1,670	1,817,461
Delaware Vly PA Regl Fin Auth	5.50%		7/1/2012	AA-	6,000	6,493,860
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%		11/1/2012	AA-	1,250	1,342,800
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.00%		12/1/2013	AA	1,700	1,876,222
Indianapolis IN Loc Pub Impt Bd Bk Floater PT 3390	0.54%	#	1/10/2020	AA	5,045	5,045,000
Indianapolis IN Loc Pub Impt Bd Bk Ser 2005 E (AMBAC)	5.00%		1/1/2014	Aa3	4,205	4,621,758
Indianapolis IN Loc Pub Impt Bd Bk Ser A (AGM)	6.50%		1/1/2013	AAA	2,500	2,727,375
KY St Ppty & Bldgs Commn Pj No 82 (AGM)	5.25%		10/1/2014	AAA	5,500	6,250,640
KY St Ppty & Bldgs Commn Pj No 83 (AMBAC)	5.00%		10/1/2015	Aa3	6,085	6,863,637
KY St Ppty & Bldgs Commn Pj No 88 (NPFGC)(FGIC)	5.00%		11/1/2014	Aa3	2,815	3,162,343
LA Loc Govt Envr Facs & Cmnty Dev Auth LCTCS Facs Corp Pj Ser A	4.00%		10/1/2013	A+	1,500	1,588,575
Lee Cnty FL Sch Brd Ser A COP	4.00%		8/1/2013	A+	4,425	4,642,267
Los Angeles CA Loyola High Sch Ser A COP	0.61%	#	12/1/2035	A	17,160	17,160,000
Los Angeles CA Unif Sch Dist Multiple Pptys Ser A COP	4.00%		12/1/2013	A+	4,055	4,274,700
Los Angeles CA Unif Sch Dist Multiple Pptys Ser A COP	4.00%		12/1/2014	A+	6,360	6,665,089

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)
Maricopa Cnty AZ Pub Fin Corp Ser B (AMBAC)	5.00%	7/1/2014	AA+	$3,000	$3,321,210
MI Muni Bd Auth Rev Loc Govt Ln Pg Sch Pg Ser C	5.00%	5/1/2013	A+	1,495	1,595,150
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%	5/1/2013	AA-	1,650	1,775,681
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%	5/1/2014	AA-	4,050	4,300,574
MI Muni Bd Auth Rev Sch Ln Ser A	5.25%	12/1/2012	A+	5,000	5,447,500
MI St Bldg Auth Rev Facs Pg Ser I	5.00%	10/15/2014	A+	2,000	2,168,940
MI St Bldg Auth Rev Facs Pg Ser I	5.00%	10/15/2015	A+	75	81,312
MI St Bldg Auth Rev Facs Pg Ser I (AMBAC)	5.00%	10/15/2029	A+	5,000	5,275,300
Miami-Dade Cnty FL Spl Oblig Cap Asset Acq Ser A-1 (AMBAC)	5.00%	4/1/2013	A+	5,860	6,300,027
MN St 911 Rev Pub Safety Commn	5.00%	6/1/2013	AA+	2,465	2,721,631
New York City NY Transnl Fin Auth Ser S-2 (AGM)	5.00%	1/15/2014	AAA	3,000	3,309,480
NJ Econ Dev Auth Sch Facs Constr Ser G (NPFGC)	5.00%	9/1/2017	AAA	3,000	3,380,040
NJ Econ Dev Auth Sch Facs Constr Ser O	5.25%	3/1/2014	AA-	2,625	2,921,756
NJ Econ Dev Auth Sch Facs Constr Ser T-3 Rmkt (AGM)	5.00%	9/1/2020	AAA	1,830	2,007,565
NJ Econ Dev Auth Sch Facs Constr Ser W	5.00%	9/1/2012	AA-	350	378,452
NJ St Edl Facs Auth Higher Ed Cap Impt Ser A (AGM)	5.00%	9/1/2014	AAA	2,975	3,314,715
NJ St Equip Lease Purchase Ser A COP	5.00%	6/15/2012	AA-	6,150	6,586,035
NJ St Equip Lease Purchase Ser A COP	5.00%	6/15/2015	AA-	3,150	3,413,088
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2016	AA-	1,225	1,395,030
NJ St Transn Tr Fd Auth Unref Bal Transn Sys Ser C (AGM)	5.75%	12/15/2014	AAA	2,910	3,352,582
NY St Dorm Auth Rev Cons Svc Contract Ser A	4.00%	7/1/2014	AA-	1,425	1,542,577
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt	5.00%	2/15/2014	AA-	6,475	7,167,242
NY St Dorm Auth Rev Ser B	5.25%	11/15/2023	AA-	14,500	15,605,190
OH St Bldg Auth Admin Bldg Fd Ser A (AGM)	5.00%	4/1/2013	AAA	3,000	3,310,140
OH St Bldg Auth Facs Adult Correction Ser C (NPFGC)	5.00%	10/1/2013	AA	425	474,572
Palm Beach Cnty FL Sch Dist COP (NPFGC)(FGIC)	5.00%	8/1/2012	AA-	5,890	6,379,164

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser J GTD (AMBAC)	5.00%		7/1/2036	BBB-	$4,945	$5,121,289
Puerto Rico Pub Bldgs Auth Rev Ser M GTD	5.75%		7/1/2016	BBB-	4,145	4,498,693
Puerto Rico Pub Fin Corp Comwlth Approp Ser A	5.75%		8/1/2027	BBB-	7,500	7,750,275
Salt Lake Cnty UT Muni Bldg Auth Ser A	4.00%		12/1/2014	AA+	1,000	1,091,210
Santa Clara Cnty CA Fing Auth Multi Facs Pj	5.00%		11/15/2014	AA	2,670	3,018,382
Scago SC Edl Facs Corp for Pickens Sch Dist Pickens Cnty Pj (AGM)	5.00%		12/1/2013	AAA	1,000	1,096,620
Sevier Cnty TN Pub Bldg Auth Loc Govt Pub Impt VI-B-1	0.53%	#	6/1/2024	Aaa	2,550	2,550,000
Sevier Cnty TN Pub Bldg Auth Loc Govt Pub Impt VI-K-1	0.53%	#	6/1/2034	AA+	3,925	3,925,000
Southwest Allen IN Multi Sch Bldg Corp 1st Mtg Ser A (NPFGC)	5.00%		1/15/2014	A1	2,705	2,978,881
Toledo OH City Svcs Spl Assmt Nts Spl Oblig	4.00%		12/1/2011	NR	5,315	5,388,719
VA Biotechnology Resh Partnership Auth Cons Laboratories Pj	4.00%		9/1/2014	AA+	3,270	3,548,571
Weber UT Muni Bldg Auth	4.00%		12/15/2013	AA-	1,770	1,873,297
WV St Sch Bldg Auth Cap Impt (NPFGC)	5.25%		1/1/2012	AAA	1,305	1,390,386

Total						241,412,624

Other Revenue 6.12%
CA Statewide Cmntys Dev Auth Prop 1A Receivables Pg	5.00%		6/15/2013	A-	5,000	5,373,050
Chattanooga TN Indl Dev Brd Var-Hunter Museum of Amer Art	0.45%	#	4/1/2024	Aa3	1,000	1,000,000
Dallas TX Civic Ctr (AG)	5.00%		8/15/2014	AAA	300	326,634
Everett WA Pub Facs Dist	0.62%	#	4/1/2036	AA+	12,515	12,515,000
FL St Brd of Ed Lottery Rev Ser A (AMBAC)	5.00%		7/1/2015	AAA	3,200	3,637,344
FL St Brd of Ed Lottery Rev Ser B	5.00%		7/1/2014	AAA	5,000	5,619,200
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%		7/1/2013	AAA	2,615	2,896,871
Hamilton Cnty OH Convtn Facs Auth 1st Lien (NPFGC)(FGIC)	5.00%		12/1/2013	A+	1,635	1,775,005
LA Loc Govt Envr Facs & Cmnty Dev Auth Shreveport Cnvtn	0.60%	#	4/1/2035	BBB	21,715	21,715,000
LA Pub Facs Auth Rev Cenikor Fndtn Pj	0.67%	#	4/1/2021	Baa1	2,380	2,380,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.00%		5/1/2013	BBB+	$5,000	$5,447,150
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%		6/1/2034	Baa2	5,000	5,319,500
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%		12/1/2016	A+	75	85,077
NJ Econ Dev Auth Cigarette Tax (FGIC)	5.00%		6/15/2013	BBB	75	77,109
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%		6/1/2033	Baa2	1,500	1,648,695
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser B	5.25%		3/1/2023	Baa1	500	515,415
Pub Gas Partners Inc GA Ser A	5.00%		10/1/2014	A+	3,000	3,259,260
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%		12/1/2015	A	10,000	10,276,000
WI St Hlth & Edl Facs Auth Maranatha Baptist	2.50%	#	8/1/2026	BB+	10,475	10,475,000
WI St Bad River Band of Lake Superior Tribe Chippewa Indians Native Lands Acq	1.20%	#	9/1/2033	A3	3,565	3,565,000

Total						97,906,310

Pre-Refunded 0.01%
UT Transit Auth Sales Tax Rev Ser B (AGM)	4.50%		6/15/2033	AAA	90	101,890
Weslaco TX Hlth Facs Dev Corp Knapp Med Ctr Pj	6.25%		6/1/2032	NR	100	109,130

Total						211,020

Special Tax 1.17%
Branson Creek MO Cmnty Impt Dist	0.60%	#	3/1/2022	Baa1	10,950	10,950,000
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%		8/1/2014	A+	5,665	6,185,387
PA Intergovernmental Cooperative Auth Philadelphia Fdg Pg	5.00%		6/15/2012	AA	1,500	1,619,850

Total						18,755,237

Tax Revenue 4.93%
AL St Pub Sch & College Auth Cap Impt & Econ Dev (NPFGC)(FGIC)	5.00%		12/1/2014	AA	3,540	3,909,576
AL St Pub Sch & College Auth Ser A	5.00%		5/1/2015	AA	2,800	3,148,348
Bartow Cnty GA Sales Tax (NPFGC)	5.00%		8/1/2012	A+	5,000	5,397,350
CA St Econ Recovery Ser A	5.25%		7/1/2013	A+	1,915	2,122,375
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%		7/1/2014	A+	1,610	1,808,223

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tax Revenue (continued)
CA St Econ Recovery Ser A ETM	5.25%	7/1/2014	AAA	$1,130	$1,302,766
CA St Econ Recovery Unrefunded Bal Ser A	5.25%	7/1/2014	A+	3,870	4,346,474
CO St Regl Transn Dist	5.00%	11/1/2014	AAA	4,505	5,119,752
Des Moines IA Indpt Cmnty Sch Dist	5.00%	6/1/2015	A+	2,810	3,133,178
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2013	AA-	10,050	10,910,883
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.25%	7/1/2012	AA-	2,000	2,149,600
IL St Sales Tax Rev	5.25%	6/15/2012	AAA	200	215,566
MA St Spl Oblig Rev Fed Hwy Grant Antic Ser A (AGM)	5.00%	12/15/2014	Aa3	7,000	7,809,340
NJ Econ Dev Auth Cigarette Tax	5.375%	6/15/2014	BBB	2,560	2,685,389
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C	4.00%	10/1/2012	A+	2,940	3,113,519
NY St Dorm Auth Rev St Pers Income Tax Ser A	5.00%	3/15/2014	AAA	250	281,220
NY St Loc Govt Assistance Corp Sr Lien Ser A	5.00%	4/1/2015	AAA	2,475	2,835,806
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser B	5.00%	9/1/2014	A	3,775	4,129,775
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.00%	8/1/2039	A+	5,000	5,229,700
Tallahassee FL Blueprint 2000 Intergovernmental Agy (NPFGC)	5.00%	10/1/2013	Aa3	2,100	2,273,502
Volusia Cnty FL Sch Brd (NPFGC)	5.00%	10/1/2013	A+	4,150	4,417,094
WV Sch Bldg Auth	5.00%	7/1/2014	AAA	2,290	2,523,511

Total					78,862,947

Tobacco 0.35%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Ser A-1	5.00%	6/1/2014	BBB	5,500	5,674,240

Transportation 6.37%
CT St Spl Tax Oblig Transn Infrastr Ser B	5.00%	12/1/2014	AA	10,000	11,255,200
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Jt Ser A	4.00%	11/1/2014	A+	2,500	2,653,175
Delaware River PA Jt Toll Bridge Commn Ser A (NPFGC)	5.50%	7/1/2014	A	2,455	2,775,574
Denver CO City & County Arpt Rev Ser E (NPFGC)	6.00%	11/15/2013	A+	4,100	4,635,952
DuPage Cnty IL Transn Rev (AGM)	5.00%	1/1/2012	AAA	75	79,507

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
E-470 Pub Hwy Auth CO Rev Ser C2 (NPFGC)	5.00%		9/1/2039	A	$3,450	$3,649,755
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%		9/1/2039	A	6,550	6,929,245
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%		7/1/2012	AA-	75	81,338
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds (NPFGC)	5.00%		6/1/2014	AA-	1,000	1,122,780
MA Bay Transn Auth Sr Ser C	5.25%		7/1/2013	AAA	75	84,280
Metro Transn Auth NY Ser B	5.00%		11/15/2014	AA	1,000	1,124,380
Metro Transn Auth NY Ser B Mand Tend	5.00%		11/15/2023	A	4,600	4,988,056
Metro Transn Auth NY Ser B Mand Tend	5.00%		11/15/2027	A	6,000	6,603,660
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%		6/15/2015	A1	2,950	3,288,630
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%		12/15/2014	AA-	5,000	5,609,650
North TX Twy Auth Rev Sys 1st Tier Ser H	5.00%		1/1/2042	A2	2,000	2,147,300
North TX Twy Auth Rev Sys 1st Tier Ser L-1	5.50%		1/1/2038	A2	6,000	6,180,300
North TX Twy Auth Rev Sys 1st Tier Ser L-2	6.00%		1/1/2038	A2	1,900	2,090,095
OH St Major New St Infrastr Ser 2008-1	5.50%		6/15/2014	AA	1,460	1,667,597
PA St Tpk Commn Ser C	1.19%	#	12/1/2013	Aa3	6,570	6,605,018
PA St Tpk Commn Ser T (NPFGC)(FGIC)	5.50%		12/1/2013	Aa3	825	933,677
PA St Tpk Commn Sub Ser B	5.00%		6/1/2014	A2	3,250	3,588,780
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%		7/1/2014	AAA	5,000	5,510,250
SC Transn Infrastr Bk Ser B (AMBAC)	5.25%		10/1/2012	A1	3,465	3,773,801
South Jersey NJ Transn Auth Ser A-1	4.00%		11/1/2013	A-	4,000	4,207,800
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-2	4.25%		7/1/2012	A	1,390	1,421,609
Tulsa OK Apts Impt Tr Rev Amer Airlines Corp	7.35%		12/1/2011	B-	8,100	8,075,700
TX St Transn Commn 1st Tier	5.00%		4/1/2013	AAA	210	232,554
TX St Transn Commn 1st Tier	5.00%		8/15/2042	BBB+	500	514,555
WI St Transn Rev Ser B (AMBAC)	5.00%		7/1/2013	AA+	75	83,285

Total						101,913,503

Utilities 14.76%
Austin TX Elec Util Sys Rev (AGM)	5.00%		5/15/2014	AAA	1,875	2,093,400
Buncombe Cnty NC Metro Sewerage Dist Ser B	4.00%		7/1/2013	AA	2,850	3,079,824

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
Butler Cnty OH Swr Sys Rev (AGM)	5.00%		12/1/2013	Aa3	$1,225	$1,353,797
CA Infrastr & Econ Dev Bk Pacific Gas & Elec Ser E(c)	2.25%		11/1/2026	A3	4,000	4,000,000
Cape Coral FL Wtr & Swr Rev Bd Antic Nts	6.00%		10/1/2011	NR	6,500	6,643,260
Cent Plains NE Enrg Pj No 1 Ser A	5.00%		12/1/2014	BB+	3,050	3,212,565
Chatom AL Indl Dev Brd Rev Elec Ser A Rmkt	1.23%	#	8/1/2037	A	5,000	4,999,400
Chelan Cnty WA Pub Util Dist No 1 Sys Nts Sub Ser A	5.00%		7/1/2013	AA	1,000	1,103,790
Chicago IL Wtr Rev 2nd Lien (AGM)	5.00%		11/1/2013	AAA	2,500	2,772,600
Cowlitz Cnty WA Pub Util Dist No 1 Dist Sys (NPFGC)(FGIC)	5.00%		9/1/2013	A3	2,225	2,436,553
Delaware Cnty PA Indl Dev Auth PECO Enrg Co Pj Ser A	4.00%		12/1/2012	A2	10,000	10,583,200
Enrg Northwest WA Elec Rev Pj 1 Ser A (NPFGC)	5.25%		7/1/2013	Aaa	180	201,908
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%		6/1/2014	A+	5,000	5,439,600
FL St Dept of Envr Protn FL Forever Ser A (NPFGC)	5.00%		7/1/2014	AA-	5,180	5,671,064
Franklin TN Pub Bldg Auth Loc Govt Pub Impt 101-A-1	0.53%	#	6/1/2037	Aaa	10,850	10,850,000
GA Muni Elec Auth Pwr Rev Unref Bal 2005 Ser Y (AMBAC)	6.40%		1/1/2013	A+	75	80,570
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Co Pj	5.10%		10/1/2013	Baa1	5,000	5,331,400
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Ser B Rmkt	5.15%		9/1/2025	Baa1	2,100	2,291,877
IL Muni Elec Agy Pwr Supply Ser C (NPFGC)(FGIC)	5.00%		2/1/2014	A+	1,000	1,072,750
Indianapolis IN Util Dist Ser B (NPFGC)(FGIC)	4.00%		6/1/2014	AA-	3,535	3,790,510
Intermountain Pwr Agy UT Ser A	5.00%		7/1/2012	A+	3,015	3,240,612
Intermountain Pwr Agy UT Ser A	5.50%		7/1/2014	A+	3,900	4,320,381
Jacksonville FL Elec Sys Rev Ser C	5.00%		10/1/2013	Aa3	3,750	4,147,012
Jacksonville FL St. John’s River Pwr Pk Sys Issue 2-17th Ser	5.25%		10/1/2013	Aa2	50	52,997
Kissimmee FL Util Auth Elec Sys (AGM)	5.25%		10/1/2014	Aa3	1,000	1,119,620
Los Alamos Cnty NM Inc Util Ser A (AGM)	5.00%		7/1/2014	AAA	4,410	4,787,761
Louisa VA Indl Dev Auth Pollutn Ctrl VA Elec & Pwr Co Pj Ser C	5.00%		11/1/2035	A-	3,000	3,175,740

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Utilities (continued)
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2013	AA-		$4,925	$5,448,084
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	4.00%	5/15/2013	AA-		5,000	5,379,750
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2014	AA-		9,505	10,696,072
Lower CO River Auth TX Rev	5.00%	5/15/2014	A1		9,000	10,086,120
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser B	5.50%	5/1/2029	Baa2		2,500	2,656,550
MI Muni Bd Auth Rev Clean Wtr Rev Fd	5.50%	10/1/2013	AAA		340	386,893
Mobile AL Brd of Wtr & Swr Commnrs (NPFGC)(FGIC)	5.25%	1/1/2012	AA-		1,000	1,057,620
Morehouse Parish LA Pollutn Ctrl Intl Paper Co Pj Ser A	5.25%	11/15/2013	BBB		2,500	2,647,000
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2015	A-		1,000	1,107,200
NC Eastern Muni Pwr Agy Ser F	5.375%	1/1/2013	A-		50	54,736
NC Eastern Muni Pwr Agy Ser F	5.50%	1/1/2014	A-		5,000	5,599,950
OH St Air Quality Dev Auth Columbus Sthn Pwr Ser A	3.875%	12/1/2038	A3		3,500	3,646,440
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser D	4.75%	8/1/2029	Baa1		12,500	13,263,875
Orlando FL Wst Wtr Sys Rev Ser A (AMBAC)	5.25%	10/1/2013	AA-		7,290	7,859,932
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.00%	1/1/2014	BBB+	(a)	1,000	1,020,050
PA Econ Dev Fing Auth Wst Mgmt Inc Pj Ser A	2.25%	11/1/2021	BBB		3,500	3,501,155
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2014	Baa2		3,000	3,250,110
Pub Pwr Generation Agy NE Whelan Enrg Ctr Unit 2-A	5.00%	1/1/2013	A2		2,260	2,431,444
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2014	A3		1,500	1,666,680
Riverside CA Swr Rev	4.00%	8/1/2013	AA		1,750	1,862,402
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.00%	8/1/2012	A		10,000	10,674,000
Salt River AZ Pj Agric Impt & Pwr Dist Ser B	4.00%	1/1/2015	Aa1		2,550	2,780,494
SC St Pub Svc Auth Santee Cooper Ser E	5.00%	1/1/2014	Aa2		1,000	1,120,870
Seattle WA Muni Lt & Pwr Rev	5.00%	4/1/2013	Aa2		1,000	1,100,290
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2012	A		1,000	1,069,040

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities (continued)
Sthn MN Muni Pwr Agy Ser A (AMBAC)	5.25%	1/1/2015	A+	$5,000		$5,596,100
TN Enrg Acq Corp Ser A	5.00%	9/1/2013	BB+	3,615		3,827,887
Truckee Meadows NV Wtr Auth	5.00%	7/1/2014	AA-	10,420		11,575,786
Vernon CA Elec Sys Rev Ser A	3.75%	8/1/2013	A-	8,850		9,289,491
Vernon CA Elec Sys Rev Ser A	5.25%	8/1/2014	A-	1,000		1,110,170
WI Pub Pwr Inc Sys Ser A (NPFGC)	5.25%	7/1/2013	A+	4,000		4,394,720
York Cnty VA Econ Dev Auth Elec & Pwr Ser A	4.05%	5/1/2033	A-	2,000		2,132,800

Total						236,145,902

Total Municipal Bonds (cost $1,575,527,227)						1,585,109,081

WARRANT 0.00%

General Obligation
Mobile AL (AMBAC) (cost $50,470)	4.10%	2/15/2011	AA-	50		51,509

Total Long-Term Investments (cost $1,575,577,697)						1,585,160,590

				Shares (000)
SHORT-TERM INVESTMENTS 1.79%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus				–	(d)	180

				Principal Amount (000)
Variable Rate Demand Note 1.79%
Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt D-3-A GTD(g)	0.53%	4/1/2010	AA+	$28,575		28,575,000

Total Short-Term Investments (cost $28,575,180)						28,575,180

Total Investments in Securities 100.85% (cost $1,604,152,877)						1,613,735,770

Liabilities in Excess of Cash and Other Assets (0.85%)						(13,580,513)

Net Assets 100.00%						$1,600,155,257

See Notes to Financial Statements.

Schedule of Investments (unaudited)

GEORGIA TAX FREE TRUST March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 106.54%

Corporate-Backed 5.87%
Albany-Dougherty GA Payroll Dev Auth Procter & Gamble Paper Prods AMT	5.20%		5/15/2028	AA-		$1,035	$1,032,537
Brunswick & Glynn Cnty GA Dev Auth Pacific Corp Pj AMT	5.55%		3/1/2026	Ba3		1,000	916,820
Cartersville GA Dev Auth Swr & Wst Wtr Facs Anheuser-Busch Pj AMT	5.50%		3/1/2044	BBB+		1,000	971,530
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Sr Maxon Atlantic Station A AMT	5.125%		3/1/2026	BBB		1,500	1,517,205
Richmond Cnty GA Dev Auth Intl Paper Co Pj Ser A AMT	5.00%		8/1/2030	BBB		1,000	852,450
Savannah GA Econ Dev Auth Recovery Zone Fac Ser A	6.25%		11/1/2033	BBB		1,000	1,008,890
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%		7/1/2022	Baa3		2,000	1,791,140

Total							8,090,572

Education 22.28%
Americus-Sumter GA Payroll Dev Auth GSW Fndtn Student Hsg Pj (CIFG)	5.00%		6/1/2036	A2		1,980	1,974,139
Athens GA Hsg Auth Student Hsg Univ of GA East Campus (AMBAC)	5.00%		12/1/2027	Aa2		2,000	2,013,680
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Athletic Assoc Pj	0.31%	#	8/1/2033	A+	(a)	1,250	1,250,000
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Cent Precint LLC	5.00%		6/15/2031	Aa2		2,500	2,589,900
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA O’Malleys Bldg LLC Pj	5.00%		6/15/2028	Aa2		2,000	2,091,340
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	4.75%		7/1/2027	A1		3,080	3,044,087
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.25%		7/1/2027	A1		2,000	2,054,320
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%		7/1/2028	Aa3		2,465	2,647,016
Bulloch Cnty GA Dev Auth GA Sthn Univ Pj (AMBAC)	5.00%		8/1/2021	A1		400	411,348
Carrollton GA Payroll Dev Auth Univ of West GA Evergreen Complex	5.25%		7/1/2029	A2		1,175	1,210,532
Dahlonega GA Downtown Dev Auth North GA Pkg & Rec Ctr LLC A (CIFG)	5.00%		7/1/2032	A+		1,000	1,002,930

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc (AMBAC)	5.50%	10/1/2017	NR	$1,000	$1,035,320
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Inc Ser A	5.00%	11/1/2028	AA+	1,000	1,079,660
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+	750	777,870
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A (AMBAC)	5.50%	2/1/2022	A2	1,000	1,036,700
GA Private Colleges & Univs Auth Spelman College	5.25%	6/1/2021	A1	1,340	1,412,226
Marietta GA Dev Auth Rev Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2	1,000	1,007,940
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3	2,000	1,908,480
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	A3	1,115	1,162,254
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2034	A3	1,000	1,003,090

Total					30,712,832

General Obligation 12.54%
Atlanta GA (AG)	5.25%	12/1/2023	AAA	1,265	1,377,825
Barnesville-Lamar Cnty GA Indl Dev Auth Student Hsg Gordon College Pptys A	5.00%	8/1/2030	A2	145	145,884
Gwinnett Cnty GA Sch Dist(b)	5.00%	2/1/2028	AAA	10,000	11,461,050
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	2,485	2,002,562
Paulding Cnty GA Sch Dist	4.75%	2/1/2027	AA+	1,000	1,034,060
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.125%	7/1/2031	BBB-	665	638,752
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	BBB-	380	373,920
Territory of Guam Ser A	7.00%	11/15/2039	B+	235	252,129

Total					17,286,182

Health Care 18.74%
Cobb Cnty GA Hosp Auth Rev Antic Ctfs (AMBAC)	5.25%	4/1/2024	AA-	1,000	1,040,620
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB-	1,010	924,372
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB-	1,000	1,001,970

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%		7/1/2027	NR	$1,500	$1,103,085
Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlth Sys Ser A	0.30%	#	5/15/2026	AAA	1,700	1,700,000
Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlthcare Ser A	5.00%		2/15/2030	A-	2,000	1,917,680
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%		8/1/2028	A2	1,840	1,903,112
Glynn-Brunswick Mem Hosp Auth GA Unref Bal 2005 Antic Ctfs (NPFGC)	6.00%		8/1/2016	AA	100	100,234
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.00%		10/1/2038	A2	1,500	1,394,730
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%		10/1/2035	A2	1,420	1,379,203
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	4.625%		8/1/2029	AA	5,500	5,377,460
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%		8/1/2032	AA	1,500	1,466,580
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%		8/1/2035	AA	3,000	2,933,160
Med Ctr Hosp Auth GA Rev Spring Hrbr Green Isl Pj	5.25%		7/1/2037	NR	1,300	1,022,138
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.50%		11/15/2020	Aa1	410	421,484
Territory of Guam Oblig Rev Section 30 Ser A	5.75%		12/1/2034	BBB-	735	751,876
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD (NPFGC)	5.50%		3/1/2021	Baa1	500	504,635
Wayne Cnty GA Hosp Auth Rev GTD (XLCA)	5.00%		3/1/2023	NR	1,000	891,150

Total						25,833,489

Housing 7.01%
Albany-Dougherty GA Inner City Auth Albany St Univ Student Hsg Ser A (XLCA)	5.00%		7/1/2031	NR	1,000	876,380
DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%		7/1/2034	A+	1,500	1,645,800
East Point GA Hsg Auth Multi Fam Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%		10/1/2032	AAA	3,475	3,428,922
GA St Hsg & Fin Auth Rev Sing Fam Mtg Ser B AMT	5.05%		12/1/2031	AAA	1,000	980,580

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Housing (continued)
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.85%	12/1/2037	AAA	$100	$93,915
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.875%	12/1/2024	AAA	100	99,116
Richmond Cnty GA Dev Auth ASU Jaguar Student Hsg LLC Ser A	5.25%	2/1/2030	A3	2,000	1,889,240
Tift Cnty GA Dev Auth Student Hsg 2nd ABAC LLC Pj (CIFG)	5.00%	8/1/2037	A3	665	658,111

Total					9,672,064

Lease Obligations 6.61%
Assoc Cnty GA Commnrs Unref Bal Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1	10	10,150
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser A	5.00%	1/1/2035	A3	1,275	1,258,858
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3	1,170	1,093,856
Fayette Cnty GA Pub Facs Auth Crim Justice Ctr Pj	5.00%	6/1/2026	AA	1,040	1,065,043
GA Muni Assoc Inc Ctfs City Court Atlanta Pj (AMBAC)	5.25%	12/1/2026	NR	750	751,890
GA Sch Brds Assoc Inc DeKalb Cnty Pub Schs Pj COP (NPFGC)	5.00%	12/1/2023	A	1,000	1,006,780
GA St Higher Ed Facs Auth USG Real Estate Fndtn I LLC Pj (AG)	5.25%	6/15/2019	AAA	1,735	1,935,132
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	915,560
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-	1,000	1,080,580

Total					9,117,849

Other Revenue 1.15%
Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev (NPFGC)	5.625%	10/1/2026	A	1,000	1,081,750
George L Smith II GA World Congress Ctr Auth Domed Stadium Pj AMT (NPFGC)	5.75%	7/1/2015	A	500	507,170

Total					1,588,920

Pre-Refunded 4.34%
Assoc Cnty GA Commnrs Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1	15	15,340
Athens-Clarke Cnty GA Unif Govt Dev Auth Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,000	1,114,740

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)
Atlanta GA ETM	5.60%	12/1/2015	A1	$95	$104,091
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (NPFGC)	Zero Coupon	8/1/2015	A	230	172,070
GA Private Colleges & Univs Auth Mercer Univ Pj	5.75%	10/1/2031	Baa2	500	546,450
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA	370	403,848
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA	620	726,851
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2036	BBB-	915	995,227
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.375%	7/1/2033	BBB-	1,185	1,292,160
Savannah GA Econ Dev Auth Sub Ser C Rmkt ETM	Zero Coupon	12/1/2021	Aaa	1,000	617,510

Total					5,988,287

Special Tax 1.59%
Atlanta GA Dev Auth Rev Opportunity Pj (AMBAC)	5.00%	12/1/2018	A	1,105	1,176,460
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR	1,000	1,015,570

Total					2,192,030

Tax Revenue 4.69%
Metro Atlanta GA Rapid Transit Auth Ser A (NPFGC)(FGIC)	5.25%	7/1/2028	AA+	1,500	1,705,365
Metro Atlanta GA Rapid Transit Auth Ser N (NPFGC)(IBC)	6.25%	7/1/2018	AAA	465	533,113
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	2,000	2,065,320
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-	750	744,750
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2024	BBB	500	506,785
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2039	BBB	1,000	916,110

Total					6,471,443

Transportation 4.61%
Atlanta GA Arpt Facs Rev Ser A AMT (AGM)	5.125%	1/1/2030	AAA	100	100,388
Augusta GA Arpt Rev Gen Passenger Fac Charge A	5.15%	1/1/2035	Baa2	1,020	881,841

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%		6/1/2035	CCC+	$750	$769,620
College Pk GA Business & Indl Dev Auth Rev Civic Ctr Pj (AMBAC)	5.25%		9/1/2026	AA-	1,000	1,040,710
Macon-Bibb Cnty GA Indl Auth Atlantic Southeast Airlines AMT (AMBAC)	5.00%		4/1/2018	A	390	391,310
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%		7/1/2029	AAA	2,000	2,112,880
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%		7/1/2020	A	1,000	1,056,840

Total						6,353,589

Utilities 17.11%
Appling Cnty GA Dev Auth Pollutn Ctrl GA Pwr Co Plant Hatch Pj (AMBAC)	4.40%		7/1/2016	A	1,000	1,006,410
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%		11/1/2022	A	1,000	1,094,390
Atlanta GA Wtr & Wst Wtr Rev Ser A Unref Bal (NPFGC)(FGIC)	5.00%		11/1/2029	A	2,090	2,098,548
Augusta GA Wtr & Swr Rev (AGM)	5.00%		10/1/2024	AAA	2,000	2,152,560
Cherokee Cnty GA Wtr & Swr Auth Ser 2006 (AGM)	5.00%		8/1/2031	AAA	3,000	3,147,540
Cobb Cnty GA Dev Auth Solid Wst Disp GA Wst Mgt Pj Ser A AMT	5.00%		4/1/2033	BBB	500	470,705
Forsyth Cnty GA Wtr & Swr Auth (AGM)	5.00%		4/1/2019	AAA	500	545,155
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2019	A	1,000	1,021,670
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2021	A	1,000	994,970
Muni Elec Auth GA Combustion Turbine Pj Ser A (NPFGC)	5.25%		11/1/2022	A1	1,445	1,513,840
Muni Elec Auth GA Gen Resolution Pjs Sub Ser A	5.25%		1/1/2021	A	1,000	1,124,920
Muni Elec Auth GA Ser B	5.00%		1/1/2020	A	1,700	1,866,073
Puerto Rico Elec Pwr Auth Libor Ser UU	0.86%	#	7/1/2031	A3	1,000	712,820
Puerto Rico Elec Pwr Auth Ser XX(c)	5.25%		7/1/2040	A3	1,000	987,960
Puerto Rico Elec Pwr Auth Ser XX(c)	5.75%		7/1/2036	A3	2,000	2,130,420
Villa Rica GA Pub Facs Auth Rev Wtr & Swr Pj GTD (AG)	5.00%		3/1/2035	AAA	1,000	1,018,060

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GEORGIA TAX FREE TRUST March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
Walton Cnty GA Wtr & Swr Auth Walton Hard Labor Creek Pj GTD (AGM)	5.00%	2/1/2033	AAA	$1,650	$1,704,879

Total					23,590,920

Total Investments in Municipal Bonds 106.54% (cost $145,556,465)					146,898,177

Liabilities in Excess of Cash and Other Assets(e) (6.54%)					(9,019,530)

Net Assets 100.00%					$137,878,647

Open Futures Contracts at March 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2010	104	Short	$(12,077,000)	$58,966
Ultra Long U.S. Treasury Bond	June 2010	10	Short	(1,199,688)	24,964

Totals				$(13,276,688)	$83,930

See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 109.68%

Corporate-Backed 10.76%
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%		6/1/2025	NR	$1,000	$885,910
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%		6/1/2036	NR	3,210	2,555,160
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%		11/1/2024	BB	11,025	11,554,310
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%		5/1/2030	BB	8,050	8,419,576
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%		12/1/2029	CCC+	29,000	19,430,870
Brazos River Auth TX Pollutn Ctrl TXU Co Ser A Rmkt AMT	7.70%		4/1/2033	CCC	2,000	1,294,920
Brazos River Auth TX Pollutn Ctrl TXU Co Ser D-1 Rmkt AMT†	8.25%		5/1/2033	CCC	2,000	1,289,960
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-3 AMT	5.125%		5/15/2033	BBB-	7,730	6,784,853
Brazos TX Hrbr Indl Dev Corp Dow Chemical Co Pj AMT	5.90%		5/1/2038	BBB-	1,580	1,584,945
Calhoun Cnty AR Solid Wst GA Pacific Corp Pj AMT	6.375%		11/1/2026	Ba3	2,075	2,076,577
Courtland AL Indl Dev Brd Solid Wst Disp Intl Paper Co Pjs A AMT	5.20%		6/1/2025	BBB	9,545	8,624,862
CT St Res Recovery Auth Rev Amer Fuel Co Pj Ser A AMT	6.45%		11/15/2022	BB+	3,580	3,564,427
Cuyahoga Cnty OH Indl Dev Rev All Foils Inc Ser A AMT	0.69%	#	4/1/2017	A-	1,800	1,800,000
Gulf Coast Wst Disp Auth TX Ser A AMT	6.10%		8/1/2024	BBB	1,000	1,004,170
Houston TX Arpt Sys Rev Spl Facs Continental Airlines Ser C AMT	6.125%		7/15/2027	B3	3,120	2,768,501
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(i)	5.875%		3/1/2027	NR	1,500	375,090
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(i)	6.00%		3/1/2037	NR	1,450	362,399
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.125%		10/1/2027	NR	1,475	998,103
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.25%		10/1/2037	NR	6,525	4,189,703
Jay ME Solid Wst Disp Rev Intl Paper Co Pj Ser A AMT	4.90%		11/1/2017	BBB	2,890	2,778,446
LA Loc Govt Envr Facs Cmnty Dev Auth Westlake Chemical Corp Pjs	6.75%		11/1/2032	BB	12,500	12,909,625

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Corporate-Backed (continued)
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(f)	6.20%	9/1/2020	NR	$5,000	$1,600,000
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	7.625%	8/1/2025	B-	18,300	18,560,775
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	8.00%	8/1/2028	B-	2,000	2,064,480
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	3,830	2,757,523
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	2,900	2,530,337
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	1,000	786,560
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB	5,000	4,971,300
NH St Business Fin Auth Pub Svc Ser D Rmkt TCRS AMT (AMBAC)	6.00%	5/1/2021	A3	1,000	1,010,600
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	5,035	4,007,709
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	3,955	2,659,105
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	5,325	5,024,084
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	6,000	5,549,460
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.40%	9/15/2023	B	4,060	3,897,478
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B	755	740,640
OR St Econ Dev Rev GA Pacific Corp Pj Ser 183 AMT	5.70%	12/1/2025	Ba3	1,875	1,748,006
OR St Econ Dev Rev GA Pacific Corp Ser CLVII AMT	6.35%	8/1/2025	BB-	2,325	2,324,535
Port of Bay City Auth TX Matagorda Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+	3,510	3,387,887
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+	6,700	6,778,189
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser B AMT	6.70%	11/1/2030	B+	1,500	1,472,025
Richmond Cnty GA Dev Auth Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	3,000	2,557,350
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	2,500	2,236,575

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Corporate-Backed (continued)
Rumford ME Solid Wst Disp Boise Cascade Corp Pj AMT	6.875%	10/1/2026	B2	$1,500	$1,282,365
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB	5,000	5,144,700
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	14,050	12,889,610

Total					191,233,700

Education 5.19%
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	2,500	2,508,675
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	3,500	3,632,195
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR	3,000	2,256,810
CO Edl & Cultural Facs Auth Indpt Sch Vail Christian High Sch†(f)	5.50%	6/1/2037	NR	3,500	1,773,695
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	12,725	11,160,334
IA Higher Ed Ln Auth Rev Private College Grand View	5.00%	10/1/2031	NR	1,500	1,406,130
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa2	2,500	2,706,175
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2025	Baa2	2,500	2,351,600
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2026	Baa2	2,000	1,864,320
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa2	5,000	4,473,400
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2036	Baa2	5,000	4,387,550
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	5,000	5,367,625
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-	750	766,125
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-	1,250	1,283,050
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB	3,500	2,745,715
MA St Dev Fin Agy Boston Architectural College (ACA)	5.00%	1/1/2037	NR	2,710	1,973,964
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3	5,000	4,771,200
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3	3,000	2,809,440
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	2,360	2,142,502

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3	$3,075	$2,832,198
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-	2,250	2,503,508
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-	1,955	1,938,695
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	7.00%	12/1/2039	BBB-	3,000	3,010,410
New York City NY Indl Dev Agy Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BB+	2,000	1,844,320
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,168,725
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	3,640	2,849,683
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.125%	12/1/2023	Baa2	4,000	4,630,600
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa2	2,000	2,270,580
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.00%	2/15/2018	NR	1,000	935,610
Univ of CA Ser O(b)	5.75%	5/15/2031	AA	7,000	7,862,155

Total					92,226,989

General Obligation 7.27%
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	BBB+	1,500	1,569,735
CA St Var Purp	5.00%	11/1/2032	A-	20,000	18,807,600
CA St Var Purp	6.50%	4/1/2033	A-	15,000	16,441,950
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa3	5,000	1,168,050
Los Angeles CA Cmnty College Dist 2001 Election Ser A (NPFGC)(FGIC)(b)	5.00%	8/1/2032	AA	10,580	10,734,679
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2032	AAA	10,000	10,206,100
Los Angeles CA Unif Sch Dist Ser D(b)	5.00%	1/1/2034	AA-	10,460	10,577,414
Los Angeles CA Unif Sch Dist Ser F(b)	5.00%	7/1/2029	AA-	2,000	2,022,450
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	2,500	2,557,150
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	5,500	5,625,730
New York City NY Ser H-1(b)	5.125%	3/1/2026	AA	10,000	10,692,400
New York City NY Sub Ser J-1(b)	5.00%	5/15/2029	AA	9,000	9,371,880

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
New York City NY Sub Ser J-1(b)	5.00%	5/15/2031	AA	$7,000	$7,289,240
New York City NY Sub Ser J-1(b)	5.00%	5/15/2036	AA	1,000	1,041,320
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,730	4,004,953
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	5,420	5,819,530
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	2,160	2,319,222
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	BBB-	2,500	2,618,825
Territory of Guam Ser A	6.75%	11/15/2029	B+	3,690	3,933,983
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,175	2,333,536

Total					129,135,747

Health Care 31.63%
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	BB	15,365	12,261,885
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	BB	10,425	7,991,596
Alton IL Hosp Fac Rev St. Anthony’s Hlth Ctr	6.00%	9/1/2010	NR	355	355,845
Alton IL Hosp Fac Rev St. Anthony’s Hlth Ctr	6.00%	9/1/2014	NR	1,620	1,620,664
Arkansas KS Pub Bldg Commn South Cent Regl Med Ctr	6.75%	9/1/2038	Baa3	6,360	6,596,783
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	8,000	6,049,600
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+	250	268,845
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+	625	668,788
Bexar Cnty TX Hlth Facs Dev Corp Army Ret Residence Pj	5.875%	7/1/2030	BBB	2,100	2,093,616
Bremer Cnty IA Ret Bartels Lutheran Ser A	5.00%	11/15/2017	NR	1,140	1,091,903
Bucks Cnty PA Indl Dev Auth Ret Cmnty Ann’s Choice Inc Fac Ser A	6.125%	1/1/2025	NR	3,500	3,251,115
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	11/15/2034	A2	3,400	3,244,892
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.375%	2/1/2029	Baa2	1,000	911,080
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.50%	2/1/2039	Baa2	7,000	6,208,510
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2030	BBB	3,020	2,701,058

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2035	BBB	$7,710	$6,719,034
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB	1,000	1,056,440
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.25%	11/15/2041	BBB	2,500	2,659,750
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR	2,270	2,115,663
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)(b)	5.125%	2/15/2037	AAA	10,000	9,898,150
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2029	NR	5,770	5,958,160
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2039	NR	5,045	5,104,127
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2026	NR	1,500	1,373,430
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2037	NR	2,055	1,741,736
CO Hlth Facs Auth Rev Hlth & Resdl Care Facs Volunteers of America Care A	5.30%	7/1/2037	NR	1,500	1,155,825
Cottage Grove MN Sr Hsg Rev PHS/Cottage Grove Inc Pj B	6.00%	12/1/2046	NR	2,325	2,141,906
CT St Hlth & Edl Facs Auth Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2022	BBB-	1,215	1,176,545
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR	4,300	3,715,544
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR	2,500	2,085,825
Director St NV Dept Business & Industry Las Ventanas Ret Pj A(f)	7.00%	11/15/2034	NR	6,000	3,319,140
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(f)	6.00%	11/15/2014	NR	4,105	2,549,780
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(f)	6.75%	11/15/2023	NR	4,700	2,702,876
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	1,700	1,410,439
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+	5,000	5,267,050
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1	4,000	3,885,840
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.375%	7/1/2035	Ba1	2,620	2,615,101

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		$800	$803,264
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.125%	7/1/2042	NR		8,000	5,300,880
Fulton Cnty PA Indl Dev Auth Hosp Fulton Cnty Med Ctr Pj	5.875%	7/1/2031	NR		1,500	1,296,885
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	6.00%	1/1/2023	BBB-	(a)	3,385	3,416,921
Harris Cnty TX Cultural Ed Facs Fin Corp Childrens Hosp Pj(b)	5.00%	10/1/2024	AA		6,000	6,178,020
Harris Cnty TX Cultural Ed Facs Fin Corp Childrens Hosp Pj(b)	5.25%	10/1/2029	AA		4,000	4,118,680
HFDC Cent TX Inc Ret Fac Ser A	5.625%	11/1/2026	NR		1,850	1,573,721
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		3,750	2,938,087
Hillsborough Cnty FL Indl Dev Auth Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3		5,000	4,653,950
Hillsdale MI Hosp Fin Auth Hosp Hillsdale Cmnty Hlth Ctr	5.75%	5/15/2018	BB+		2,360	2,391,718
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	5.75%	11/1/2026	NR		6,395	5,680,934
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	6.00%	11/1/2038	NR		7,115	6,085,886
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,500	1,250,655
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		4,500	3,635,865
IA Fin Auth Hlth Facs Rev Ser A Remk (AG)(b)	5.25%	8/15/2029	Aa2		3,000	3,155,445
IA Fin Auth Hlth Facs Rev Ser A Remk (AG)(b)	5.625%	8/15/2037	Aa2		7,000	7,362,705
IA Fin Auth Sr Hsg Rev Bethany Life Cmntys Pj Ser A	5.55%	11/1/2041	NR		1,000	818,560
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	5.20%	5/15/2012	NR		1,000	448,250
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	5.30%	5/15/2013	NR		1,000	432,420
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.00%	5/15/2025	NR		4,000	1,622,640
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.125%	5/15/2038	NR		5,000	2,015,400
IL Fin Auth Rev Clare at Wtr Tower Pj Ser C	5.125%	5/15/2012	NR		5,000	2,241,600
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR		8,000	6,280,880
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(a)	1,500	1,464,870
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(a)	3,500	3,412,920
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.375%	2/15/2025	BB-	(a)	4,000	3,512,560

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.625%	2/15/2037	BB-	(a)	$10,975	$8,866,263
IL Fin Auth Rev Kewanee Hosp Pj	5.10%	8/15/2031	NR		1,175	922,810
IL Fin Auth Rev Landing at Plymouth Place Pj Ser A	6.00%	5/15/2025	NR		3,000	2,671,470
IL Fin Auth Rev Montgomery Place Pj Ser A	5.50%	5/15/2026	NR		2,400	2,047,032
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A-		3,000	3,383,160
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		4,290	4,098,280
IL Fin Auth Rev Three Crowns Pk Plaza Ser A	5.875%	2/15/2038	NR		4,500	3,892,500
IN Hlth & Edl Facs Fing Auth Cmnty Fndtn Northwest	5.50%	3/1/2037	BBB		5,000	4,817,050
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.50%	5/15/2033	NR		3,000	2,768,070
Jacksonville FL Hlth Facs Auth Brooks Hlth Sys	5.25%	11/1/2038	A		3,175	3,047,936
Johnson TN Hlth & Edl Facs Brd 1st Mtg Mtn Sts Hlth Ser A	5.50%	7/1/2036	BBB+		2,800	2,742,628
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2036	AAA		7,000	7,240,345
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,015,070
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		2,820	2,781,676
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.25%	5/15/2039	NR		6,695	6,664,806
Kuakini HI Hlth Sys Spl Fac Ser A	6.375%	7/1/2032	BBB-		5,930	5,884,042
KY Econ Dev Fin Auth Owensboro Med Hlth Sys Ser A	6.375%	6/1/2040	Baa2		7,500	7,464,375
Lehigh Cnty PA Gen Purp Auth Good Shepherd Grp Ser A	5.625%	11/1/2034	A		4,000	4,039,040
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR		3,050	2,429,112
Louisville & Jefferson Cnty KY Metro Govt Norton Hlthcare Inc(b)	5.25%	10/1/2036	A-		23,750	22,767,225
Lubbock TX Hlth Facs Dev Corp 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR		4,010	3,860,347
MA Dev Fin Agy Groves Lincoln Ser A	7.50%	6/1/2029	NR		4,000	4,086,920
MA Dev Fin Agy Groves Lincoln Ser A	7.75%	6/1/2039	NR		2,000	2,052,320
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2025	NR		6,840	5,972,414

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)
MA St Hlth & Edl Facs Auth UMass Mem Issue Ser D	5.25%	7/1/2025	BBB+		$8,560	$8,506,072
MD St Hlth & Higher Edl Facs Auth Washington Cnty Hosp	6.00%	1/1/2028	BBB-		1,280	1,302,016
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.50%	2/15/2025	BBB-		3,250	2,920,125
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.625%	2/15/2035	BBB-		1,650	1,387,716
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.25%	11/15/2025	BB+	(a)	3,800	3,071,958
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.50%	11/15/2035	BB+	(a)	1,750	1,350,755
NH Hlth & Ed Facs Auth Havenwood Heritage Heights A	5.35%	1/1/2026	NR		2,415	2,196,781
NH Hlth & Ed Facs Auth Havenwood Heritage Heights A	5.40%	1/1/2030	NR		2,250	1,976,738
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,250	1,025,388
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		3,155	2,474,151
NJ Hlthcare Facs Fing Auth Holy Name Hosp	5.25%	7/1/2030	Baa2		16,885	15,282,445
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		9,000	9,132,660
NM St Hosp Equip Ln Council Presbyterian Hlthcare(b)	5.00%	8/1/2039	AA-		9,100	9,110,101
North Cent TX Hlth Fac Dev Corp Children’s Med Ctr Dallas Pj(b)	5.75%	8/15/2039	Aa3		10,000	10,543,150
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2024	BBB+		1,210	1,227,073
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.375%	8/15/2028	BBB+		1,675	1,656,592
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		4,250	4,171,077
OH St Hosp Fac Rev Cleveland Clinic Hlth B(b)	5.50%	1/1/2034	AA-		13,500	14,032,305
Orange Cnty FL Hlth Facs Auth 1st Mtg Orlando Lutheran Tower	5.50%	7/1/2038	NR		5,050	4,023,890
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR		1,100	997,700
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,519,259
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.00%	7/1/2034	BBB		7,275	5,838,915

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.50%	7/1/2026	BBB	$3,000	$2,780,880
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hosp Sys Ser A	6.625%	11/15/2023	BBB	5,000	5,000,700
RI St Hlth & Edl Bldg Corp Hosp Fing St. Joseph Hlth Svcs	5.50%	10/1/2029	BB-	15,270	11,705,524
Rochester MN Hlthcare Samaritan Bethany Ser A	6.875%	12/1/2029	NR	1,945	2,004,906
Rochester MN Hlthcare Samaritan Bethany Ser A	7.375%	12/1/2041	NR	6,000	6,180,600
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	2,565	1,988,542
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	6,435	4,820,845
Sayre OK Mem Hosp Auth	6.00%	7/1/2037	NR	4,000	3,202,520
SC Jobs Econ Dev Auth First Mtg Wesley Commons	5.125%	10/1/2026	NR	1,400	1,137,346
SC Jobs Econ Dev Auth Hampton Regl Med	5.25%	11/1/2028	NR	12,000	10,043,160
St. Joseph Cnty IN Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	5.70%	5/15/2028	NR	265	236,399
St. Joseph Cnty IN Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2026	NR	250	234,765
St. Joseph Cnty IN Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2038	NR	475	420,608
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	6.00%	11/15/2030	BB+	6,090	5,746,402
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.75%	5/1/2025	BB	1,520	1,440,747
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+	9,080	8,029,898
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,000	2,579,190
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR	3,000	2,443,560
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,300	1,292,551
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.125%	11/1/2030	NR	2,000	1,990,240
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR	3,500	3,387,335

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.70%	9/1/2037	NR	$9,250	$7,921,422
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	2,000	1,692,260
Western IL Econ Dev Auth Carthage Mem Hosp Pj Ser B	7.00%	6/1/2033	NR	2,890	2,850,551
Westmoreland Cnty PA Indl Dev Auth Ret Cmnty Redstone Ser A	5.75%	1/1/2026	NR	900	781,236
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	Aa1	5	5,076
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	AA	1,175	1,187,784
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	AA	7,000	7,074,200
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser A	5.625%	4/15/2039	A3	5,000	4,933,000
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser A	7.25%	9/15/2029	NR	1,000	1,032,320
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser A	7.625%	9/15/2039	NR	2,000	2,096,440
WI St Hlth & Edl Facs Auth Wheaton Hlthcare Ser B	5.125%	8/15/2030	BBB+	21,150	19,290,703
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR	3,530	2,927,535
WV St Hosp Fin Auth Thomas Hlth Sys	6.50%	10/1/2028	NR	7,425	7,139,731

Total					561,922,991

Housing 2.86%
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	B3	3,280	2,517,039
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	B3	1,515	1,325,655
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-	10,700	9,216,873
Harrisonburg VA Redev & Hsg Auth Multi Fam Hsg Brooke Ridge Apts Pj Ser E AMT	6.475%	12/1/2038	NR	12,100	9,512,899
LA Hsg Fin Agy Multi Fam Hsg La Chateau Ser A	6.875%	9/1/2029	A-	1,805	1,807,924
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BBB-	3,490	3,578,890
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR	5,100	3,509,361

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Housing (continued)
LA St Gas & Fuels Tax Rev Ser A (NPFGC)(FGIC)(b)	5.00%	5/1/2041	AA	$13,500	$13,661,460
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Multi Fam Hsg Prestige A(f)	7.50%	12/20/2040	NR	3,930	2,379,379
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR	2,790	504,376
MuniMae TE Bd Subs LLC†(h)	5.30%	9/30/2015	Baa2	2,000	1,392,080
MuniMae TE Bd Subs LLC†(h)	5.90%	9/30/2015	Ba1	2,000	1,042,000
Stillwater MN Multi Fam Rev Hsg Orleans Homes LP Pj AMT	5.50%	2/1/2042	NR	500	375,600

Total					50,823,536

Lease Obligations 2.21%
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	AA-	7,495	7,586,987
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.75%	10/1/2030	BBB+	3,650	3,652,592
Charlotte NC COP Ser E(b)	5.00%	6/1/2034	AA+	3,000	3,163,785
Charlotte NC COP Ser E(b)	5.00%	6/1/2039	AA+	8,500	8,964,058
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	5,000	5,450,350
Philadelphia PA Muni Auth Rev Lease	6.10%	4/1/2024	Baa1	1,780	1,889,897
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	Baa1	2,000	2,115,500
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-	6,000	6,483,480

Total					39,306,649

Other Revenue 11.63%
AK Indl Dev & Export Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A	6.15%	8/1/2031	NR	3,285	1,913,677
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	8,300	6,853,974
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	Baa3	500	404,560
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	Baa3	2,975	2,332,459
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba1	8,345	6,777,058
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR	3,450	3,236,031
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	7.00%	8/1/2038	NR	3,000	2,797,920
Beauregard Parish LA Rev Boise Cascade Corp Pj	6.80%	2/1/2027	Ba3	4,750	4,022,252

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.00%	7/15/2030	BBB-		$3,000	$3,055,170
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.375%	7/15/2043	BBB-		2,000	2,068,340
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(a)	1,250	1,077,850
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,640	1,214,420
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,038,045
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		5,225	4,154,815
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR		4,130	3,322,502
Chester Cnty PA Indl Dev Auth Renaissance Academy Pj A	5.625%	10/1/2015	NR		1,870	1,768,291
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.50%	7/1/2038	NR		1,065	920,693
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		930	789,319
Conner Creek Academy East MI Pub Sch	5.25%	11/1/2036	BB+		1,000	725,380
Denver CO Convtn Ctr Hotel Auth Sr (XLCA)	5.00%	12/1/2035	BBB-		3,300	2,768,469
Denver CO Convtn Ctr Hotel Auth Sr (XLCA)	5.125%	12/1/2026	BBB-		3,390	3,086,731
Detroit MI Cmnty High Sch Pub Sch Academy	5.65%	11/1/2025	BB+		1,000	824,480
Detroit MI Cmnty High Sch Pub Sch Academy	5.75%	11/1/2030	BB+		1,255	999,921
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,640	1,118,300
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.00%	5/15/2036	BB-		2,000	1,555,360
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.125%	5/15/2037	BB-		1,855	1,477,007
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR		1,795	1,396,133
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR		850	797,725
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR		2,000	1,737,520
IAH TX Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR		1,635	1,351,344
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.125%	8/1/2026	NR		1,550	1,323,855
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.25%	8/1/2036	NR		2,815	2,300,531
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		6,570	5,175,517

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR	$1,000	$878,340
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.375%	2/15/2037	NR	1,220	1,035,097
La Vernia TX Higher Ed Fin Corp Ser A	7.125%	2/15/2038	NR	6,515	6,579,108
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.375%	6/15/2037	BB	3,500	2,568,860
Lombard IL Pub Facs Corp 1st Tier Ser A-1	7.125%	1/1/2036	NR	8,500	6,947,220
Madison Cnty FL Rev 1st Mtg Twin Oaks Pj Ser A	6.00%	7/1/2025	NR	1,150	909,213
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024	NR	4,730	4,115,904
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR	1,560	1,298,185
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031	NR	12,200	8,845,976
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.25%	12/1/2031	NR	1,000	724,920
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.25%	7/1/2018	NR	250	126,870
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.50%	7/1/2038	NR	2,300	1,041,808
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj†	6.50%	9/1/2037	BBB-	5,000	4,754,900
MI Pub Edl Facs Auth Rev Ltd Oblig Crescent	7.00%	10/1/2036	NR	742	666,513
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR	3,390	2,539,720
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030	BBB-	3,720	3,288,257
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	5,755	1,036,706
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037	NR	2,540	1,899,793
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+	10,250	11,651,892
NJ Econ Dev Auth Cigarette Tax	5.625%	6/15/2019	BBB	4,150	4,153,237
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR	1,925	1,712,538
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2023	NR	1,350	1,132,421
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR	1,900	1,495,414
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(f)	6.75%	7/1/2022	NR	1,460	729,985

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(f)	7.00%	7/1/2036	NR		$5,000	$2,500,000
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035	BB		2,455	2,192,315
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(a)	5,000	4,231,350
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB	(a)	9,000	6,987,240
Pima Cnty AZ Indl Dev Auth Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB		10,000	7,569,900
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	5.875%	6/1/2022	BB		250	215,615
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.00%	6/1/2036	BB		1,800	1,414,116
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2030	BBB-		1,500	1,120,335
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		4,000	2,946,080
Red River Auth TX Pollutn Ctrl Celanese Pj Ser A	6.45%	11/1/2030	B+		2,495	2,517,580
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		5,000	4,241,200
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.00%	5/1/2020	NR		1,000	1,012,130
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.25%	5/1/2027	NR		1,200	1,093,068
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.55%	11/15/2021	NR		1,095	991,961
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.55%	11/15/2026	NR		800	685,672
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.70%	11/15/2036	NR		1,750	1,424,955
Star Intl Academy MI COP	6.125%	3/1/2037	BBB		1,445	1,270,574
Summit Academy MI Pub Sch	6.375%	11/1/2035	BB+		3,795	3,044,728
Sweetwater Cnty WY Solid Wst Disp FMC Corp Pj AMT	5.60%	12/1/2035	BBB+		3,500	3,304,490
Two Rivers MT Auth Inc Pj Sr Lien(f)	7.375%	11/1/2027	NR		2,615	523,392
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	NR		2,870	2,329,062
TX St Pub Fin Auth Kipp Inc Ed Ser A (ACA)	5.00%	2/15/2036	BBB		4,850	4,321,350
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR		500	417,405

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
Utah Cnty UT Charter Sch Rev Lakeview Academy Ser A	5.625%	7/15/2037	NR	$1,000	$788,220
Utah Cnty UT Charter Sch Rev Lakeview Academy Ser A†	5.875%	6/15/2037	NR	1,750	1,418,392
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR	4,200	3,507,840

Total					206,587,496

Special Tax 5.94%
Allegheny Cnty PA Redev Auth Pittsburgh Mills Pj	5.60%	7/1/2023	NR	500	430,480
Altoona IA Tax Alloc Annual Appropriation	5.75%	6/1/2031	BBB+	1,000	1,033,410
Amelia Walk Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR	980	466,196
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A 1	5.50%	5/1/2036	NR	2,780	1,412,184
Arborwood Cmnty Dev Dist FL Master Infrastr Pjs Ser A	5.35%	5/1/2036	NR	6,665	3,832,175
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR	1,310	1,330,397
Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	7.375%	1/1/2031	NR	4,000	4,021,040
Atlanta GA Tax Alloc Eastside Pj Ser A AMT	5.625%	1/1/2016	NR	1,135	1,147,292
Atlanta GA Tax Alloc Princeton Lakes Pj	5.50%	1/1/2031	NR	1,045	897,101
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,650	1,611,506
Aurora IL Tax Incr Rev River City No 3 Ser B	6.50%	12/30/2023	NR	3,000	2,930,520
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	7,000	6,965,140
Branson MO Indl Dev Auth Tax Rev Branson Landing Retail Pj	5.50%	6/1/2029	NR	6,220	4,529,964
Cap Reg Cmnty Dev Dist FL Cap Impt Ser A	7.00%	5/1/2039	NR	1,485	1,394,207
Crosscreek Cmnty Dev Dist FL Ser A	5.60%	5/1/2039	NR	1,730	650,065
Dardenne Twn Square Transn Dev Dist MO Ser A	5.00%	5/1/2036	NR	3,110	1,545,670
Durbin Crossing Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR	5,800	3,581,558
FL Cypress Creek Hillsborough Cnty Cmnty Dev Dist	5.35%	5/1/2037	NR	6,700	3,270,203
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1	5.75%	12/1/2028	NR	1,000	400,000
Henderson NV Loc Impt Dists No T18	5.25%	9/1/2026	NR	8,150	3,729,032
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	2,500	1,138,775
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	11,325	11,001,105

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax (continued)
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR	$4,260	$3,202,540
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+	12,000	9,963,000
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	A	1,000	1,084,690
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2039	A	1,000	1,079,430
Magnolia FL West Cmnty Dev Dist	5.35%	5/1/2037	NR	3,830	2,297,119
Mariposa NM East Pub Impt Dist	5.75%	9/1/2021	NR	350	294,553
Mariposa NM East Pub Impt Dist	6.00%	9/1/2032	NR	1,000	761,860
Mediterranea Cmnty Dev Dist FL Spl Assmnt Ser A	5.60%	5/1/2037	NR	1,460	927,626
Mesquite NV Redev Agy Tax Alloc	7.125%	6/1/2021	A-	1,000	1,033,670
Mesquite NV Redev Agy Tax Alloc	7.375%	6/1/2024	A-	1,655	1,714,050
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,500	3,668,665
Orange Grove LA Cmnty Dev Dist	5.30%	11/1/2021	NR	1,760	1,254,493
Panther Trace II FL Cmnty Dev Dist Spl Assmnt Ser A	5.60%	5/1/2035	NR	1,730	1,372,219
Riverside Cnty CA Pub Fing Auth Jurupa Vy Desert & Inst 215 (NPFGC)	4.75%	10/1/2035	A	9,000	7,054,740
Shingle Creek FL Cmnty Dev Dist(f)	6.10%	5/1/2025	NR	4,990	2,001,239
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	935,020
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,485	1,256,236
Tern Bay Cmnty Dev Dist FL Ser A(f)	5.375%	5/1/2037	NR	13,145	4,206,400
Tracy CA Cmnty Facs Dist No 1 NEI Phase II	5.70%	9/1/2026	NR	920	805,966
Whispering Spring LA Dev Dist Spl Assmnt	5.20%	10/1/2021	NR	2,290	1,556,307
Whiting IN Redev Dist Standard Ave Pj	5.35%	1/15/2027	NR	1,990	1,719,758

Total					105,507,601

Tax Revenue 3.97%
Cooperative Dist of Fort Spanish AL Rev Pub Impt	9.00%	2/1/2029	NR	3,480	3,877,207
Metro Atlanta GA Rapid Transit Tax 3rd Ser(b)	5.00%	7/1/2039	AA+	18,000	18,769,500
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2024	BBB	7,185	7,086,997
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	9,115	8,766,078
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA	6,000	6,386,640

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

PG8 Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Tax Revenue (continued)
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR		$1,000	$762,720
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	Ba3		7,000	6,385,610
Uptown TX Dev Auth Infrastr Impt Facs	5.50%	9/1/2029	BBB+		1,000	992,760
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%	6/15/2028	AAA		16,235	17,469,489

Total						70,497,001

Tobacco 3.72%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB		4,190	3,541,137
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB		14,195	10,338,077
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	BBB		1,800	1,408,464
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BBB		28,635	18,278,580
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB		13,780	9,739,291
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	6,110	4,677,938
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	3,000	2,396,850
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	BBB		5,000	3,902,950
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BBB		18,220	11,775,039

Total						66,058,326

Transportation 10.70%
Augusta GA Arpt Rev Gen Arpt Passenger B AMT	5.35%	1/1/2028	Baa2		350	326,784
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa2		2,410	2,218,863
Bay Area Toll Auth CA San Francisco Bay Area F-1(b)	5.00%	4/1/2034	AA		12,000	12,358,920
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2025	BBB-		1,250	1,265,950
Clark Cnty NV Passenger Fac Las Vegas McCarran Intl Arpt Ser A (AGM)(b)	5.25%	7/1/2039	AAA		11,500	11,593,782
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		7,640	7,839,862
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp A Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+		7,500	7,541,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp A Sub Ser 3 Rmkt AMT	9.125%	5/1/2029	CCC+	$1,500	$1,518,180
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(f)	7.25%	1/1/2023	NR	5,000	200,000
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(f)	7.375%	1/1/2030	NR	5,000	200,000
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser A (NPFGC)	Zero Coupon	9/1/2034	A	5,885	1,118,856
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2031	A	25,000	5,865,250
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2037	A	9,925	1,526,366
Foothill Eastern Transn Corridor Agy CA	5.75%	1/15/2040	BBB-	2,030	1,946,181
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2030	BBB-	20,000	5,159,800
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2033	BBB-	5,000	1,043,350
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2034	BBB-	25,535	4,962,727
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2035	BBB-	3,445	621,995
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2037	BBB-	4,985	777,810
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2038	BBB-	1,000	139,830
Foothill Eastern Transn Corridor Agy CA Cap Apprec	5.85%	1/15/2023	BBB-	5,000	5,016,450
Foothill Eastern Transn Corridor Agy CA Cap Apprec	5.875%	1/15/2026	BBB-	2,000	1,978,540
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	5,060	4,733,023
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	5,000	4,592,950
MD St Econ Dev Corp Term Pj Ser B	5.75%	6/1/2035	Baa3	5,000	5,088,050
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,337,994
Metro WA DC Arpts Auth Ser A AMT(b)	5.25%	10/1/2027	AA-	4,540	4,662,921
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,567,687

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Transportation (continued)
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B		$2,760	$2,748,546
North TX Twy Auth Rev 1st Tier Ser A	6.00%	1/1/2028	A2		5,000	5,427,700
North TX Twy Auth Rev 1st Tier Ser A	6.25%	1/1/2039	A2		5,000	5,415,450
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2038	A3		3,500	3,591,875
Phoenix AZ Civic Impt Corp Sr Lien Ser A(b)	5.00%	7/1/2038	AA-		16,400	16,300,452
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa3		1,955	1,502,750
Port Auth NY & NJ Cons 160th(b)	4.00%	9/15/2031	AA-		25,000	23,754,000
Puerto Rico Comwlth Hwy & Transn Auth Ser N	5.50%	7/1/2021	BBB		2,440	2,560,829
Santa Rosa FL Bay Bridge Auth Rev	6.25%	7/1/2028	B3		4,860	2,927,518
Santa Rosa FL Bay Bridge Auth Rev Cap Apprec	Zero Coupon	7/1/2017	B3		2,800	1,336,524
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A		4,025	4,261,831
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.875%	5/1/2030	BB		1,000	930,420
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3		7,835	7,570,804
TX Private Activity Bd Surface Transn Corp Sr Lien Nt Mobility	6.875%	12/31/2039	BBB-	(a)	8,500	8,856,830
TX Private Activity Bd Surface Transn Corp Sr Lien Nt Mobility	7.50%	12/31/2031	BBB-	(a)	2,500	2,732,650

Total						190,121,550

Utilities 13.80%
Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR		11,000	11,192,170
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2028	A		3,000	3,172,050
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A		4,500	4,723,515
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	AA		17,700	18,712,086
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC		2,215	2,143,012
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj AMT	5.00%	3/1/2041	CCC		6,000	2,772,480

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser A AMT	6.75%	4/1/2038	CCC	$1,790	$1,481,440
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser B AMT	6.30%	7/1/2032	CCC	2,000	1,084,340
Campbell Cnty WY Solid Wst Fac Basin Elec Pwr Coop Ser A	5.75%	7/15/2039	A+	4,000	4,220,120
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3	2,125	2,337,054
Clark Cnty NV Indl Dev Rev Pwr Co Pj Ser C	5.50%	10/1/2030	BB+	4,215	4,059,635
CT St Dev Auth Lt & Pwr B AMT	5.95%	9/1/2028	Baa1	2,190	2,196,986
CT St Dev Auth Solid Wst Disp PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1	2,250	2,225,340
Detroit MI Wtr Supply Sys 2nd Lien Ser B Rmkt (AGM)	7.00%	7/1/2036	AAA	4,535	5,102,419
FL Muni Pwr Agy Rev Pwr Ser A	6.25%	10/1/2031	A1	2,000	2,248,100
HI St Dept Bdgt & Fin Elec Co & Subs Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1	2,000	1,863,540
HI St Dept Bdgt & Fin Hawaiian Elec Co & Subs	6.50%	7/1/2039	Baa1	4,400	4,751,208
HI St Dept Bdgt & Fin Hawaiian Elec Co Ser B AMT (FGIC)	4.60%	5/1/2026	Baa1	2,000	1,805,540
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR	5,960	4,358,548
IN Muni Pwr Agy Ser B	5.75%	1/1/2034	A+	2,000	2,084,940
Lathrop CA Fing Auth Rev Wtr Supply Pj	5.90%	6/1/2027	NR	3,000	2,974,200
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR	5,140	4,902,583
Little River Cnty AR Rev GA Pacific Corp Pj AMT	5.60%	10/1/2026	Ba3	1,345	1,237,656
M-S-R Enrg Auth CA Ser C	6.50%	11/1/2039	A	6,250	6,670,750
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A	12,370	14,105,264
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	3,970,225
Moraine OH Solid Wst Disp Gen Motors Corp Pj AMT(f)	6.75%	7/1/2014	NR	525	168,000
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	11,000	11,604,615
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.125%	6/15/2030	AA+	1,000	1,054,965
Niagara Cnty NY Indl Dev Agy Ser B AMT	5.55%	11/15/2024	Baa2	750	773,752

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Utilities (continued)
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	Baa2		$7,340	$7,921,768
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-		12,550	13,053,004
OH St Pollutn Ctrl Rev Gen Motors Corp Pj(f)	5.625%	3/1/2015	NR		2,965	948,800
Owen Cnty KY Wtrwks Sys Rev Amer Wtr Co Ser B	5.625%	9/1/2039	BBB+		2,500	2,559,425
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3		1,500	1,543,890
Padre Dam CA Muni Wtr Dist Pj Ser A(b)	5.25%	10/1/2034	AA-		11,600	11,860,768
Phoenix AZ Civic Impt Corp Jr Lien Ser A(b)	5.00%	7/1/2039	AAA		8,750	9,041,419
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.60%	12/1/2022	NR		2,000	1,768,820
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.75%	12/1/2032	NR		5,000	4,269,400
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR		7,000	6,748,630
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	7.50%	12/1/2038	NR		2,235	2,299,010
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2038	BBB		1,150	1,156,049
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CCC		1,620	1,572,988
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A AMT	6.45%	6/1/2021	CCC		2,000	1,262,300
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CCC		6,040	5,843,700
Salt Verde AZ Financial Corp Gas Rev Sr	5.00%	12/1/2037	A		2,500	2,160,700
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2029	AA		19,375	21,173,447
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2031	AA		6,270	6,852,001
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB	(a)	4,781	4,566,381
TN Enrg Acq Corp Ser A	5.25%	9/1/2026	BB+		6,775	6,657,725
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR		1,500	1,360,080
Western Generation Agy OR Wauna Cogeneration Pj Sub Lien C	5.00%	1/1/2021	NR		635	568,027

Total						245,184,865

Total Municipal Bonds (cost $2,077,374,415)						1,948,606,451

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2010

Investments	Shares (000)		Value
SHORT-TERM INVESTMENTS 0.00%

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus	–	(d)	$66
SSgA Tax Free Money Market Fund	3		2,890

Total Short-Term Investments (cost $2,956)			2,956

Total Investments in Securities 109.68% (cost $2,077,377,371)			1,948,609,407

Liabilities in Excess of Cash and Other Assets(e) (9.68%)			(171,903,095)

Net Assets 100.00%			$1,776,706,312

Open Futures Contracts at March 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2010	2,218	Short	$(257,565,250)	$1,133,343
Ultra Long U.S. Treasury Bond	June 2010	206	Short	(24,713,563)	514,252

Totals				$(282,278,813)	$1,647,595

See Notes to Financial Statements.

Schedule of Investments (unaudited)

PENNSYLVANIA TAX FREE TRUST March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 102.41%

Corporate-Backed 1.07%
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB	$1,000	$1,045,910

Education 23.15%
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2028	A2	1,515	1,543,649
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2033	A2	1,000	1,005,140
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%	12/1/2027	A1	2,015	2,118,853
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	1,000	877,040
Lehigh Cnty PA Gen Purp Auth Desales Univ Pj (RADIAN)	5.125%	12/15/2023	NR	1,000	924,270
New Wilmington PA Muni Auth Rev Westminster College Pj GG4 (RADIAN)	5.125%	5/1/2033	NR	1,000	882,330
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ FF2 (RADIAN)	5.00%	12/15/2024	BBB+	1,580	1,576,145
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ GG5 (RADIAN)	5.125%	5/1/2032	BBB-	1,020	890,164
PA St Higher Edl Facs Auth Edinboro Univ	5.75%	7/1/2028	BBB-	1,000	975,650
PA St Higher Edl Facs Auth Moravian College Pj (RADIAN)	5.375%	7/1/2031	NR	1,000	1,001,390
PA St Higher Edl Facs Auth Philadelphia Univ	5.00%	6/1/2030	BBB	1,530	1,378,805
PA St Higher Edl Facs Auth Univ of the Arts (RADIAN)	5.625%	3/15/2025	NR	1,000	1,000,680
PA St Higher Edl Facs Auth Univ of the Arts (RADIAN)	5.75%	3/15/2030	NR	500	497,045
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2014	NR	295	252,311
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2015	NR	295	238,516
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2016	NR	295	223,949
PA St Pub Sch Bldg Auth Delaware Cnty Cmnty College Pj (AGM)	5.00%	10/1/2029	Aa3	675	707,575
PA St Pub Sch Bldg Auth Jefferson Cnty Dubois Tech Sch (NPFGC)(FGIC)	5.00%	2/1/2029	A	1,000	1,028,860

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)
PA St Univ Ser A	5.00%	8/15/2029	AA	$1,000	$1,063,350
Philadelphia PA Auth Indl Dev Mast Charter Sch	6.00%	8/1/2035	BBB+	510	510,337
Snyder Cnty PA Higher Ed Auth Susquehanna Univ Pj	5.00%	1/1/2029	A2	1,300	1,341,522
Washington Cnty PA Indl Dev Auth Washington Jefferson College	5.00%	11/1/2036	A-	1,700	1,685,125
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB	1,000	867,250

Total					22,589,956

General Obligation 20.79%
Allentown PA Sch Dist Ser A	5.00%	2/15/2023	A	1,000	1,067,510
Bucks Cnty PA	5.25%	5/1/2023	AA+	1,000	1,144,500
Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	A2	1,000	1,309,570
Downingtown PA Area Sch Dist Ser AA	5.00%	11/1/2029	AA+	1,000	1,075,410
Gateway PA Sch Dist Allegheny Cnty (AGM)	5.00%	7/15/2027	Aa3	4,280	4,525,458
Luzerne Cnty PA Ser B (AGM)	5.00%	12/15/2027	AAA	1,500	1,520,925
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	1,690	1,317,592
PA Centennial Sch Dist Bucks Cnty Ser B (FSA)	5.25%	12/15/2027	AAA	1,180	1,272,040
Philadelphia PA Ser A (AG)	5.25%	8/1/2022	AAA	1,000	1,075,430
Philadelphia PA Ser A (AGM)	5.25%	12/15/2027	AAA	2,500	2,626,125
Reading PA (FSA)	5.00%	11/1/2029	Aa3	1,500	1,499,940
Territory of Guam Ser A	7.00%	11/15/2039	B+	200	214,578
West Mifflin PA Area Sch Dist (AGM)	5.375%	4/1/2028	AAA	1,500	1,637,025

Total					20,286,103

Health Care 18.21%
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	BB	1,000	798,040
Allegheny Cnty PA Hosp Dev Auth OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Baa3	500	417,230
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr	5.625%	8/15/2039	Aa3	1,500	1,544,415
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2018	Aa3	1,000	1,087,090
Bucks Cnty PA Indl Dev Auth Lutheran Cmnty Telford Ctr	5.75%	1/1/2037	NR	1,000	787,690
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1	1,000	1,124,520
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.125%	1/1/2029	BBB+	1,000	989,460

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	$500	$414,925
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (ACA)(CBI)	5.375%	12/1/2018	BBB-	1,000	982,640
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	6.25%	7/1/2026	NR	1,000	960,520
Lehigh Cnty PA Gen Purp Auth Good Shepherd Grp Ser A	5.625%	11/1/2034	A	1,000	1,009,760
Lehigh Cnty PA Gen Purp Hosp Lehigh Vly Hlth Network Ser A (AGM)	5.00%	7/1/2025	AAA	1,000	1,005,290
Monroe Cnty PA Hosp Auth Rev Pocono Med Ctr	5.125%	1/1/2037	A-	1,000	924,870
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2023	BBB+	1,250	1,269,350
PA Econ Dev Fing Auth Albert Einstein Hlthcare Ser A	6.25%	10/15/2023	A3	1,000	1,068,000
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.50%	7/1/2030	BBB	1,000	890,270
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A	850	850,144
Southcentral PA Gen Auth Rev Wellspan Hlth Oblig Grp Ser A	6.00%	6/1/2029	Aa3	1,000	1,096,690
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	535	547,284

Total					17,768,188

Housing 1.80%
Allegheny Cnty PA Resdl Fin Auth Sing Fam Mtg Ser VV AMT (GNMA/FNMA)	4.95%	11/1/2037	Aaa	980	927,835
PA Hsg Fin Agy Sing Fam Mtg Ser 93 A AMT	4.85%	10/1/2021	AA+	820	825,223

Total					1,753,058

Lease Obligations 3.25%
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	Baa1	1,000	1,057,750
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	595	601,331
York PA Gen Auth Rev York City Recreation Corp (AMBAC)	5.50%	5/1/2018	NR	1,475	1,513,645

Total					3,172,726

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue 3.67%
Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.85%	8/15/2037	BBB-	$1,000	$869,320
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-	1,000	827,910
Philadelphia PA Auth Indl Dev Russell Byers Charter Sch Ser A	5.25%	5/1/2037	BBB-	1,000	765,170
Philadelphia PA Auth Indl Dev Ser A	5.50%	9/15/2037	BBB-	1,370	1,133,716

Total					3,596,116

Pre-Refunded 8.13%
PA Conv Ctr Auth Ser A ETM (FGIC)	6.70%	9/1/2016	AAA	770	885,038
Philadelphia PA Gas Wrks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	A	1,715	2,039,855
Philadelphia PA Sch Dist Ser A (AGM)	5.75%	2/1/2019	AAA	450	469,710
Philadelphia PA Sch Dist Ser B (FGIC)	5.625%	8/1/2022	Aa3	1,000	1,105,030
Philadelphia PA Sch Dist Ser D (FGIC)	5.25%	6/1/2034	Aa3	2,000	2,293,860
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-	1,000	1,140,330

Total					7,933,823

Tax Revenue 7.21%
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	1,000	1,032,660
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A (AGM)(b)	5.00%	8/1/2040	AAA	5,220	5,254,609
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-	750	744,750

Total					7,032,019

Transportation 4.71%
PA St Tpk Commn Oil 2003 Tpk Ser C Rmkt (NPFGC)	5.00%	12/1/2029	AA	1,000	1,039,810
PA St Tpk Commn Sub Ser B-1	5.625%	6/1/2029	A2	3,310	3,554,576

Total					4,594,386

Utilities 10.42%
Delaware Cnty PA Indl Dev Auth Wtr Facs Aqua PA Inc Pj Ser B AMT (NPFGC)(FGIC)	5.00%	11/1/2036	AA-	1,000	949,270
Luzerne Cnty PA Indl Dev Auth Amer Wtr Co Ser A AMT (AMBAC)	5.10%	9/1/2034	A	1,000	909,160
PA Econ Dev Fing Auth Allegheny Enrg Supply Co	7.00%	7/15/2039	BBB-	1,000	1,104,670

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

PENNSYLVANIA TAX FREE TRUST March 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities (continued)
PA Econ Dev Fing Auth Aqua PA Inc Ser A	5.00%	10/1/2039	AA-	$2,000		$2,012,000
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3	1,000		1,029,260
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.25%	8/1/2017	Baa2	1,000		1,041,830
Puerto Rico Elec Pwr Auth Ser XX(c)	5.25%	7/1/2040	A3	1,000		987,960
Puerto Rico Elec Pwr Auth Ser XX(c)	5.75%	7/1/2036	A3	2,000		2,130,420

Total						10,164,570

Total Municipal Bonds (cost $99,379,401)						99,936,855

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus PA Municipal Money Market Fund (cost $91)				–	(d)	91

Total Investments in Securities 102.41% (cost $99,379,492)						99,936,946

Liabilities in Excess of Cash and Other Assets(e) (2.41%)						(2,353,079)

Net Assets 100.00%						$97,583,867

Open Futures Contracts at March 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2010	33	Short	$(3,832,125)	$16,900
Ultra Long U.S. Treasury Bond	June 2010	3	Short	(359,906)	7,489

Totals				$(4,192,031)	$24,389

See Notes to Financial Statements.

Schedule of Investments (unaudited)

March 31, 2010

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 2010.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2010.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	Amount represents less than 1,000 shares.
(e)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on futures contracts.
(f)	Defaulted security.
(g)	The interest represents the rate in effect at March 31, 2010. The date shown represents the next interest reset date.
(h)	Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity.
(i)	Fund received partial payment from issuer.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CBI	Certified Bond Insurance
CIFG	CIFG Guaranty
FHLMC	Federal Home Loan Mortgage Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SONYMA	State of New York Mortgage Agency
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

March 31, 2010

	National	California
ASSETS:
Investments in securities, at cost	$1,245,900,707	$214,324,729
Investments in securities, at value	$1,255,997,384	$212,863,768
Cash	2,022,706	668,522
Deposits with broker for futures collateral	1,686,000	286,200
Receivables:
Interest	19,311,473	3,252,820
Investment securities sold	13,945,494	27,837,482
Capital shares sold	5,970,869	747,297
Prepaid expenses and other assets	81,875	21,202
Total assets	1,299,015,801	245,677,291
LIABILITIES:
Payables:
Investment securities purchased	34,089,327	31,288,305
Trust certificates (See Note 2(h))	126,905,000	14,475,000
Capital shares reacquired	3,723,682	419,194
Management fee	412,532	74,138
12b-1 distribution fees	428,279	69,319
Interest expense and fees (See Note 2(h))	258,314	41,533
Directors’ fees	348,870	137,191
Fund administration	39,088	7,067
Variation margin	447,625	75,176
Distributions payable	4,544,326	753,577
Accrued expenses and other liabilities	118,354	48,659
Total liabilities	171,315,397	47,389,159
NET ASSETS	$1,127,700,404	$198,288,132
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,153,261,756	$206,659,042
Distributions in excess of net investment income	(64,935)	(562,111)
Accumulated net realized loss on investments and futures contracts	(36,238,384)	(6,448,048)
Net unrealized appreciation (depreciation) on investments and futures contracts	10,741,967	(1,360,751)
Net Assets	$1,127,700,404	$198,288,132
Net assets by class:
Class A Shares	$918,846,238	$159,973,402
Class B Shares	$16,997,604	–
Class C Shares	$151,014,390	$30,655,221
Class F Shares	$40,842,172	$7,659,509
Outstanding shares by class*:
Class A Shares	87,784,828	16,172,877
Class B Shares	1,615,641	–
Class C Shares	14,409,955	3,097,393
Class F Shares	3,905,330	774,505
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$10.47	$9.89
Class A Shares–Maximum offering price (Net asset value plus sales charge of 3.25%)	$10.82	$10.22
Class B Shares–Net asset value	$10.52	–
Class C Shares–Net asset value	$10.48	$9.90
Class F Shares–Net asset value	$10.46	$9.89
*	Lord Abbett Municipal Income Fund, Inc. has 1,020,000,000 authorized shares of capital stock (par value $.001) of which 935,000,000 are issued and allocated as follows: 215,000,000 to National, 140,000,000 to each of California, New Jersey and New York, and 100,000,000 to each of Connecticut, Hawaii and Missouri. Lord Abbett Municipal Income Trust has an unlimited number of shares of beneficial interest authorized.

See Notes to Financial Statements.

Connecticut	Hawaii	Missouri	New Jersey

$129,116,557	$134,450,073	$184,027,781	$134,242,466
$128,467,922	$136,868,223	$183,406,171	$131,560,723
1,274,541	2,033,504	975,842	1,107,954
233,200	160,300	291,400	229,000

1,654,010	1,837,392	2,605,010	2,075,174
–	4,354,493	–	–
405,416	558,470	733,078	480,437
15,793	15,485	18,054	14,796
132,050,882	145,827,867	188,029,555	135,468,084

–	8,039,350	–	3,951,009
11,505,000	8,435,000	10,035,000	5,310,000
63,692	98,670	315,224	109,752
45,159	48,449	66,788	48,145
33,663	41,660	49,378	38,634
16,764	17,943	20,707	5,430
27,402	22,188	34,482	40,664
3,806	4,449	6,281	4,619
70,124	42,219	74,560	60,311
418,382	431,274	634,154	477,601
37,841	33,677	40,515	43,187
12,221,833	17,214,879	11,277,089	10,089,352
$119,829,049	$128,612,988	$176,752,466	$125,378,732

$123,883,182	$128,777,414	$178,780,122	$133,470,765
(323,782)	(320,670)	(441,742)	(320,960)
(3,192,165)	(2,318,507)	(1,065,172)	(5,170,320)

(538,186)	2,474,751	(520,742)	(2,600,753)
$119,829,049	$128,612,988	$176,752,466	$125,378,732

$111,892,608	$124,644,954	$174,884,489	$123,774,329
–	–	–	–
–	–	–	–
$7,936,441	$3,968,034	$1,867,977	$1,604,403

11,162,355	25,560,132	34,819,348	26,309,513
–	–	–	–
–	–	–	–
793,590	813,472	371,758	340,864

$10.02	$4.88	$5.02	$4.70

$10.36	$5.04	$5.19	$4.86
–	–	–	–
–	–	–	–
$10.00	$4.88	$5.02	$4.71

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2010

	New York	Intermediate
ASSETS:
Investments in securities, at cost	$291,507,007	$1,334,863,214
Investments in securities, at value	$293,793,958	$1,380,474,142
Cash	1,326,703	348,729
Deposits with broker for futures collateral	557,600	603,000
Receivables:
Interest	4,639,652	18,988,040
Investment securities sold	4,044,240	2,247,868
Capital shares sold	1,391,393	13,042,858
From advisor (See Note 3)	–	90,693
Prepaid expenses and other assets	20,663	72,687
Total assets	305,774,209	1,415,868,017
LIABILITIES:
Payables:
Investment securities purchased	7,231,910	7,641,373
Trust certificates (See Note 2(h))	27,070,000	9,820,000
Capital shares reacquired	390,377	606,786
Management fee	101,344	443,084
12b-1 distribution fees	100,490	490,206
Interest expense and fees (See Note 2(h))	67,288	11,171
Directors’/Trustees’ fees	121,503	30,858
Fund administration	9,588	44,310
Variation margin	148,249	158,689
Distributions payable	1,003,572	4,071,260
Accrued expenses and other liabilities	54,665	74,570
Total liabilities	36,298,986	23,392,307
NET ASSETS	$269,475,223	$1,392,475,710
COMPOSITION OF NET ASSETS:
Paid-in capital	$274,526,563	$1,346,523,750
Undistributed (distributions in excess of) net investment income	(825,719)	259,013
Accumulated net realized gain (loss) on investments and futures contracts	(6,737,889)	(133,399)
Net unrealized appreciation (depreciation) on investments and futures contracts	2,512,268	45,826,346
Net Assets	$269,475,223	$1,392,475,710
Net assets by class:
Class A Shares	$224,491,787	$956,246,006
Class B Shares	–	$7,643,211
Class C Shares	$38,906,078	$256,491,804
Class F Shares	$6,077,358	$172,081,995
Class I Shares	–	–
Class P Shares	–	$12,694
Outstanding shares by class*:
Class A Shares	21,061,762	94,067,594
Class B Shares	–	752,514
Class C Shares	3,655,056	25,263,129
Class F Shares	570,062	16,929,998
Class I Shares	–	–
Class P Shares	–	1,248.695
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$10.66	$10.17
Class A Shares–Maximum offering price (Net asset value plus sales charge of 3.25%)**	$11.02	$10.40
Class B Shares–Net asset value	–	$10.16
Class C Shares–Net asset value	$10.64	$10.15
Class F Shares–Net asset value	$10.66	$10.16
Class I Shares–Net asset value	–	–
Class P Shares–Net asset value	–	$10.17
*	Lord Abbett Municipal Income Fund, Inc. has 1,020,000,000 authorized shares of capital stock (par value $.001) of which 935,000,000 are issued and allocated as follows: 215,000,000 to National, 140,000,000 to each of California, New Jersey and New York, and 100,000,000 to each of Connecticut, Hawaii and Missouri. Lord Abbett Municipal Income Trust has an unlimited number of shares of beneficial interest authorized.
**	The maximum sales charge on Class A purchases of Intermediate Fund and Short Duration Fund is 2.25%.

See Notes to Financial Statements.

Short Duration	Georgia	High Yield	Pennsylvania

$1,604,152,877	$145,556,465	$2,077,377,371	$99,379,492
$1,613,735,770	$146,898,177	$1,948,609,407	$99,936,946
1,808,514	687,027	2,458,995	615,367
–	217,600	4,626,200	68,700

15,453,610	1,964,013	35,425,964	1,402,954
77,400,563	1,540,000	16,197,714	1,810,217
18,193,699	677,121	12,133,110	304,576
182,746	–	–	–
108,398	14,126	125,848	15,502
1,726,883,300	151,998,064	2,019,577,238	104,154,262

88,228,271	3,088,300	13,416,166	3,088,300
7,000,000	10,000,000	214,607,226	2,610,000
28,345,480	307,430	3,583,776	347,976
514,886	51,295	677,465	37,107
583,297	58,224	468,444	45,021
–	12,614	603,354	2,561
10,395	12,377	78,716	22,345
51,489	4,766	56,843	3,516
–	57,503	1,219,938	18,094
1,978,459	488,732	8,044,008	358,845
15,766	38,176	114,990	36,630
126,728,043	14,119,417	242,870,926	6,570,395
$1,600,155,257	$137,878,647	$1,776,706,312	$97,583,867

$1,590,481,405	$140,658,793	$2,123,450,092	$98,378,786
76,192	(61,368)	(936,870)	(227,537)
14,767	(4,144,420)	(218,686,541)	(1,149,225)
9,582,893	1,425,642	(127,120,369)	581,843
$1,600,155,257	$137,878,647	$1,776,706,312	$97,583,867

$1,157,586,311	$130,478,484	$1,086,534,407	$96,035,267
–	–	$10,121	–
$215,265,953	–	$520,591,605	–
$226,229,332	$7,400,163	$169,559,842	$1,548,600
$1,073,661	–	–	–
–	–	$10,337	–

74,199,216	24,153,556	94,839,816	19,303,440
–	–	882.202	–
13,797,475	–	45,423,678	–
14,500,041	1,364,693	14,790,381	311,582
68,835	–	–	–
–	–	901	–

$15.60	$5.40	$11.46	$4.98

$15.96	$5.58	$11.84	$5.15
–	–	$11.47	–
$15.60	–	$11.46	–
$15.60	$5.42	$11.46	$4.97
$15.60	–	–	–
–	–	$11.47	–

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2010

	National	California
Investment income:
Interest and other	$32,242,142	$5,404,266
Dividends	1,252	–
Total investment income	32,243,394	5,404,266
Expenses:
Management fee	2,402,674	436,729
12b-1 distribution plan-Class A	886,120	157,487
12b-1 distribution plan-Class B	87,151	–
12b-1 distribution plan-Class C	632,979	135,189
12b-1 distribution plan-Class F	16,278	3,500
Interest expense and fees (See Note 2(h))	467,442	51,706
Shareholder servicing	252,468	38,077
Professional	29,346	22,791
Reports to shareholders	31,842	1,661
Fund administration	215,336	38,820
Custody	9,728	2,726
Directors’ fees	17,576	3,199
Registration	57,332	17,090
Other	13,279	3,048
Gross expenses	5,119,551	912,023
Expense reductions (See Note 7)	(303)	(57)
Net expenses	5,119,248	911,966
Net investment income	27,124,146	4,492,300
Net realized and unrealized gain (loss):
Net realized gain on investments and futures contracts	5,783,524	1,318,024
Net change in unrealized appreciation/depreciation on investments and futures contracts	(21,745,080)	(6,729,158)
Net realized and unrealized loss	(15,961,556)	(5,411,134)
Net Increase (Decrease) in Net Assets Resulting From Operations	$11,162,590	$(918,834)

See Notes to Financial Statements.

Connecticut	Hawaii	Missouri	New Jersey

$2,990,946	$3,069,824	$4,364,301	$3,361,869
–	–	–	–
2,990,946	3,069,824	4,364,301	3,361,869

269,356	287,992	385,329	282,780
113,464	124,690	170,220	124,665
–	–	–	–
–	–	–	–
3,125	1,653	519	507
31,672	32,669	20,707	5,430
25,286	22,922	41,416	29,847
19,892	19,953	20,098	19,288
3,210	3,618	5,753	2,342
23,943	25,599	34,251	25,136
2,178	2,347	2,572	2,463
2,053	2,169	2,858	2,141
12,354	12,415	15,939	12,393
2,172	2,232	2,688	2,215
508,705	538,259	702,350	509,207
(34)	(36)	(48)	(36)
508,671	538,223	702,302	509,171
2,482,275	2,531,601	3,661,999	2,852,698

39,565	1,001,518	471,914	327,313

(1,773,535)	(2,183,767)	(2,361,609)	(2,332,793)
(1,733,970)	(1,182,249)	(1,889,695)	(2,005,480)
$748,305	$1,349,352	$1,772,304	$847,218

See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended March 31, 2010

	New York	Intermediate
Investment income:
Interest and other	$7,244,509	$26,952,542
Dividends	585	780
Total investment income	7,245,094	26,953,322
Expenses:
Management fee	600,147	2,439,966
12b-1 distribution plan-Class A	224,989	872,446
12b-1 distribution plan-Class B	–	33,450
12b-1 distribution plan-Class C	168,391	1,031,604
12b-1 distribution plan-Class F	1,925	62,827
12b-1 distribution plan-Class P	–	28
Interest expense and fees (See Note 2(h))	88,007	22,144
Shareholder servicing	58,699	187,617
Professional	22,289	26,252
Reports to shareholders	5,912	31,454
Fund administration	53,346	243,997
Custody	3,539	9,256
Directors’/Trustees’ fees	4,492	18,240
Registration	18,160	92,085
Other	4,212	13,314
Gross expenses	1,254,108	5,084,680
Expense reductions (See Note 7)	(75)	(339)
Management fee waived and expenses reimbursed (See Note 3)	–	(468,900)
Net expenses	1,254,033	4,615,441
Net investment income	5,991,061	22,337,881
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments and futures contracts	757,242	1,259,470
Net change in unrealized appreciation/depreciation on investments and futures contracts	(3,779,332)	(13,073,151)
Net realized and unrealized gain (loss)	(3,022,090)	(11,813,681)
Net Increase in Net Assets Resulting From Operations	$2,968,971	$10,524,200

See Notes to Financial Statements.

Short Duration	Georgia	High Yield	Pennsylvania

$14,706,845	$3,432,258	$55,878,033	$2,480,684
1,187	–	3,688	–
14,708,032	3,432,258	55,881,721	2,480,684

2,571,655	299,831	3,934,037	212,172
944,626	127,016	1,015,129	93,616
–	–	49	–
884,090	–	2,287,061	–
81,493	3,121	67,460	341
–	–	22	–
–	37,715	908,457	2,561
138,362	31,647	368,975	25,026
23,117	20,036	45,131	19,779
27,102	4,436	48,247	2,578
257,165	26,652	327,531	18,860
9,588	2,122	11,094	1,897
14,946	2,191	24,031	1,578
114,562	12,972	105,246	12,034
9,841	2,231	19,651	1,812
5,076,547	569,970	9,162,121	392,254
(352)	(38)	(459)	(26)
(1,062,995)	–	–	–
4,013,200	569,932	9,161,662	392,228
10,694,832	2,862,326	46,720,059	2,088,456

14,767	104,087	(1,854,312)	193,292
661,202	(1,379,389)	(2,421,616)	(899,754)
675,969	(1,275,302)	(4,275,928)	(706,462)
$11,370,801	$1,587,024	$42,444,131	$1,381,994

See Notes to Financial Statements.

Statements of Changes in Net Assets

	National
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2010 (unaudited)	For the Year Ended September 30, 2009
Operations:
Net investment income	$27,124,146	$47,567,982
Net realized gain (loss) on investments and futures contracts	5,783,524	(30,088,584)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(21,745,080)	123,455,920
Net increase (decrease) in net assets resulting from operations	11,162,590	140,935,318
Distributions to shareholders from:
Net investment income
Class A	(22,416,430)	(40,520,796)
Class B	(370,658)	(764,822)
Class C	(3,060,604)	(4,550,689)
Class F	(839,028)	(796,151)
Total distributions to shareholders	(26,686,720)	(46,632,458)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	160,462,914	319,576,158
Reinvestment of distributions	21,490,232	31,401,261
Cost of shares reacquired	(109,647,485)	(215,201,981)
Net increase (decrease) in net assets resulting from capital share transactions	72,305,661	135,775,438
Net increase (decrease) in net assets	56,781,531	230,078,298
NET ASSETS:
Beginning of period	$1,070,918,873	$840,840,575
End of period	$1,127,700,404	$1,070,918,873
Distributions in excess of net investment income	$(64,935)	$(502,361)

See Notes to Financial Statements.

California		Connecticut
For the Six Months Ended March 31, 2010 (unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (unaudited)	For the Year Ended September 30, 2009

$4,492,300	$7,825,849	$2,482,275	$5,244,033
1,318,024	(5,125,601)	39,565	(1,539,692)

(6,729,158)	20,129,988	(1,773,535)	11,950,874
(918,834)	22,830,236	748,305	15,655,215

(3,697,403)	(6,913,354)	(2,335,915)	(5,028,340)
–	–	–	–
(589,608)	(928,561)	–	–
(167,593)	(145,527)	(132,452)	(122,079)
(4,454,604)	(7,987,442)	(2,468,367)	(5,150,419)

23,404,653	51,777,224	10,925,839	21,624,214
3,490,603	5,121,440	1,770,728	3,275,760
(18,475,208)	(39,743,263)	(14,383,421)	(40,758,215)

8,420,048	17,155,401	(1,686,854)	(15,858,241)
3,046,610	31,998,195	(3,406,916)	(5,353,445)

$195,241,522	$163,243,327	$123,235,965	$128,589,410
$198,288,132	$195,241,522	$119,829,049	$123,235,965
$(562,111)	$(599,807)	$(323,782)	$(337,690)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Hawaii
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2010 (unaudited)	For the Year Ended September 30, 2009
Operations:
Net investment income	$2,531,601	$4,848,708
Net realized gain (loss) on investments and futures contracts	1,001,518	(972,378)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(2,183,767)	11,276,879
Net increase in net assets resulting from operations	1,349,352	15,153,209
Distributions to shareholders from:
Net investment income
Class A	(2,452,004)	(4,814,323)
Class F	(66,770)	(63,791)
Total distributions to shareholders	(2,518,774)	(4,878,114)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	11,015,001	23,857,618
Reinvestment of distributions	1,945,469	3,260,949
Cost of shares reacquired	(13,538,898)	(22,199,499)
Net increase (decrease) in net assets resulting from capital share transactions	(578,428)	4,919,068
Net increase (decrease) in net assets	(1,747,850)	15,194,163
NET ASSETS:
Beginning of period	$130,360,838	$115,166,675
End of period	$128,612,988	$130,360,838
Distributions in excess of net investment income	$(320,670)	$(333,497)

See Notes to Financial Statements.

Missouri		New Jersey
For the Six Months Ended March 31, 2010 (unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (unaudited)	For the Year Ended September 30, 2009

$3,661,999	$6,809,026	$2,852,698	$5,569,227
471,914	(934,873)	327,313	(3,471,023)
(2,361,609)	15,227,219	(2,332,793)	12,909,435
1,772,304	21,101,372	847,218	15,007,639

(3,619,398)	(6,822,983)	(2,811,305)	(5,504,244)
(23,023)	(17,442)	(23,627)	(24,708)
(3,642,421)	(6,840,425)	(2,834,932)	(5,528,952)

14,613,458	26,814,334	5,593,226	19,267,520
3,592,093	5,892,401	2,210,939	3,541,640
(12,131,916)	(24,103,013)	(10,183,872)	(17,293,676)
6,073,635	8,603,722	(2,379,707)	5,515,484
4,203,518	22,864,669	(4,367,421)	14,994,171

$172,548,948	$149,684,279	$129,746,153	$114,751,982
$176,752,466	$172,548,948	$125,378,732	$129,746,153
$(441,742)	$(461,320)	$(320,960)	$(338,726)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	New York
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2010 (unaudited)	For the Year Ended September 30, 2009
Operations:
Net investment income	$5,991,061	$11,657,707
Net realized gain (loss) on investments and futures contracts	757,242	(5,999,809)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(3,779,332)	31,563,563
Net increase in net assets resulting from operations	2,968,971	37,221,461
Distributions to shareholders from:
Net investment income
Class A	(5,132,832)	(10,096,525)
Class B	–	–
Class C	(733,726)	(1,353,603)
Class F	(90,672)	(72,062)
Class I	–	–
Class P	–	–
Total distributions to shareholders	(5,957,230)	(11,522,190)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	22,598,664	38,088,512
Reinvestment of distributions	4,420,922	6,706,659
Cost of shares reacquired	(26,704,735)	(50,674,441)
Net increase (decrease) in net assets resulting from capital share transactions	314,851	(5,879,270)
Net increase (decrease) in net assets	(2,673,408)	19,820,001
NET ASSETS:
Beginning of period	$272,148,631	$252,328,630
End of period	$269,475,223	$272,148,631
Undistributed (distributions in excess of) net investment income	$(825,719)	$(859,550)
*	For the period December 12, 2008 (commencement of investment operations) to September 30, 2009.

See Notes to Financial Statements.

Intermediate		Short Duration
For the Six Months Ended March 31, 2010 (unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (unaudited)	For the Period December 12, 2008 to September 30, 2009*

$22,337,881	$26,084,067	$10,694,832	$4,947,181
1,259,470	(564,741)	14,767	–
(13,073,151)	71,877,518	661,202	8,921,691
10,524,200	97,396,844	11,370,801	13,868,872

(16,307,251)	(20,982,436)	(8,279,325)	(3,677,199)
(98,492)	(134,977)	–	–
(3,237,361)	(3,188,658)	(859,729)	(558,944)
(2,430,544)	(1,778,492)	(1,517,707)	(696,190)
–	–	(13,825)	(14,830)
(220)	(435)	–	–
(22,073,868)	(26,084,998)	(10,670,586)	(4,947,163)

516,016,644	912,002,268	1,037,819,062	882,089,897
14,049,869	15,229,127	6,011,508	2,277,818
(214,856,435)	(295,966,280)	(285,693,406)	(51,971,546)
315,210,078	631,265,115	758,137,164	832,396,169
303,660,410	702,576,961	758,837,379	841,317,878

$1,088,815,300	$386,238,339	$841,317,878	$–
$1,392,475,710	$1,088,815,300	$1,600,155,257	$841,317,878
$259,013	$(5,000)	$76,192	$51,946

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Georgia
INCREASE IN NET ASSETS	For the Six Months Ended March 31, 2010 (unaudited)	For the Year Ended September 30, 2009
Operations:
Net investment income	$2,862,326	$5,433,007
Net realized gain (loss) on investments and futures contracts	104,087	(2,541,856)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(1,379,389)	14,577,455
Net increase in net assets resulting from operations	1,587,024	17,468,606
Distributions to shareholders from:
Net investment income
Class A	(2,702,921)	(5,276,669)
Class B	–	–
Class C	–	–
Class F	(136,130)	(135,444)
Class P	–	–
Total distributions to shareholders	(2,839,051)	(5,412,113)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	19,531,245	29,162,560
Reinvestment of distributions	2,665,430	4,214,153
Cost of shares reacquired	(13,153,406)	(39,634,219)
Net increase (decrease) in net assets resulting from capital share transactions	9,043,269	(6,257,506)
Net increase in net assets	7,791,242	5,798,987
NET ASSETS:
Beginning of period	$130,087,405	$124,288,418
End of period	$137,878,647	$130,087,405
Distributions in excess of net investment income	$(61,368)	$(84,643)

See Notes to Financial Statements.

High Yield		Pennsylvania
For the Six Months Ended March 31, 2010 (unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (unaudited)	For the Year Ended September 30, 2009

$46,720,059	$65,818,689	$2,088,456	$4,068,804
(1,854,312)	(116,922,838)	193,292	(1,152,401)

(2,421,616)	124,885,305	(899,754)	8,350,002
42,444,131	73,781,156	1,381,994	11,266,405

(29,432,393)	(43,828,188)	(2,066,719)	(4,078,231)
(249)	(560)	–	–
(12,366,547)	(21,416,626)	–	–
(3,985,281)	(2,811,714)	(15,645)	(8,767)
(282)	(610)	–	–
(45,784,752)	(68,057,698)	(2,082,364)	(4,086,998)

493,310,249	759,223,871	11,486,301	11,948,577
34,449,150	41,071,979	1,562,050	2,500,029
(291,981,815)	(354,365,850)	(9,929,699)	(13,380,287)

235,777,584	445,930,000	3,118,652	1,068,319
232,436,963	451,653,458	2,418,282	8,247,726

$1,544,269,349	$1,092,615,891	$95,165,585	$86,917,859
$1,776,706,312	$1,544,269,349	$97,583,867	$95,165,585
$(936,870)	$(1,872,177)	$(227,537)	$(233,629)

See Notes to Financial Statements.

Statement of Cash Flows (unaudited)

March 31, 2010

INCREASE IN CASH	National	New York	High Yield
Cash flows provided by (used for) operating activities:
Net Increase in net assets resulting from operations	$11,162,590	$2,968,971	$42,444,131
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term portfolio investments	(483,335,745)	(54,231,232)	(685,326,056)
Proceeds from disposition of long-term portfolio investments and futures contracts	351,814,625	41,321,721	410,813,898
Sales of short-term portfolio investments, net	5,500,988	637,415	6,414,842
Net premium amortization on investments	(102,732)	120,078	(899,367)
Net change in unrealized depreciation on investments	24,344,546	4,570,757	9,053,872
Net realized (gain) loss on investments and futures contracts	(5,783,524)	(757,242)	1,854,312
Decrease in deposits with brokers for futures collateral	1,363,600	232,800	1,863,400
Increase in interest receivable	(1,791,190)	(247,267)	(5,694,520)
(Increase) decrease in receivable for investments sold	9,092,649	(4,044,240)	51,586,014
Increase in prepaid expenses and other assets	(17,357)	(2,744)	(23,750)
Decrease in variation margin receivable and payments for futures variation margins	673,072	210,001	1,726,953
Increase (decrease) in payable for investments purchased	12,967,944	6,806,129	(61,879,531)
Increase in management fee payable	40,022	4,189	160,196
Increase (decrease) in interest expense and fees payable	(29,008)	16,978	143,646
Increase in 12b-1 distribution fee payable	87,292	7,279	352,436
Increase in fund administration fee payable	3,865	372	14,117
Increase (decrease) in Directors’/Trustees’ fee payable	(6,569)	(2,538)	8,005
Decrease in accrued expenses and other liabilities	(65,274)	(19,289)	(120,149)
Net cash used for operating activities	(74,080,206)	(2,407,862)	(227,507,551)
Cash flows provided by (used for) financing activities*:
Proceeds from shares sold	159,550,574	21,514,011	505,640,664
Payment on shares reacquired	(107,938,426)	(26,629,512)	(290,921,700)
Cash dividends paid	(4,253,507)	(1,357,555)	(9,661,371)
Proceeds from trust certificates	36,400,000	10,000,000	23,035,000
Repayment of trust certificates	(9,110,000)	–	–
Net cash provided by financing activities	74,648,641	3,526,944	228,092,593
Net increase in cash	568,435	1,119,082	585,042
Cash at beginning of period	1,454,271	207,621	1,873,953
Cash at end of period	$2,022,706	$1,326,703	$2,458,995
*	Non cash financing activities not included herein consist of reinvestment of distributions of $21,490,232 for National, $4,420,922 for New York and $34,449,150 for High Yield.

See Notes to Financial Statements.

Financial Highlights

NATIONAL TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.62		$ 9.71	$11.12	$11.52	$11.55	$11.49

Investment operations:

Net investment income(a)	.27		.52	.51	.49	.46	.47

Net realized and unrealized gain (loss)	(.16)		.90	(1.41)	(.40)	(.02)	.05

Total from investment operations	.11		1.42	(.90)	.09	.44	.52

Distributions to shareholders from:

Net investment income	(.26)		(.51)	(.51)	(.49)	(.47)	(.46)

Net asset value, end of period	$10.47		$10.62	$ 9.71	$11.12	$11.52	$11.55

Total Return(b)	1.11	%(c)	15.40%	(8.41)%	.79%	3.94%	4.53%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.42	%(c)	.92%	1.05%	1.18%	1.20%	1.13%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.38	%(c)	.77%	.79%	.77%	.92%	.93%

Expenses, excluding expense reductions and expenses reimbursed	.42	%(c)	.92%	1.06%	1.27%	1.20%	1.14%

Net investment income	2.56	%(c)	5.49%	4.77%	4.34%	4.04%	4.03%

Supplemental Data:
Net assets, end of period (000)	$918,846		$889,665	$740,198	$525,513	$499,778	$497,310

Portfolio turnover rate	29.58	%(c)	45.22%	88.15%	49.43%	72.24%	118.31%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class B Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.68		$ 9.75	$11.16	$11.56	$11.58	$11.52

Investment operations:

Net investment income(a)	.23		.45	.42	.41	.39	.39

Net realized and unrealized gain (loss)	(.17)		.91	(1.41)	(.40)	(.02)	.05

Total from investment operations	.06		1.36	(.99)	.01	.37	.44

Distributions to shareholders from:

Net investment income	(.22)		(.43)	(.42)	(.41)	(.39)	(.38)

Net asset value, end of period	$10.52		$10.68	$ 9.75	$11.16	$11.56	$11.58

Total Return(b)	.62	%(c)	14.48%	(9.08)%	.08%	3.32%	3.83%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.82	%(c)	1.72%	1.85%	1.90%	1.86%	1.78%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.78	%(c)	1.57%	1.58%	1.49%	1.58%	1.58%

Expenses, excluding expense reductions and expenses reimbursed	.82	%(c)	1.72%	1.86%	1.99%	1.86%	1.79%

Net investment income	2.16	%(c)	4.70%	3.94%	3.61%	3.39%	3.38%

Supplemental Data:
Net assets, end of period (000)	$16,998		$18,540	$18,032	$23,502	$27,871	$31,209

Portfolio turnover rate	29.58	%(c)	45.22%	88.15%	49.43%	72.24%	118.31%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.63		$ 9.73	$11.15	$11.54	$11.57	$11.50

Investment operations:

Net investment income(a)	.23		.46	.44	.42	.39	.39

Net realized and unrealized gain (loss)	(.16)		.89	(1.41)	(.39)	(.02)	.06

Total from investment operations	.07		1.35	(.97)	.03	.37	.45

Distributions to shareholders from:

Net investment income	(.22)		(.45)	(.45)	(.42)	(.40)	(.38)

Net asset value, end of period	$10.48		$10.63	$ 9.73	$11.15	$11.54	$11.57

Total Return(b)	.76	%(c)	14.58%	(9.01)%	.23%	3.26%	3.93%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.77	%(c)	1.59%	1.67%	1.82%	1.86%	1.78%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.73	%(c)	1.45%	1.41%	1.41%	1.58%	1.58%

Expenses, excluding expense reductions and expenses reimbursed	.77	%(c)	1.59%	1.68%	1.91%	1.86%	1.79%

Net investment income	2.21	%(c)	4.78%	4.13%	3.70%	3.39%	3.38%

Supplemental Data:
Net assets, end of period (000)	$151,014		$133,922	$80,301	$51,244	$44,450	$41,322

Portfolio turnover rate	29.58	%(c)	45.22%	88.15%	49.43%	72.24%	118.31%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

NATIONAL TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30		9/28/2007(a) to 9/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.61		$ 9.71	$11.12	$11.12

Investment operations:

Net investment income(b)	.27		.53	.52	–	(c)

Net realized and unrealized gain (loss)	(.16)		.89	(1.41)	–	(c)

Total from investment operations	.11		1.42	(.89)	–	(c)

Distributions to shareholders from:

Net investment income	(.26)		(.52)	(.52)	–

Net asset value, end of period	$10.46		$10.61	$ 9.71	$11.12

Total Return(d)	1.15	%(e)	15.44%	(8.32)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.37	%(e)	.81%	.95%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.33	%(e)	.67%	.69%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.37	%(e)	.81%	.97%	.00	%(e)(f)

Net investment income	2.60	%(e)	5.45%	5.00%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$40,842		$28,791	$2,310	$10

Portfolio turnover rate	29.58	%(e)	45.22%	88.15%	49.43%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

CALIFORNIA TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.17		$ 9.38	$10.57	$10.91	$10.96	$10.86

Investment operations:

Net investment income(a)	.23		.45	.45	.44	.41	.44

Net realized and unrealized gain (loss)	(.28)		.80	(1.18)	(.34)	(.03)	.08

Total from investment operations	(.05)		1.25	(.73)	.10	.38	.52

Distributions to shareholders from:

Net investment income	(.23)		(.46)	(.46)	(.44)	(.43)	(.42)

Net asset value, end of period	$ 9.89		$10.17	$ 9.38	$10.57	$10.91	$10.96

Total Return(b)	(.44	)%(c)	13.92%	(7.16)%	.87%	3.52%	4.88%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.42	%(c)	.91%	1.18%	1.29%	1.07%	1.01%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.39	%(c)	.78%	.80%	.87%	.93%	.94%

Expenses, excluding expense reductions and expenses reimbursed	.42	%(c)	.91%	1.18%	1.30%	1.07%	1.01%

Net investment income	2.36	%(c)	4.87%	4.41%	4.03%	3.79%	4.01%

Supplemental Data:
Net assets, end of period (000)	$159,973		$159,768	$144,165	$147,893	$160,416	$166,227

Portfolio turnover rate	24.57	%(c)	34.04%	49.17%	50.77%	47.86%	42.23%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.17		$ 9.39	$10.58	$10.92	$10.97	$10.87

Investment operations:

Net investment income(a)	.20		.38	.39	.37	.34	.37

Net realized and unrealized gain (loss)	(.28)		.80	(1.18)	(.34)	(.03)	.08

Total from investment operations	(.08)		1.18	(.79)	.03	.31	.45

Distributions to shareholders from:

Net investment income	(.19)		(.40)	(.40)	(.37)	(.36)	(.35)

Net asset value, end of period	$ 9.90		$10.17	$ 9.39	$10.58	$10.92	$10.97

Total Return(b)	(.70	)%(c)	13.13%	(7.73)%	.23%	2.87%	4.20%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.77	%(c)	1.60%	1.79%	1.92%	1.72%	1.65%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.74	%(c)	1.48%	1.41%	1.50%	1.58%	1.58%

Expenses, excluding expense reductions and expenses reimbursed	.77	%(c)	1.60%	1.79%	1.92%	1.72%	1.65%

Net investment income	2.00	%(c)	4.14%	3.79%	3.40%	3.14%	3.37%

Supplemental Data:
Net assets, end of period (000)	$30,655		$28,896	$18,793	$15,245	$15,052	$13,953

Portfolio turnover rate	24.57	%(c)	34.04%	49.17%	50.77%	47.86%	42.23%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

CALIFORNIA TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30		9/28/2007(a) to 9/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.17		$ 9.38	$10.57	$10.57

Investment operations:

Net investment income(b)	.24		.46	.45	–	(c)

Net realized and unrealized gain (loss)	(.29)		.80	(1.17)	–	(c)

Total from investment operations	(.05)		1.26	(.72)	–	(c)

Distributions to shareholders from:

Net investment income	(.23)		(.47)	(.47)	–

Net asset value, end of period	$ 9.89		$10.17	$ 9.38	$10.57

Total Return(d)	(.40	)%(e)	14.06%	(7.07)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.37	%(e)	.79%	1.05%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.34	%(e)	.67%	.67%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.37	%(e)	.79%	1.07%	.00	%(e)(f)

Net investment income	2.40	%(e)	4.84%	4.48%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$7,660		$6,578	$285	$10

Portfolio turnover rate	24.57	%(e)	34.04%	49.17%	50.77%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

CONNECTICUT TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.16		$ 9.26	$10.26	$10.51	$10.56	$10.61

Investment operations:

Net investment income(a)	.21		.42	.42	.44	.45	.44

Net realized and unrealized gain (loss)	(.15)		.89	(.99)	(.24)	(.04)	(.05)

Total from investment operations	.06		1.31	(.57)	.20	.41	.39

Distributions to shareholders from:

Net investment income	(.20)		(.41)	(.43)	(.45)	(.46)	(.44)

Net asset value, end of period	$10.02		$10.16	$ 9.26	$10.26	$10.51	$10.56

Total Return(b)	.67	%(c)	14.60%	(5.77)%	1.93%	3.96%	3.74%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.43	%(c)	.89%	.78%	.91%	.76%	.92%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.40	%(c)	.79%	.64%	.59%	.52%	.79%

Expenses, excluding expense reductions and expenses reimbursed	.43	%(c)	.90%	.94%	1.20%	1.20%	1.09%

Net investment income	2.07	%(c)	4.46%	4.22%	4.20%	4.34%	4.11%

Supplemental Data:
Net assets, end of period (000)	$111,893		$117,583	$128,252	$136,324	$96,530	$91,078

Portfolio turnover rate	10.12	%(c)	9.44%	34.10%	9.97%	31.96%	9.72%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

CONNECTICUT TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30		9/28/2007(a) to 9/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.14		$ 9.24	$10.26	$10.26

Investment operations:

Net investment income(b)	.21		.42	.44	–	(c)

Net realized and unrealized gain (loss)	(.14)		.90	(1.02)	–	(c)

Total from investment operations	.07		1.32	(.58)	–	(c)

Distributions to shareholders from:

Net investment income	(.21)		(.42)	(.44)	–

Net asset value, end of period	$10.00		$10.14	$ 9.24	$10.26

Total Return(d)	.72	%(e)	14.65%	(5.77)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.38	%(e)	.80%	.62%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.35	%(e)	.71%	.49%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.38	%(e)	.80%	.83%	.00	%(e)(f)

Net investment income	2.12	%(e)	4.37%	4.43%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$7,936		$5,653	$337	$10

Portfolio turnover rate	10.12	%(e)	9.44%	34.10%	9.97%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

HAWAII TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$4.92		$4.53	$4.92	$5.01	$5.04	$5.08

Investment operations:

Net investment income(a)	.10		.19	.20	.20	.20	.20

Net realized and unrealized gain (loss)	(.04)		.39	(.39)	(.09)	(.02)	(.04)

Total from investment operations	.06		.58	(.19)	.11	.18	.16

Distributions to shareholders from:

Net investment income	(.10)		(.19)	(.20)	(.20)	(.21)	(.20)

Net asset value, end of period	$4.88		$4.92	$4.53	$4.92	$5.01	$5.04

Total Return(b)	1.15	%(c)	13.15%	(3.99)%	2.31%	3.60%	3.28%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.42	%(c)	.90%	.83%	.95%	.90%	1.05%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.40	%(c)	.79%	.66%	.65%	.71%	.95%

Expenses, excluding expense reductions and expenses reimbursed	.42	%(c)	.91%	.97%	1.19%	1.14%	1.05%

Net investment income	1.97	%(c)	4.08%	4.03%	4.02%	4.01%	3.98%

Supplemental Data:
Net assets, end of period (000)	$124,645		$127,322	$115,157	$103,989	$91,357	$78,217

Portfolio turnover rate	11.63	%(c)	17.45%	20.85%	10.01%	38.26%	18.22%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

HAWAII TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30		9/28/2007(a) to 9/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.92		$4.53	$4.92	$4.92

Investment operations:

Net investment income(b)	.10		.19	.20	–	(c)

Net realized and unrealized gain (loss)	(.04)		.39	(.38)	–	(c)

Total from investment operations	.06		.58	(.18)	–	(c)

Distributions to shareholders from:

Net investment income	(.10)		(.19)	(.21)	–

Net asset value, end of period	$4.88		$4.92	$4.53	$4.92

Total Return(d)	1.20	%(e)	13.28%	(3.89)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.37	%(e)	.81%	.66%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.34	%(e)	.70%	.50%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.37	%(e)	.81%	.80%	.00	%(e)(f)

Net investment income	2.01	%(e)	4.05%	4.06%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$3,968		$3,039	$10	$10

Portfolio turnover rate	11.63	%(e)	17.45%	20.85%	10.01%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

MISSOURI TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008		2007		2006		2005
Per Share Operating Performance
Net asset value, beginning of period	$5.08		$4.66	$5.20		$5.33		$5.35		$5.34

Investment operations:

Net investment income(a)	.11		.21	.21		.21		.22		.22

Net realized and unrealized gain (loss)	(.06)		.42	(.53)		(.12)		(.02)		–	(b)

Total from investment operations	.05		.63	(.32)		.09		.20		.22

Distributions to shareholders from:

Net investment income	(.11)		(.21)	(.22)		(.22)		(.21)		(.21)

Net realized gain	–		–	–		–		(.01)		–

Total distributions	(.11)		(.21)	(.22)		(.22)		(.22)		(.21)

Net asset value, end of period	$5.02		$5.08	$4.66		$5.20		$5.33		$5.35

Total Return(c)	.94	%(d)	13.93%	(6.45)%		1.64%		3.92%		4.26%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.41	%(d)	.81%	.88%		1.12%		.78%		.81%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.40	%(d)(e)	.80%	.76	%(e)	.77	%(e)	.57	%(e)	.67	%(e)

Expenses, excluding expense reductions and expenses reimbursed	.41	%(d)	.81%	.93%		1.24%		1.16%		1.09%

Net investment income	2.13	%(d)	4.40%	4.17%		4.06%		4.14%		4.02%

Supplemental Data:
Net assets, end of period (000)	$174,884		$171,963	$149,609		$158,977		$159,530		$161,624

Portfolio turnover rate	11.79	%(d)	15.78%	28.12%		21.48%		27.30%		25.49%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

MISSOURI TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30			9/28/2007(a) to 9/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$5.08		$4.66	$5.20		$5.20

Investment operations:

Net investment income(b)	.11		.21	.22		–	(c)

Net realized and unrealized gain (loss)	(.06)		.42	(.54)		–	(c)

Total from investment operations	.05		.63	(.32)		–	(c)

Distributions to shareholders from:

Net investment income	(.11)		(.21)	(.22)		–

Net asset value, end of period	$5.02		$5.08	$4.66		$5.20

Total Return(d)	.99	%(e)	14.05%	(6.36)%		.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.36	%(e)	.70%	.75%		.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.35	%(e)(g)	.70%	.63	%(g)	.00	%(e)(f)(g)

Expenses, excluding expense reductions and expenses reimbursed	.36	%(e)	.70%	.81%		.00	%(e)(f)

Net investment income	2.20	%(e)	4.39%	4.34%		.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$1,868		$586	$75		$10

Portfolio turnover rate	11.79	%(e)	15.78%	28.12%		21.48%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

NEW JERSEY TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008		2007		2006		2005
Per Share Operating Performance
Net asset value, beginning of period	$4.78		$4.43	$5.00		$5.17		$5.20		$5.18

Investment operations:

Net investment income(a)	.11		.21	.21		.21		.21		.21

Net realized and unrealized gain (loss)	(.09)		.35	(.56)		(.17)		(.03)		.02

Total from investment operations	.02		.56	(.35)		.04		.18		.23

Distributions to shareholders from:

Net investment income	(.10)		(.21)	(.22)		(.21)		(.21)		(.21)

Net asset value, end of period	$4.70		$4.78	$4.43		$5.00		$5.17		$5.20

Total Return(b)	.57	%(c)	13.13%	(7.36)%		.78%		3.51%		4.42%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.40	%(c)	.81%	.90%		1.14%		1.10%		1.10%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.40	%(c)(d)	.81%	.82	%(d)	.81	%(d)	.86	%(d)	.95	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.40	%(c)	.81%	.90%		1.21%		1.22%		1.10%

Net investment income	2.26	%(c)	4.78%	4.34%		4.11%		4.03%		4.02%

Supplemental Data:
Net assets, end of period (000)	$123,774		$128,778	$114,704		$129,106		$130,742		$137,319

Portfolio turnover rate	20.43	%(c)	20.68%	32.16%		37.64%		28.99%		28.46%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

NEW JERSEY TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30			9/28/2007(a) to 9/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.78		$4.43	$5.00		$5.00

Investment operations:

Net investment income(b)	.11		.21	.21		–	(c)

Net realized and unrealized gain (loss)	(.07)		.35	(.56)		–	(c)

Total from investment operations	.04		.56	(.35)		–	(c)

Distributions to shareholders from:

Net investment income	(.11)		(.21)	(.22)		–

Net asset value, end of period	$4.71		$4.78	$4.43		$5.00

Total Return(d)	.83	%(e)	13.26%	(7.27)%		.00%

Ratios to Average Net Assets:

Expenses excluding expense reductions and including expenses reimbursed	.36	%(e)	.70%	.74%		.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.35	%(e)(g)	.70%	.66	%(g)	.00	%(e)(f)(g)

Expenses, excluding expense reductions and expenses reimbursed	.36	%(e)	.70%	.77%		.00	%(e)(f)

Net investment income	2.33	%(e)	4.73%	4.41%		.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$1,604		$969	$48		$10

Portfolio turnover rate	20.43	%(e)	20.68%	32.16%		37.64%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

NEW YORK TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.78		$ 9.71	$10.96	$11.27	$11.32	$11.41

Investment operations:

Net investment income(a)	.24		.48	.46	.47	.48	.48

Net realized and unrealized gain (loss)	(.12)		1.06	(1.24)	(.31)	(.05)	(.09)

Total from investment operations	.12		1.54	(.78)	.16	.43	.39

Distributions to shareholders from:

Net investment income	(.24)		(.47)	(.47)	(.47)	(.48)	(.48)

Net asset value, end of period	$10.66		$10.78	$ 9.71	$10.96	$11.27	$11.32

Total Return(b)	1.16	%(c)	16.49%	(7.37)%	1.47%	3.92%	3.43%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.42	%(c)	.87%	.99%	1.01%	.80%	.86%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.39	%(c)	.78%	.78%	.70%	.62%	.76%

Expenses, excluding expense reductions and expenses reimbursed	.42	%(c)	.87%	1.00%	1.16%	1.11%	1.04%

Net investment income	2.29	%(c)	4.90%	4.36%	4.20%	4.27%	4.16%

Supplemental Data:
Net assets, end of period (000)	$224,492		$231,452	$221,057	$243,416	$233,101	$229,598

Portfolio turnover rate	14.28	%(c)	22.34%	44.67%	25.38%	69.19%	57.03%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

NEW YORK TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.76		$ 9.70	$10.96	$11.27	$11.32	$11.40

Investment operations:

Net investment income(a)	.21		.41	.40	.39	.40	.40

Net realized and unrealized gain (loss)	(.13)		1.06	(1.25)	(.30)	(.04)	(.08)

Total from investment operations	.08		1.47	(.85)	.09	.36	.32

Distributions to shareholders from:

Net investment income	(.20)		(.41)	(.41)	(.40)	(.41)	(.40)

Net asset value, end of period	$10.64		$10.76	$ 9.70	$10.96	$11.27	$11.32

Total Return(b)	.82	%(c)	15.69%	(8.02)%	.84%	3.25%	2.87%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.76	%(c)	1.55%	1.63%	1.67%	1.46%	1.51%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.73	%(c)	1.46%	1.41%	1.36%	1.28%	1.41%

Expenses, excluding expense reductions and expenses reimbursed	.76	%(c)	1.55%	1.63%	1.81%	1.77%	1.69%

Net investment income	1.94	%(c)	4.21%	3.72%	3.53%	3.61%	3.51%

Supplemental Data:
Net assets, end of period (000)	$38,906		$37,554	$31,262	$25,423	$16,622	$14,502

Portfolio turnover rate	14.28	%(c)	22.34%	44.67%	25.38%	69.19%	57.03%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30		9/28/2007(a) to 9/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.78		$ 9.72	$10.96	$10.96

Investment operations:

Net investment income(b)	.25		.48	.48	–	(c)

Net realized and unrealized gain (loss)	(.13)		1.06	(1.24)	–	(c)

Total from investment operations	.12		1.54	(.76)	–	(c)

Distributions to shareholders from:

Net investment income	(.24)		(.48)	(.48)	–

Net asset value, end of period	$10.66		$10.78	$ 9.72	$10.96

Total Return(d)	1.21	%(e)	16.51%	(7.18)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.37	%(e)	.77%	.82%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.34	%(e)	.68%	.61%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.37	%(e)	.77%	.83%	.00	%(e)(f)

Net investment income	2.35	%(e)	4.81%	4.43%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$6,077		$3,143	$9	$10

Portfolio turnover rate	14.28	%(e)	22.34%	44.67%	25.38%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

INTERMEDIATE TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.28		$ 9.42	$9.75	$9.81	$9.80	$9.95

Investment operations:

Net investment income(a)	.19		.38	.37	.36	.32	.30

Net realized and unrealized gain (loss)	(.11)		.86	(.32)	(.06)	.03	(.17)

Total from investment operations	.08		1.24	.05	.30	.35	.13

Distributions to shareholders from:

Net investment income	(.19)		(.38)	(.38)	(.36)	(.34)	(.28)

Net asset value, end of period	$10.17		$10.28	$9.42	$9.75	$9.81	$9.80

Total Return(b)	.79	%(c)	13.50%	.43%	3.11%	3.67%	1.36%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(c)	.44%	.27%	.27%	.27%	.27%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.31	%(c)	.44%	.24%	.25%	.25%	.25%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.35	%(c)	.72%	.79%	1.37%	1.66%	1.42%

Net investment income	1.88	%(c)	3.89%	3.80%	3.68%	3.34%	3.01%

Supplemental Data:
Net assets, end of period (000)	$956,246		$798,344	$338,400	$17,046	$7,234	$7,941

Portfolio turnover rate	25.53	%(c)	15.70%	29.73%	30.70%	100.82%	42.10%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class B Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.27		$ 9.41	$9.74	$9.80	$9.79	$9.94

Investment operations:

Net investment income(a)	.15		.30	.31	.29	.26	.21

Net realized and unrealized gain (loss)	(.11)		.87	(.33)	(.06)	.02	(.16)

Total from investment operations	.04		1.17	(.02)	.23	.28	.05

Distributions to shareholders from:

Net investment income	(.15)		(.31)	(.31)	(.29)	(.27)	(.20)

Net asset value, end of period	$10.16		$10.27	$9.41	$9.74	$9.80	$9.79

Total Return(b)	.39	%(c)	12.65%	(.29)%	2.35%	2.92%	.55%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.71	%(c)	1.24%	1.02%	1.02%	1.02%	1.02%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.71	%(c)	1.23%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(c)	1.52%	1.67%	2.12%	2.32%	2.11%

Net investment income	1.49	%(c)	3.10%	3.15%	2.95%	2.67%	2.15%

Supplemental Data:
Net assets, end of period (000)	$7,643		$6,315	$1,966	$802	$848	$775

Portfolio turnover rate	25.53	%(c)	15.70%	29.73%	30.70%	100.82%	42.10%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.27		$ 9.41	$9.74	$9.80	$9.79	$9.94

Investment operations:

Net investment income(a)	.15		.31	.30	.29	.25	.23

Net realized and unrealized gain (loss)	(.12)		.87	(.32)	(.06)	.03	(.17)

Total from investment operations	.03		1.18	(.02)	.23	.28	.06

Distributions to shareholders from:

Net investment income	(.15)		(.32)	(.31)	(.29)	(.27)	(.21)

Net asset value, end of period	$10.15		$10.27	$9.41	$9.74	$9.80	$9.79

Total Return(b)	.33	%(c)	12.76%	(.31)%	2.35%	2.90%	.61%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.68	%(c)	1.10%	1.02%	1.02%	1.02%	1.02%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.68	%(c)	1.09%	.98%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.73	%(c)	1.47%	1.45%	2.02%	2.31%	2.06%

Net investment income	1.52	%(c)	3.22%	3.11%	2.95%	2.59%	2.28%

Supplemental Data:
Net assets, end of period (000)	$256,492		$180,270	$44,402	$4,249	$2,784	$3,775

Portfolio turnover rate	25.53	%(c)	15.70%	29.73%	30.70%	100.82%	42.10%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30		9/28/2007(a) to 9/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.28		$ 9.42	$9.75	$9.75

Investment operations:

Net investment income(b)	.20		.38	.39	–	(c)

Net realized and unrealized gain (loss)	(.13)		.87	(.33)	–	(c)

Total from investment operations	.07		1.25	.06	–	(c)

Distributions to shareholders from:

Net investment income	(.19)		(.39)	(.39)	–

Net asset value, end of period	$10.16		$10.28	$9.42	$9.75

Total Return(d)	.75	%(e)	13.61%	.57%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.26	%(e)	.40%	.13%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(g)	.26	%(e)	.39%	.10%	.00	%(e)(f)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.30	%(e)	.64%	.67%	.00	%(e)(f)

Net investment income	1.94	%(e)	3.90%	3.97%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$172,082		$103,873	$1,460	$10

Portfolio turnover rate	25.53	%(e)	15.70%	29.73%	30.70%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERMEDIATE TAX FREE FUND

	Class P Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.28		$ 9.42	$9.75	$9.81	$9.80	$9.95

Investment operations:

Net investment income(a)	.18		.36	.36	.34	.31	.28

Net realized and unrealized gain (loss)	(.11)		.86	(.33)	(.06)	.02	(.17)

Total from investment operations	.07		1.22	.03	.28	.33	.11

Distributions to shareholders from:

Net investment income	(.18)		(.36)	(.36)	(.34)	(.32)	(.26)

Net asset value, end of period	$10.17		$10.28	$9.42	$9.75	$9.81	$9.80

Total Return(b)	.68	%(c)	13.27%	.29%	2.91%	3.46%	1.16%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(c)	.65%	.46%	.47%	.47%	.47%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.43	%(c)	.64%	.43%	.45%	.45%	.45%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.46	%(c)	.96%	1.13%	1.57%	1.77%	1.50%

Net investment income	1.78	%(c)	3.73%	3.73%	3.49%	3.15%	2.83%

Supplemental Data:
Net assets, end of period (000)	$13		$13	$11	$11	$11	$10

Portfolio turnover rate	25.53	%(c)	15.70%	29.73%	30.70%	100.82%	42.10%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

SHORT DURATION TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2010 (unaudited)		12/12/2008(a) to 9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.60		$15.00

Investment operations:

Net investment income(b)	.14		.33

Net realized and unrealized gain	–	(c)	.68

Total from investment operations	.14		1.01

Distributions to shareholders from:

Net investment income	(.14)		(.41)

Net asset value, end of period	$15.60		$15.60

Total Return(d)	.90	%(e)	6.82	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.26	%(e)	.44	%(f)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.26	%(e)	.44	%(f)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.34	%(e)	.75	%(f)

Net investment income	.87	%(e)	2.68	%(f)

Supplemental Data:
Net assets, end of period (000)	$1,157,586		$609,072

Portfolio turnover rate	57.76	%(e)	64.00%
(a)	Commencement of investment operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2010 (unaudited)		12/12/2008(a) to 9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.60		$15.00

Investment operations:

Net investment income(b)	.08		.23

Net realized and unrealized gain	–	(c)	.68

Total from investment operations	.08		.91

Distributions to shareholders from:

Net investment income	(.08)		(.31)

Net asset value, end of period	$15.60		$15.60

Total Return(d)	0.50	%(e)	6.10	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.66	%(e)	1.23	%(f)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.66	%(e)	1.23	%(f)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(e)	1.51	%(f)

Net investment income	.48	%(e)	1.88	%(f)

Supplemental Data:
Net assets, end of period (000)	$215,266		$128,116

Portfolio turnover rate	57.76	%(e)	64.00%
(a)	Commencement of investment operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2010 (unaudited)		12/12/2008(a) to 9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.60		$15.00

Investment operations:

Net investment income(b)	.14		.36

Net realized and unrealized gain	.01		.66

Total from investment operations	.15		1.02

Distributions to shareholders from:

Net investment income	(.15)		(.42)

Net asset value, end of period	$15.60		$15.60

Total Return(c)	.95	%(d)	6.90	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.21	%(d)	.34	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.21	%(d)	.34	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.30	%(d)	.64	%(e)

Net investment income	.92	%(d)	2.88	%(e)

Supplemental Data:
Net assets, end of period (000)	$226,229		$100,723

Portfolio turnover rate	57.76	%(d)	64.00%
(a)	Commencement of investment operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION TAX FREE FUND

	Class I Shares
	Six Months Ended 3/31/2010 (unaudited)		12/12/2008(a) to 9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.60		$15.00

Investment operations:

Net investment income(b)	.15		.34

Net realized and unrealized gain	–	(c)	.70

Total from investment operations	.15		1.04

Distributions to shareholders from:

Net investment income	(.15)		(.44)

Net asset value, end of period	$15.60		$15.60

Total Return(d)	.99	%(e)	7.04	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.16	%(e)	.25	%(f)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.16	%(e)	.25	%(f)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.24	%(e)	.57	%(f)

Net investment income	.99	%(e)	2.71	%(f)

Supplemental Data:
Net assets, end of period (000)	$1,074		$3,407

Portfolio turnover rate	57.76	%(e)	64.00%
(a)	Commencement of investment operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares first became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights

GEORGIA TAX FREE TRUST

	Class A Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$5.46		$4.93	$5.51	$5.64	$5.66	$5.65

Investment operations:

Net investment income(a)	.12		.23	.23	.23	.22	.23

Net realized and unrealized gain (loss)	(.07)		.53	(.58)	(.13)	(.01)	.01

Total from investment operations	.05		.76	(.35)	.10	.21	.24

Distributions to shareholders from:

Net investment income	(.11)		(.23)	(.23)	(.23)	(.23)	(.23)

Net asset value, end of period	$5.40		$5.46	$4.93	$5.51	$5.64	$5.66

Total Return(b)	1.02	%(c)	15.91%	(6.62)%	1.76%	3.77%	4.24%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.43	%(c)	.95%	.88%	.88%	.63%	.72%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.40	%(c)	.82%	.69%	.60%	.44%	.61%

Expenses, excluding expense reductions and expenses reimbursed	.43	%(c)	.95%	1.00%	1.13%	1.08%	.72%

Net investment income	2.14	%(c)	4.59%	4.19%	4.04%	3.99%	3.98%

Supplemental Data:
Net assets, end of period (000)	$130,478		$124,746	$124,126	$133,599	$118,819	$103,887

Portfolio turnover rate	6.47	%(c)	18.16%	37.84%	13.29%	36.93%	24.38%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

GEORGIA TAX FREE TRUST

	Class F Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30		9/28/2007(a) to 9/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$5.48		$4.93	$5.51	$5.51

Investment operations:

Net investment income(b)	.12		.23	.23	–	(c)

Net realized and unrealized gain (loss)	(.06)		.55	(.58)	–	(c)

Total from investment operations	.06		.78	(.35)	–	(c)

Distributions to shareholders from:

Net investment income	(.12)		(.23)	(.23)	–

Net asset value, end of period	$5.42		$5.48	$4.93	$5.51

Total Return(d)	1.07	%(e)	16.47%	(6.53)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.38	%(e)	.85%	.81%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.35	%(e)	.72%	.63%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.38	%(e)	.85%	.89%	.00	%(e)(f)

Net investment income	2.19	%(e)	4.52%	4.39%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$7,400		$5,342	$163	$10

Portfolio turnover rate	6.47	%(e)	18.16%	37.84%	13.29%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights

HIGH YIELD MUNICIPAL BOND FUND

	Class A Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30					12/1/2004(a) to 9/30/2005
			2009		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.49		$11.89		$15.03	$15.81	$15.41	$15.00

Investment operations:

Net investment income(b)								.03

Net realized and unrealized gain								.17

Total from investment operations								.20

Distributions to shareholders from:

Net investment income								(.03)

Net asset value on SEC Effective Date, December 30, 2004								$15.17

Investment operations:

Net investment income(b)	.33		.72		.75	.75	.82	.56

Net realized and unrealized gain (loss)	(.04)		(.37	)(c)	(3.13)	(.77)	.37	.31

Total from investment operations	.29		.35		(2.38)	(.02)	1.19	.87

Distributions to shareholders from:

Net investment income	(.32)		(.75)		(.76)	(.76)	(.79)	(.63)

Net asset value, end of period	$11.46		$11.49		$11.89	$15.03	$15.81	$15.41

Total Return(d)								1.36	%(e)(f)

Total Return(d)	2.67	%(e)	4.14%		(16.33)%	(.23)%	7.97%	5.79	%(e)(g)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.45	%(e)	1.03%		1.27%	1.31%	.49%	.15	%(e)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(h)	.40	%(e)	.84%		.79%	.67%	.16%	.00	%(e)(i)

Expenses, excluding expense reductions and expenses reimbursed	.45	%(e)	1.03%		1.30%	1.52%	1.34%	1.00	%(j)

Net investment income	2.95	%(e)	7.13%		5.50%	4.75%	5.28%	4.80	%(j)

Supplemental Data:
Net assets, end of period (000)	$1,086,534		$976,708		$695,723	$959,170	$731,726	$312,948

Portfolio turnover rate	22.68	%(e)	32.88%		47.95%	24.92%	62.27%	70.93%
(a)	Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 12/1/2004 through 12/30/2004.
(g)	Total return for the period 12/30/2004 through 9/30/2005.
(h)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(i)	Amount is less than .01%.
(j)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class B Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30					12/1/2004(a) to 9/30/2005
			2009		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.51		$11.91		$15.03	$15.81	$15.41	$15.00

Investment operations:

Net investment income(b)								.02

Net realized and unrealized gain								.17

Total from investment operations								.19

Distributions to shareholders from:

Net investment income								(.02)

Net asset value on SEC Effective Date, December 30, 2004								$15.17

Investment operations:

Net investment income(b)	.29		.66		.70	.68	.77	.58

Net realized and unrealized gain (loss)	(.05)		(.39	)(c)	(3.14)	(.78)	.37	.29

Total from investment operations	.24		.27		(2.44)	(.10)	1.14	.87

Distributions to shareholders from:

Net investment income	(.28)		(.67)		(.68)	(.68)	(.74)	(.63)

Net asset value, end of period	$11.47		$11.51		$11.91	$15.03	$15.81	$15.41

Total Return(d)								1.29	%(e)(f)

Total Return(d)	2.20	%(e)	3.46%		(16.70)%	(.74)%	7.62%	5.80	%(e)(g)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.84	%(e)	1.78%		1.74%	1.77%	.80%	.22	%(e)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(h)	.78	%(e)	1.60%		1.26%	1.13%	.47%	.07	%(e)

Expenses, excluding expense reductions and expenses reimbursed	.84	%(e)	1.81%		2.07%	2.24%	1.96%	1.85	%(i)

Net investment income	2.58	%(e)	6.52%		5.10%	4.29%	4.99%	4.74	%(i)

Supplemental Data:
Net assets, end of period (000)	$10		$10		$10	$11	$11	$10

Portfolio turnover rate	22.68	%(e)	32.88%		47.95%	24.92%	62.27%	70.93%
(a)	Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 12/1/2004 through 12/30/2004.
(g)	Total return for the period 12/30/2004 through 9/30/2005.
(h)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(i)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class C Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30					12/1/2004(a) to 9/30/2005
			2009		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.50		$11.89		$15.03	$15.81	$15.41	$15.00

Investment operations:

Net investment income(b)								.02

Net realized and unrealized gain								.17

Total from investment operations								.19

Distributions to shareholders from:

Net investment income								(.02)

Net asset value on SEC Effective Date, December 30, 2004								$15.17

Investment operations:

Net investment income(b)	.29		.66		.68	.67	.76	.56

Net realized and unrealized gain (loss)	(.05)		(.37	)(c)	(3.14)	(.77)	.38	.31

Total from investment operations	.24		.29		(2.46)	(.10)	1.14	.87

Distributions to shareholders from:

Net investment income	(.28)		(.68)		(.68)	(.68)	(.74)	(.63)

Net asset value, end of period	$11.46		$11.50		$11.89	$15.03	$15.81	$15.41

Total Return(d)								1.29	%(e)(f)

Total Return(d)	2.21	%(e)	3.57%		(16.77)%	(.74)%	7.62%	5.79	%(e)(g)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.82	%(e)	1.66%		1.78%	1.81%	.88%	.15	%(e)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(h)	.76	%(e)	1.48%		1.30%	1.17%	.54%	.00	%(e)(i)

Expenses, excluding expense reductions and expenses reimbursed	.82	%(e)	1.67%		1.93%	2.17%	1.98%	1.78	%(j)

Net investment income	2.58	%(e)	6.55%		5.00%	4.25%	4.98%	4.79	%(j)

Supplemental Data:
Net assets, end of period (000)	$520,592		$455,042		$392,360	$538,419	$349,911	$125,319

Portfolio turnover rate	22.68	%(e)	32.88%		47.95%	24.92%	62.27%	70.93%
(a)	Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 12/1/2004 through 12/30/2004.
(g)	Total return for the period 12/30/2004 through 9/30/2005.
(h)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(i)	Amount is less than .01%.
(j)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class F Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30			9/28/2007(a) to 9/30/2007
			2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$11.50		$11.90		$15.03	$15.03

Investment operations:

Net investment income(b)	.34		.70		.76	–	(c)

Net realized and unrealized gain (loss)	(.05)		(.34	)(d)	(3.13)	–	(c)

Total from investment operations	.29		.36		(2.37)	–	(c)

Distributions to shareholders from:

Net investment income	(.33)		(.76)		(.76)	–

Net asset value, end of period	$11.46		$11.50		$11.90	$15.03

Total Return(e)	2.63	%(f)	4.25%		(16.19)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.40	%(f)	.91%		1.20%	.00	%(f)(g)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(h)	.35	%(f)	.73%		.72%	.00	%(f)(g)

Expenses, excluding expense reductions and expenses reimbursed	.40	%(f)	.91%		1.20%	.00	%(f)(g)

Net investment income	3.00	%(f)	6.83%		5.90%	.00	%(f)(g)

Supplemental Data:
Net assets, end of period (000)	$169,560		$112,500		$4,513	$10

Portfolio turnover rate	22.68	%(f)	32.88%		47.95%	24.92%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Amount is less than .01%.
(h)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD MUNICIPAL BOND FUND

	Class P Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30					12/1/2004(a) to 9/30/2005
			2009		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.50		$11.90		$15.04	$15.82	$15.42	$15.00

Investment operations:

Net investment income(b)								.03

Net realized and unrealized gain								.17

Total from investment operations								.20

Distributions to shareholders from:

Net investment income								(.03)

Net asset value on SEC Effective Date, December 30, 2004								$15.17

Investment operations:

Net investment income(b)	.32		.71		.74	.75	.83	.58

Net realized and unrealized gain (loss)	(.04)		(.39	)(c)	(3.13)	(.77)	.36	.30

Total from investment operations	.28		.32		(2.39)	(.02)	1.19	.88

Distributions to shareholders from:

Net investment income	(.31)		(.72)		(.75)	(.76)	(.79)	(.63)

Net asset value, end of period	$11.47		$11.50		$11.90	$15.04	$15.82	$15.42

Total Return(d)								1.34	%(e)(f)

Total Return(d)	2.58	%(e)	3.87%		(16.34)%	(.25)%	7.94%	5.86	%(e)(g)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.56	%(e)	1.26%		1.35%	1.32%	.47%	.18	%(e)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(h)	.51	%(e)	1.08%		.87%	.66%	.13%	.03	%(e)

Expenses, excluding expense reductions and expenses reimbursed	.56	%(e)	1.26%		1.51%	1.73%	1.45%	1.34	%(i)

Net investment income	2.87	%(e)	7.04%		5.46%	4.77%	5.41%	4.80	%(i)

Supplemental Data:
Net assets, end of period (000)	$10		$10		$10	$12	$12	$11

Portfolio turnover rate	22.68	%(e)	32.88%		47.95%	24.92%	62.27%	70.93%
(a)	Commencement of investment operations was 12/1/2004, SEC effective date was 12/30/2004 and date shares first became available to the public was 1/3/2005.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 12/1/2004 through 12/30/2004.
(g)	Total return for the period 12/30/2004 through 9/30/2005.
(h)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(i)	Annualized.

See Notes to Financial Statements.

Financial Highlights

PENNSYLVANIA TAX FREE TRUST

	Class A Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$5.01		$4.62	$5.13	$5.24	$5.30	$5.28

Investment operations:

Net investment income(a)	.11		.22	.22	.22	.22	.22

Net realized and unrealized gain (loss)	(.03)		.39	(.51)	(.11)	(.06)	.02

Total from investment operations	.08		.61	(.29)	.11	.16	.24

Distributions to shareholders from:

Net investment income	(.11)		(.22)	(.22)	(.22)	(.22)	(.22)

Net asset value, end of period	$4.98		$5.01	$4.62	$5.13	$5.24	$5.30

Total Return(b)	1.61	%(c)	13.69%	(5.90)%	2.10%	3.10%	4.57%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.42	%(c)	.91%	1.02%	1.11%	.86%	.96%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.41	%(c)	.84%	.84%	.77%	.67%	.88%

Expenses, excluding expense reductions and expenses reimbursed	.42	%(c)	.91%	1.02%	1.24%	1.12%	1.00%

Net investment income	2.21	%(c)	4.72%	4.35%	4.23%	4.19%	4.06%

Supplemental Data:
Net assets, end of period (000)	$96,035		$94,782	$86,908	$94,138	$93,770	$97,069

Portfolio turnover rate	19.92	%(c)	19.15%	44.84%	32.18%	42.20%	20.59%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Financial Highlights (concluded)

PENNSYLVANIA TAX FREE TRUST

	Class F Shares
	Six Months Ended 3/31/2010 (unaudited)		Year Ended 9/30		9/28/2007(a) to 9/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$5.01		$4.62	$5.13	$5.13

Investment operations:

Net investment income(b)	.11		.22	.23	–	(c)

Net realized and unrealized gain (loss)	(.04)		.40	(.52)	–	(c)

Total from investment operations	.07		.62	(.29)	–	(c)

Distributions to shareholders from:

Net investment income	(.11)		(.23)	(.22)	–

Net asset value, end of period	$4.97		$5.01	$4.62	$5.13

Total Return(d)	1.46	%(e)	13.83%	(5.81)%	.00%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.37	%(e)	.80%	.80%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.36	%(e)	.73%	.61%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.37	%(e)	.80%	.83%	.00	%(e)(f)

Net investment income	2.27	%(e)	4.67%	4.57%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$1,549		$384	$9	$10

Portfolio turnover rate	19.92	%(e)	19.15%	44.84%	32.18%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) and Lord Abbett Municipal Income Trust (the “Trust”) are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. The Company was organized as a Maryland corporation on December 27, 1983. The Trust was organized as a Massachusetts business trust on September 11, 1991 and was reorganized as a Delaware statutory trust on July 22, 2002.

The Company consists of the following seven portfolios (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes
Lord Abbett National Tax-Free Income Fund (“National”)	A,B,C,F,I and P
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F and P
Lord Abbett Connecticut Tax-Free Income Fund (“Connecticut”)	A,F and P
Lord Abbett Hawaii Tax-Free Income Fund (“Hawaii”)	A,F and P
Lord Abbett Missouri Tax-Free Income Fund (“Missouri”)	A,F and P
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F and P
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F and P

The Trust consists of the following five portfolios (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes
Lord Abbett Intermediate Tax-Free Fund (“Intermediate”)	A,B,C,F and P
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,B,C,F and I
Georgia Series (“Georgia”)	A,F and P
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,B,C,F,I and P
Pennsylvania Series (“Pennsylvania”)	A,F and P

Each Fund is non-diversified as defined in the Act, except for National, Intermediate and Short Duration. As of the date of this report, Short Duration has not issued Class B shares and is the only Fund to have issued Class I shares, National and High Yield have been authorized to issue but have not issued Class I shares and only Intermediate and High Yield have issued Class P shares. The Funds’ Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in each Fund’s prospectus. Effective March 31, 2010, each of the Funds of the Company and Trust no longer offers Class B shares.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for National, Intermediate, Short Duration and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain

Notes to Financial Statements (unaudited)(continued)

exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors/Trustees. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended September 30, 2007 through September 30, 2009. The statutes of limitations on the Company’s and Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses-Expenses incurred by the Company and Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Company and Trust on a pro

Notes to Financial Statements (unaudited)(continued)

rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F and P shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts-Each Fund may purchase and sell futures contracts as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end. As of March 31, 2010, each Fund, except Short Duration, had open futures contracts.

(g)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of March 31, 2010, as well as the average trust certificates outstanding for the six months then ended:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
National	$126,905,000	.28% - .47%	$262,500,253	$113,143,333
California	14,475,000	.27% - .30%	29,825,209	13,396,667
Connecticut	11,505,000	.29% - .39%	23,730,761	7,221,667
Hawaii	8,435,000	.31% - .59%	17,281,598	6,145,000
Missouri	10,035,000.31%		20,269,284	5,178,333
New Jersey	5,310,000.28%		10,725,453	1,770,000
New York	27,070,000	.28% - .30%	57,591,898	23,736,667
Intermediate	9,820,000	.28% - .33%	20,652,297	7,096,667
Short Duration	7,000,000.28%		13,917,120	2,333,333
Georgia	10,000,000.29%		21,238,250	10,000,000
High Yield	214,607,226	.27% - .47%	439,991,927	201,983,893
Pennsylvania	2,610,000.31%		5,254,609	870,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(i)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable

Notes to Financial Statements (unaudited)(continued)

inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	National				California
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,255,992,778	$–	$1,255,992,778	$–	$212,863,742	$–	$212,863,742
Money Market Mutual Funds	4,606	–	–	4,606	26	–	–	26
Total	$4,606	$1,255,992,778	$–	$1,255,997,384	$26	$212,863,742	$–	$212,863,768

Other Financial Instruments
Futures Contracts
Assets	$645,290	$–	$–	$645,290	$100,210	$–	$–	$100,210
Liabilities	–	–	–	–	–	–	–	–
Total	$645,290	$–	$–	$645,290	$100,210	$–	$–	$100,210

	Connecticut				Hawaii
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$128,467,916	$–	$128,467,916	$–	$136,868,223	$–	$136,868,223
Money Market Mutual Fund	6	–	–	6	–	–	–	–
Total	$6	$128,467,916	$–	$128,467,922	$–	$136,868,223	$–	$136,868,223

Other Financial Instruments
Futures Contracts
Assets	$110,449	$–	$–	$110,449	$56,601	$–	$–	$56,601
Liabilities	–	–	–	–	–	–	–	–
Total	$110,449	$–	$–	$110,449	$56,601	$–	$–	$56,601

Notes to Financial Statements (unaudited)(continued)

	Missouri				New Jersey
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$183,406,171	$–	$183,406,171	$–	$131,560,718	$–	$131,560,718
Money Market Mutual Fund	–	–	–	–	5	–	–	5
Total	$–	$183,406,171	$–	$183,406,171	$5	$131,560,718	$–	$131,560,723

Other Financial Instruments
Futures Contracts
Assets	$100,868	$–	$–	$100,868	$80,990	$–	$–	$80,990
Liabilities	–	–	–	–	–	–	–	–
Total	$100,868	$–	$–	$100,868	$80,990	$–	$–	$80,990

	New York				Intermediate
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$293,793,845	$–	$293,793,845	$–	$1,377,974,027	$–	$1,377,974,027
Money Market Mutual Fund	113	–	–	113	115	–	–	115
Variable Rate Demand Note	–	–	–	–	–	2,500,000	–	2,500,000
Total	$113	$293,793,845	$–	$293,793,958	$115	$1,380,474,027	$–	$1,380,474,142

Other Financial Instruments
Futures Contracts
Assets	$225,317	$–	$–	$225,317	$215,418	$–	$–	$215,418
Liabilities	–	–	–	–	–	–	–	–
Total	$225,317	$–	$–	$225,317	$215,418	$–	$–	$215,418

	Short Duration				Georgia
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,585,109,081	$–	$1,585,109,081	$–	$146,898,177	$–	$146,898,177
Money Market Mutual Fund	180	–	–	180	–	–	–	–
Variable Rate Demand Note	–	28,575,000	–	28,575,000	–	–	–	–
Warrant		51,509		51,509
Total	$180	$1,613,735,590	$–	$1,613,735,770	$–	$146,898,177	$–	$146,898,177

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–	$83,930	$–	$–	$83,930
Liabilities	–	–	–	–	–	–	–	–
Total	$–	$–	$–	$–	$83,930	$–	$–	$83,930

Notes to Financial Statements (unaudited)(continued)

	High Yield				Pennsylvania
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,948,606,451	$–	$1,948,606,451	$–	$99,936,855	$–	$99,936,855
Money Market Mutual Funds	2,956	–	–	2,956	91	–	–	91
Total	$2,956	$1,948,606,451	$–	$1,948,609,407	$91	$99,936,855	$–	$99,936,946

Other Financial Instruments
Futures Contracts
Assets	$1,647,595	$–	$–	$1,647,595	$24,389	$–	$–	$24,389
Liabilities	–	–	–	–	–	–	–	–
Total	$1,647,595	$–	$–	$1,647,595	$24,389	$–	$–	$24,389
*	See Schedule of Investments for values in each industry.

(j)	Disclosures about Derivative Instruments and Hedging Activities-Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the six months ended March 31, 2010 (as described in note 2(f)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2010, the Funds had interest rate futures contracts with cumulative unrealized appreciation which are included in the Schedule of Investments. Only the current day’s variation margin is included in the Statement of Assets and Liabilities. The net realized gain/(loss) and change in unrealized appreciation/depreciation on futures contracts are included in the Statement of Operations under the captions Net realized loss on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments and futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and for the six months ended March 31, 2010:

	Unrealized Appreciation as of March 31, 2010	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Average Number of Contracts*
National	$645,290	$321,241	$2,599,466	927
California	100,210	(891)	411,080	152
Connecticut	110,449	(7,101)	461,732	112
Hawaii	56,601	(11,576)	360,732	94
Missouri	100,868	(8,436)	383,627	148
New Jersey	80,990	(33,829)	413,150	124
New York	225,317	(56,796)	791,425	318
Intermediate	215,418	87,226	912,848	326
Georgia	83,930	(55,618)	430,558	127
High Yield	1,647,595	71,880	6,632,256	2,275
Pennsylvania	24,389	(9,459)	122,360	37

*	Calculated based on the number of contracts for the six months ended March 31, 2010.

Notes to Financial Statements (unaudited)(continued)

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company and Trust each have a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rate, for all Funds, other than Intermediate, Short Duration and High Yield:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Intermediate and Short Duration is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

The management fee for High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

For the six months ended March 31, 2010, the effective management fee, before waivers and expenses reimbursed, was the following annualized rate of each Fund’s average daily net assets:

Effective Management Fee
National	0.45%
California	0.45%
Connecticut	0.45%
Hawaii	0.45%
Missouri	0.45%
New Jersey	0.45%
New York	0.45%
Intermediate	0.40%
Short Duration	0.40%
Georgia	0.45%
High Yield	0.48%
Pennsylvania	0.45%

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

Effective February 1, 2010, Lord Abbett voluntarily agreed to waive all or a portion of its management fee for Intermediate and Short Duration and, if necessary, reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees and interest expense, do not exceed an annual rate of .43% and .37%, respectively.

For the period October 1, 2009 through January 31, 2010, Lord Abbett voluntarily agreed to reimburse expenses for Intermediate and contractually agreed to reimburse expenses for Short Duration to the extent necessary so that each class’ total net annual operating expenses (excluding interest expense) did not exceed the following annual rates:

	% of Average Daily Net Assets
Class	Intermediate	Short Duration
A	.63%	.50%
B	1.43%	1.30%
C	1.35%	1.30%
F	.53%	.40%
I	N/A	.30%
P	.88%	N/A

Lord Abbett may discontinue voluntary waivers or reimbursements or change the level of its waivers or reimbursements at any time.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees	Class A	Class B	Class C(1)	Class F	Class P
Service	.15%	.25%	.25%	–	.25%
Distribution	.05%	.75%	.75%	.10%	.20%

(1)

The Rule 12b-1 fee each Fund pays on Class C shares is at a blended rate calculated based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2010:

	Distributor Commissions	Dealers’ Concessions
National	$187,866	$877,789
California	23,998	114,590
Connecticut	13,813	65,038
Hawaii	24,311	115,491
Missouri	49,654	229,898
New Jersey	10,004	46,258
New York	19,667	93,225
Intermediate	131,157	784,977
Short Duration	105,185	608,313
Georgia	37,531	178,919
High Yield	378,211	1,811,183
Pennsylvania	18,610	86,238

Distributor received the following amount of CDSCs for the six months ended March 31, 2010:

	Class A	Class C
National	$1,915	$21,552
California	–	4,800
Hawaii	3,382	–
Missouri	3,174	–
New York	1,578	1,697
Intermediate	147,377	43,521
Short Duration	346,164	104,241
High Yield	201,324	71,069
Pennsylvania	835	–

Two Directors/Trustees and certain of the Company’s and Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended March 31, 2010 and the fiscal year ended September 30, 2009 was as follows:

		National		California
	Six Months Ended 3/31/2010 (unaudited)	Year Ended 9/30/2009	Six Months Ended 3/31/2010 (unaudited)	Year Ended 9/30/2009
Distributions paid from:
Tax-exempt income	$26,686,720	$46,632,458	$4,454,604	$7,987,442
Total distributions paid	$26,686,720	$46,632,458	$4,454,604	$7,987,442

		Connecticut		Hawaii
	Six Months Ended 3/31/2010 (unaudited)	Year Ended 9/30/2009	Six Months Ended 3/31/2010 (unaudited)	Year Ended 9/30/2009
Distributions paid from:
Tax-exempt income	$2,468,367	$5,150,419	$2,518,774	$4,878,114
Total distributions paid	$2,468,367	$5,150,419	$2,518,774	$4,878,114

		Missouri		New Jersey
	Six Months Ended 3/31/2010 (unaudited)	Year Ended 9/30/2009	Six Months Ended 3/31/2010 (unaudited)	Year Ended 9/30/2009
Distributions paid from:
Tax-exempt income	$3,642,421	$6,840,425	$2,834,932	$5,528,952
Total distributions paid	$3,642,421	$6,840,425	$2,834,932	$5,528,952

		New York		Intermediate
	Six Months Ended 3/31/2010 (unaudited)	Year Ended 9/30/2009	Six Months Ended 3/31/2010 (unaudited)	Year Ended 9/30/2009
Distributions paid from:
Tax-exempt income	$5,957,230	$11,522,190	$22,073,868	$26,084,998
Total distributions paid	$5,957,230	$11,522,190	$22,073,868	$26,084,998

		Short Duration		Georgia
	Six Months Ended 3/31/2010 (unaudited)	Period Ended 9/30/2009*	Six Months Ended 3/31/2010 (unaudited)	Year Ended 9/30/2009
Distributions paid from:
Tax-exempt income	$10,670,586	$4,947,163	$2,839,051	$5,412,113
Total distributions paid	$10,670,586	$4,947,163	$2,839,051	$5,412,113
* For the period December 12, 2008 (commencement of investment operations) to September 30, 2009.

		High Yield		Pennsylvania
	Six Months Ended 3/31/2010 (unaudited)	Year Ended 9/30/2009	Six Months Ended 3/31/2010 (unaudited)	Year Ended 9/30/2009
Distributions paid from:
Tax-exempt income	$45,784,752	$68,057,698	$2,082,364	$4,080,972
Net long-term capital gains	–	–	–	6,026
Total distributions paid	$45,784,752	$68,057,698	$2,082,364	$4,086,998

Notes to Financial Statements (unaudited)(continued)

As of September 30, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2010	2011	2012	2013	2014	2015	2016	2017	Total
National	$806,580	$1,807,613	$4,214,676	$112,599	$1,000,976	$1,179,825	$1,176,030	$15,486,010	$25,784,309
California	–	34,990	777,657	–	–	429,137	3,345	1,405,669	2,650,798
Connecticut	–	–	457,625	–	99,211	349,983	215,644	203,652	1,326,115
Hawaii	–	–	1,593,681	–	–	49,609	–	395,254	2,038,544
Missouri	–	–	–	–	–	207,596	–	–	207,596
New Jersey	–	–	1,373,781	–	87,412	–	–	–	1,461,193
New York	–	–	–	–	562,562	–	–	1,280,143	1,842,705
Intermediate	–	–	26,684	63,298	16,132	140,520	25,504	–	272,138
Georgia	–	–	–	–	–	567,621	236,404	–	804,025
High Yield	–	–	–	–	1,759,893	9,152,078	16,838,530	112,613,733	140,364,234

As of March 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
National	$1,118,689,925	$51,450,587	$(41,048,128)	$10,402,459
California	199,978,978	5,918,248	(7,508,458)	(1,590,210)
Connecticut	117,580,206	2,770,453	(3,387,737)	(617,284)
Hawaii	126,040,535	4,380,199	(1,987,511)	2,392,688
Missouri	174,120,463	4,166,277	(4,915,569)	(749,292)
New Jersey	128,850,807	4,638,847	(7,238,931)	(2,600,084)
New York	264,347,687	9,320,337	(6,944,066)	2,376,271
Intermediate	1,324,812,003	49,017,430	(3,175,291)	45,842,139
Short Duration	1,597,137,158	13,815,076	(4,216,464)	9,598,612
Georgia	135,518,341	4,244,994	(2,865,158)	1,379,836
High Yield	1,861,365,134	64,662,468	(192,025,421)	(127,362,953)
Pennsylvania	96,754,919	3,399,441	(2,827,414)	572,027

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of accretion on market discount, tender option bond trusts and other temporary adjustments.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2010 were as follows:

	Purchases	Sales
National	$483,335,745	$351,518,420
California	68,355,840	50,433,772
Connecticut	17,553,622	12,718,299
Hawaii	23,952,617	15,315,382
Missouri	38,373,375	20,719,946
New Jersey	32,307,442	26,028,355
New York	54,231,232	41,377,183
Intermediate	624,903,801	311,146,978
Short Duration	1,517,421,486	715,398,918
Georgia	24,056,360	9,076,568
High Yield	685,326,056	410,662,017
Pennsylvania	27,531,160	18,760,917

Notes to Financial Statements (unaudited)(continued)

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2010.

6.    DIRECTORS’/TRUSTEES’ REMUNERATION

The Company’s and Trust’s officers and the two Directors/Trustees who are associated with Lord Abbett do not receive any compensation from the Company or Trust for serving in such capacities. Outside Directors’/Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors/Trustees under which outside Directors/Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’/Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’/Trustees’ fees on the Statements of Operations and in Directors’/Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company and Trust have entered into arrangements with the Funds’ transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

High Yield, Short Duration and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% of the amount available under the Facility to .15%. This amount is included in Other expenses on the Funds’ Statement of Operations. In connection with the renewal, the Funds paid an upfront commitment fee of .05% on December 4, 2009, which is included in Prepaid expenses and other assets on the Statement of Assets and Liabilities, and is amortized through Other expenses on the Statement of Operations over the annual period. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of March 31, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during for the six months ended March 31, 2010.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s and Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

10.    INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for shorter-term bonds. As a result, each Fund, to the extent it invests in long-term bonds and inverse floaters, is subject to such greater market risk.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, derivatives risk, extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, and taxability risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield invests a significant portion of its assets in such bonds. The National Fund may invest up to 35% and all other Funds may invest up to 20% in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each Fund (except National, Intermediate and Short Duration) is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund other than National, Intermediate, Short Duration and High Yield focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including National, Intermediate, Short Duration and High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). High Yield may invest up to 100% of its net assets in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield, which may invest up to 100% in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific

Notes to Financial Statements (unaudited)(continued)

fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock or shares of beneficial interest were as follows:

National	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,564,054	$110,193,592	23,157,461	$217,590,447
Converted from Class B*	135,011	1,402,140	390,479	3,690,226
Reinvestment of distributions	1,846,315	19,233,742	3,071,956	28,956,674
Shares reacquired	(8,520,275)	(88,675,547)	(19,092,419)	(178,341,158)
Increase	4,025,105	$42,153,927	7,527,477	$71,896,189

Class B Shares
Shares sold	198,743	$2,080,426	647,795	$6,134,869
Reinvestment of distributions	28,512	298,457	49,393	467,821
Shares reacquired	(213,885)	(2,234,973)	(420,660)	(3,989,298)
Converted to Class A*	(134,313)	(1,402,140)	(388,516)	(3,690,226)
Decrease	(120,943)	$(1,258,230)	(111,988)	$(1,076,834)

Class C Shares
Shares sold	2,914,014	$30,402,096	6,932,638	$66,039,404
Reinvestment of distributions	163,383	1,703,715	191,370	1,815,991
Shares reacquired	(1,260,155)	(13,134,010)	(2,785,738)	(25,995,776)
Increase	1,817,242	$18,971,801	4,338,270	$41,859,619

Class F Shares
Shares sold	1,706,855	$17,786,800	3,160,213	$29,811,438
Reinvestment of distributions	24,420	254,318	16,750	160,775
Shares reacquired	(538,667)	(5,602,955)	(702,231)	(6,875,749)
Increase	1,192,608	$12,438,163	2,474,732	$23,096,464

Notes to Financial Statements (unaudited)(continued)

California	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,590,673	$15,795,456	3,566,189	$32,780,250
Reinvestment of distributions	303,318	3,002,837	500,369	4,580,769
Shares reacquired	(1,433,977)	(14,207,360)	(3,726,025)	(33,739,137)
Increase	460,014	$4,590,933	340,533	$3,621,882

Class C Shares
Shares sold	494,254	$4,911,151	1,346,856	$12,507,679
Reinvestment of distributions	45,922	454,983	57,701	530,324
Shares reacquired	(282,962)	(2,801,617)	(565,735)	(5,179,687)
Increase	257,214	$2,564,517	838,822	$7,858,316

Class F Shares
Shares sold	272,275	$2,698,046	702,198	$6,489,295
Reinvestment of distributions	3,316	32,783	1,119	10,347
Shares reacquired	(148,056)	(1,466,231)	(86,785)	(824,439)
Increase	127,535	$1,264,598	616,532	$5,675,203

Connecticut	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	807,697	$8,100,282	1,765,258	$16,399,919
Reinvestment of distributions	174,250	1,745,840	351,724	3,258,512
Shares reacquired	(1,387,426)	(13,893,871)	(4,406,645)	(40,323,314)
Decrease	(405,479)	$(4,047,749)	(2,289,663)	$(20,664,883)

Class F Shares
Shares sold	282,558	$2,825,557	564,725	$5,224,295
Reinvestment of distributions	2,489	24,888	1,835	17,248
Shares reacquired	(48,896)	(489,550)	(45,613)	(434,901)
Increase	236,151	$2,360,895	520,947	$4,806,642

Hawaii	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,034,093	$9,903,419	4,500,010	$20,599,105
Reinvestment of distributions	398,745	1,942,535	712,175	3,260,523
Shares reacquired	(2,748,377)	(13,384,185)	(4,764,703)	(21,747,211)
Increase (decrease)	(315,539)	$(1,538,231)	447,482	$2,112,417

Class F Shares
Shares sold	227,079	$1,111,582	712,293	$3,258,513
Reinvestment of distributions	601	2,934	93	426
Shares reacquired	(31,738)	(154,713)	(96,972)	(452,288)
Increase	195,942	$959,803	615,414	$2,806,651

Notes to Financial Statements (unaudited)(continued)

Missouri	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,650,824	$13,283,314	5,626,960	$26,162,439
Reinvestment of distributions	715,438	3,582,558	1,264,443	5,888,868
Shares reacquired	(2,412,738)	(12,079,849)	(5,129,779)	(23,901,927)
Increase	953,524	$4,786,023	1,761,624	$8,149,380

Class F Shares
Shares sold	264,819	$1,330,144	140,624	$651,895
Reinvestment of distributions	1,901	9,535	749	3,533
Shares reacquired	(10,428)	(52,067)	(41,956)	(201,086)
Increase	256,292	$1,287,612	99,417	$454,342

New Jersey	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,001,102	$4,700,881	4,249,135	$18,353,863
Reinvestment of distributions	469,685	2,204,629	822,628	3,541,186
Shares reacquired	(2,117,773)	(9,937,053)	(4,027,786)	(17,189,603)
Increase (decrease)	(646,986)	$(3,031,543)	1,043,977	$4,705,446

Class F Shares
Shares sold	189,493	$892,345	214,759	$913,657
Reinvestment of distributions	1,341	6,310	106	454
Shares reacquired	(52,647)	(246,819)	(23,015)	(104,073)
Increase	138,187	$651,836	191,850	$810,038

New York	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,266,420	$13,409,097	2,674,973	$25,797,930
Reinvestment of distributions	374,711	3,970,974	629,197	6,070,602
Shares reacquired	(2,056,390)	(21,774,366)	(4,601,147)	(43,205,779)
Decrease	(415,259)	$(4,394,295)	(1,296,977)	$(11,337,247)

Class C Shares
Shares sold	502,314	$5,308,945	953,934	$9,246,459
Reinvestment of distributions	40,175	425,210	65,722	635,248
Shares reacquired	(376,803)	(3,987,378)	(753,089)	(7,228,211)
Increase	165,686	$1,746,777	266,567	$2,653,496

Class F Shares
Shares sold	365,158	$3,880,622	314,514	$3,044,123
Reinvestment of distributions	2,325	24,738	82	809
Shares reacquired	(88,895)	(942,991)	(24,075)	(240,451)
Increase	278,588	$2,962,369	290,521	$2,804,481

Notes to Financial Statements (unaudited)(continued)

Intermediate	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	32,633,761	$331,265,681	66,706,908	$646,411,514
Converted from Class B*	17,844	168,667	28,876	267,448
Reinvestment of distributions	1,115,748	11,309,908	1,352,449	13,218,996
Shares reacquired	(17,372,583)	(176,469,542)	(26,336,246)	(254,397,711)
Increase	16,394,770	$166,274,714	41,751,987	$405,500,247

Class B Shares
Shares sold	212,805	$2,158,736	517,482	$4,992,352
Reinvestment of distributions	6,276	63,570	8,161	79,995
Shares reacquired	(63,691)	(656,932)	(90,607)	(897,535)
Converted to Class A*	(17,855)	(168,667)	(28,905)	(267,448)
Increase	137,535	$1,396,707	406,131	$3,907,364

Class C Shares
Shares sold	9,267,849	$93,964,470	14,891,117	$144,975,365
Reinvestment of distributions	174,861	1,770,359	147,194	1,444,843
Shares reacquired	(1,740,723)	(17,636,854)	(2,195,936)	(21,321,863)
Increase	7,701,987	$78,097,975	12,842,375	$125,098,345

Class F Shares
Shares sold	8,709,374	$88,627,757	11,877,313	$115,623,037
Reinvestment of distributions	89,314	905,813	48,907	484,860
Shares reacquired	(1,976,734)	(20,093,107)	(1,973,165)	(19,349,171)
Increase	6,821,954	$69,440,463	9,953,055	$96,758,726

Class P Shares
Reinvestment of distributions	21.695	$219	44	$433
Increase	21.695	$219	44	$433

Short Duration	Six Months Ended March 31, 2010 (unaudited)		Period Ended September 30, 2009†
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	47,864,223	$746,420,591	41,040,571	$633,480,788
Reinvestment of distributions	326,304	5,091,994	126,913	1,963,540
Shares reacquired	(13,040,550)	(203,714,235)	(2,118,245)	(32,774,911)
Increase	35,149,977	$547,798,350	39,049,239	$602,669,417

Class C Shares
Shares sold	6,742,473	$105,160,741	8,452,035	$130,419,770
Reinvestment of distributions	27,089	422,643	14,723	227,932
Shares reacquired	(1,185,598)	(18,520,973)	(253,247)	(3,922,534)
Increase	5,583,964	$87,062,411	8,213,511	$126,725,168

Notes to Financial Statements (unaudited)(continued)

Short Duration	Six Months Ended March 31, 2010 (unaudited)		Period Ended September 30, 2009†
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	11,835,974	$184,836,210	7,413,121	$114,387,782
Reinvestment of distributions	31,063	484,933	4,587	71,169
Shares reacquired	(3,824,218)	(59,729,775)	(960,486)	(14,835,510)
Increase	8,042,819	$125,591,368	6,457,222	$99,623,441

Class I Shares
Shares sold	89,831	$1,401,520	245,771	$3,801,557
Reinvestment of distributions	767	11,938	978	15,177
Shares reacquired	(240,173)	(3,728,423)	(28,339)	(438,591)
Increase (decrease)	(149,575)	$(2,314,965)	218,410	$3,378,143

Georgia	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,188,750	$17,156,459	4,773,516	$23,724,452
Reinvestment of distributions	484,426	2,608,989	842,110	4,170,413
Shares reacquired	(2,378,256)	(12,829,866)	(7,930,738)	(38,740,599)
Increase (decrease)	1,294,920	$6,935,582	(2,315,112)	$(10,845,734)

Class F Shares
Shares sold	438,964	$2,374,786	1,105,422	$5,438,108
Reinvestment of distributions	10,434	56,441	8,643	43,740
Shares reacquired	(59,701)	(323,540)	(172,088)	(893,620)
Increase	389,697	$2,107,687	941,977	$4,588,228

High Yield	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	26,713,469	$302,880,144	47,939,592	$494,437,621
Reinvestment of distributions	2,227,636	25,215,339	2,998,772	30,103,453
Shares reacquired	(19,102,469)	(215,640,464)	(24,437,507)	(244,096,286)
Increase	9,838,636	$112,455,019	26,500,857	$280,444,788

Class B Shares
Reinvestment of distributions	25.431	$288	56.040	$560
Shares reacquired	—	—	(8.000)	(83)
Increase	25.431	$288	48.040	$477

Class C Shares
Shares sold	9,493,932	$107,575,271	15,478,952	$160,511,592
Reinvestment of distributions	751,504	8,508,621	1,065,562	10,697,327
Shares reacquired	(4,407,659)	(49,798,011)	(9,943,939)	(100,166,990)
Increase	5,837,777	$66,285,881	6,600,575	$71,041,929

Notes to Financial Statements (unaudited)(continued)

High Yield	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	7,286,344	$82,854,834	10,379,446	$104,274,658
Reinvestment of distributions	63,768	724,577	26,674	270,032
Shares reacquired	(2,343,876)	(26,543,340)	(1,001,211)	(10,102,491)
Increase	5,006,236	$57,036,071	9,404,909	$94,442,199

Class P Shares
Reinvestment of distributions	28	$325	61	$607
Increase	28	$325	61	$607

Pennsylvania	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,057,039	$10,209,791	2,483,114	$11,555,353
Reinvestment of distributions	312,678	1,551,681	542,106	2,497,509
Shares reacquired	(1,979,824)	(9,810,429)	(2,910,502)	(13,328,797)
Increase	389,893	$1,951,043	114,718	$724,065

Class F Shares
Shares sold	256,985	$1,276,510	84,892.000	$393,224
Reinvestment of distributions	2,087	10,369	531.226	2,520
Shares reacquired	(24,107)	(119,270)	(10,840.000)	(51,490)
Increase	234,965	$1,167,609	74,583.226	$344,254
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
†	For the period December 12, 2008 (commencement of investment operations) to September 30, 2009.

13.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Funds’ financial statements.

14.    RECENT ACCOUNTING PRONOUNCEMENTS

In June 2009, FASB issued amended guidance for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ financial statement disclosures, if any, is currently being assessed.

Notes to Financial Statements (unaudited)(concluded)

In January 2010, the FASB issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by ASC 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Funds’ financial statement disclosures.

Approval of Advisory Contracts

At meetings held on December 16 and 17, 2009, the Board of the Company, including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC. (“Lord Abbett”), and the Board of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord Abbett, considered whether to approve the continuation of the existing management agreements between Lord Abbett and either the Company or the Trust on behalf of each respective Fund. In addition to the materials the Boards had reviewed throughout the course of the year, each Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. Each Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by each Board as to each of its Funds included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the “performance universe”) and to the investment performance of an appropriate securities index, (2) information on expense ratios, including the effective management fee rates and other expense components, for each Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett’s financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. Each Board considered the investment management services provided by Lord Abbett to each of its Funds, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. Each Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. Each Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. Each Board reviewed each Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

The Board on the Company observed that the investment performance of the Class A shares of the National Tax Free Fund was in the first quintile of its performance universe for the nine-month period, in the second quintile for the one-year period, in the fifth quintile for the three-year period, in the fourth quintile for the five-year period, and in the third quintile for the ten-year period. The Board also observed that the investment performance was higher than that of the Lipper General Municipal Debt Index for the nine-month and one-year periods and lower than that of the Index for the three year, five-year, and ten-year periods.

The Board of the Company observed that the investment performance of the Class A shares of the California Tax Free Fund was in the first quintile of its performance universe for the nine-month period, in the second quintile for the one-year period, in the fourth quintile for the three-year period, in the fifth quintile for the five-year period, and in the third quintile for the ten-year period. The Board also observed that investment performance was higher than that of the Lipper California Municipal Debt Fund Index for the nine-month and one-year periods and lower than that of the Index for the three-year, five-year, and ten-year periods.

The Board of the Company observed that the investment performance of the Class A shares of the Connecticut Tax Free Fund in the second quintile of its performance universe for the nine-month and ten-year periods, in the first quintile for the one-year period, in the fifth quintile for the three-year period, and in the third quintile for the five-year period. The Board also observed that there was no Lipper index for the Connecticut municipal debt investment objective.

The Board of the Trust observed that the investment performance of the Class A shares of the Georgia Tax Free Fund was in the second quintile of its performance universe for the nine-month and one-year periods, in the fourth quintile for the three-year period, in the third quintile for the five-year period, and in the first quintile for the ten-year period. The Board also observed that there was no Lipper index for the Georgia municipal debt investment objective.

The Board of the Fund observed that the investment performance of the Class A shares of the Hawaii Tax Free Fund was in the fourth quintile of its performance universe for the nine-month period and in the third quintile for the one-year, three-year, five-year, and ten-year periods. The Board also observed that there was no Lipper index for the Hawaii municipal debt investment objective.

The Board of the Company observed that the investment performance of the Class A shares of the Missouri Tax Free Fund was in the fourth quintile of its performance universe for the nine-month, three-year, and ten-year periods, in the third quintile for the one-year period, and in the fifth quintile for the five-year period. The Board also observed that there was no Lipper index for the Missouri municipal debt investment objective.

The Board of the Company observed that the investment performance of the Class A shares of the New Jersey Tax Free Fund was in the first quintile of its performance universe for the nine-month period, in the fourth quintile for the one-year period, and in the fifth quintile for the three-year, five-year, and ten-year periods. The Board also observed that the investment performance was higher than that of the Lipper New Jersey Municipal Debt Index for the nine-month period and lower than that of the Index for the one-year, three-year, five-year, and ten-year periods.

The Board of the Company observed that the investment performance of the Class A shares of the New York Tax Free Fund was in the first quintile of its performance universe for the nine-month and one-year periods, in the fourth quintile for the three-year and five-year periods, and in the second quintile for the ten-year period. The Board also observed that the investment performance was higher than that of the Lipper New York Municipal Debt Fund Index for the nine-month and one-year periods and lower than that of the Index for the three year, five-year, and ten-year periods.

The Board of the Trust observed that the investment performance of the Class A shares of the Pennsylvania Tax Free Fund was in the second quintile of its performance universe for the nine-month period, in the third quintile for the one-year and ten-year periods, and in the fourth quintile for the three-year and five-year periods. The Board also observed that the investment performance was lower than that of the Lipper Pennsylvania Municipal Debt Fund Index for the nine-month, one-year, three-year, and five-year periods and higher than that of the Index for the ten-year period.

The Board of the Trust observed that the investment performance of the Class A shares of the Intermediate Tax Free Fund was in the second quintile of its performance universe for the nine-month period and in the first quintile for the one-year, three-year, and five-year periods and was higher than that of the Lipper Intermediate Municipal Fund Index for each of those periods.

The Board of the Trust observed that the Short Duration Tax Free Fund had begun investment operations on December 12, 2008, and thus it was not possible to draw definitive conclusions regarding its operations or performance. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month period and higher than that of the Lipper Short Municipal Debt Fund Index for that period.

The Board of the Trust observed that the investment performance of the Class A shares of the High Yield Municipal Bond Fund was in the first quintile of its performance universe for the nine-month period, in the fourth quintile for the one-year period, and in the fifth quintile for the three-year period. The Board also observed that the investment performance was higher than that of the Lipper High Yield Municipal Debt Fund Index for the nine-month period and lower than that of the Index for the one-year and three-year periods.

Lord Abbett’s Personnel and Methods. Each Board considered the qualifications of the personnel providing investment management services to each of its Funds, in light of its investment objective and discipline. Among other things, each Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. Each Board determined that Lord Abbett had the expertise and resources to manage each of its Funds effectively.

Nature and Quality of Other Services. Each Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. Each Board considered the expense levels of each of its Funds and the expense levels of the peer group. It also considered the amount and nature of the fees paid by shareholders. Each Board considered the fiscal periods on which the peer group information was based, and noted that such periods ended before September 30, 2009. Each Board noted that the expense levels of the peer group likely would have been different for periods ending September 30, 2009, due to the lower asset levels prevailing in the mutual fund industry during much of 2009. Each Board also observed that each Fund’s transfer agency expenses were likely to decrease in 2010, as a result of renegotiation of the transfer agency agreement.

As to the National Tax Free Fund, the Board of the Company observed that for the fiscal year ended September 30, 2009 the contractual management and administrative services fee rates were approximately two basis points above the median of the peer group and the actual management and administrative services fee rates were approximately four basis points above the median of the peer group. The Board observed that for the fiscal year ended September 30, 2009 the total expense ratio of Class A was approximately two basis points below the median of the peer group, the total expense ratio of Class B was approximately three basis points above the median of the peer group, the total expense ratio of Class C was approximately ten basis points below the median of the peer group, the total expense ratio of Class F was approximately three basis points above the median of the peer group, and the total expense ratio of Class I was approximately one basis point below the median of the peer group.

As to the California Tax Free Fund, the Board of the Company observed that for the fiscal year ended September 30, 2009 the contractual management and administrative services fee rates were approximately one basis point below the median of the peer group and the actual management and administrative services fee rates were approximately the same as the median of the peer group. The Board observed that the total expense ratio of Class A was approximately five basis points below the median of the peer group, the total expense ratio of Class C was approximately one basis point above the median of the peer group, and the total expense ratio of Class F was approximately thirteen basis points above the median of the peer group.

As to the Connecticut Tax Free Fund, the Board of the Company observed that the contractual management and administrative services fee rates were approximately six basis points below the median of the peer group and the actual management and administrative fees were approximately one basis point below the median of the peer group. The Board observed that for the fiscal year ended September 30, 2009 the total expense ratio of Class A was approximately one basis point below the median of the peer group and the expense ratio of Class F was approximately two basis points below the median of the peer group.

As to the Georgia Tax Free Fund, the Board of the Trust observed that for the fiscal year ended September 30, 2009 the contractual management and administrative services fee rates were approximately six basis points below the median of the peer group and the actual management and administrative services fee rates were approximately two basis points below the median of the peer group. The Board also observed that for the fiscal year ended September 30, 2009 the total expense ratio of Class A was approximately four basis points above the median of the peer group and the total expense ratio of Class F was approximately one basis point below the median of the peer group.

As to the Hawaii Tax Free Fund, the Board of the Fund observed that for the fiscal year ended September 30, 2009 the contractual management and administrative services fee rates were approximately six basis points below the median of the peer group and the actual management and administrative services fee rates were approximately ten basis points above the median of the peer group. The Board also observed that for the fiscal year ended September 30, 2009 the total expense ratio of Class A was approximately three basis points below the median of the peer group and the total expense ratio of Class F was approximately two basis points below the median of the peer group.

As to the Missouri Tax Free Fund, the Board of the Company observed that for the fiscal year ended September 30, 2009 the contractual management and administrative services fee rates were approximately six basis points below the median of the peer group and that the actual management and administrative services fee rates were approximately five basis points above the median of the peer group. The Board also observed that for the fiscal year ended September 30, 2009 the total expense ratio of Class A was approximately three basis points above the median of the peer group and the total expense ratio of Class F was approximately one basis point below the median of the peer group.

As to New Jersey Tax Free Fund, the Board of the Company observed that for the fiscal year ended September 30, 2009 the contractual management and administrative services fee rates were approximately one basis point below the median of the peer group and the actual management and administrative services fee rates were approximately the same as the median of the peer group. The Board also observed that for the fiscal year ended September 30, 2009 the total expense ratio of Class A was approximately two basis points below the median of the peer group and the total expense ratio of Class F was approximately the same as the median of the peer group.

As to New York Tax Free Fund, the Board of the Company observed that for the fiscal year ended September 30, 2009 the contractual management and administrative services fee rates were approximately one basis point below the median of the peer group and the actual management and administrative services fee rates were approximately five basis points above the median of the peer group. The Board also observed that for the fiscal year ended September 30, 2009 the total expense ratio of Class A was approximately six basis points below the median of the peer group, that the total expense ratio of Class C was approximately the same as the median of the peer group, and the total expense ratio of Class F was approximately three basis points above the median of the peer group.

As to the Pennsylvania Tax Free Fund, the Board of the Trust noted observed that for the fiscal year ended September 30, 2009 the contractual management and administrative services fee rates were approximately the same as the median of the peer group and the actual management and administrative services fee rates were approximately three basis points above the median of the peer group. The Board also observed that for the fiscal year ended September 30, 2009 the total expense ratios of Class A and Class F were approximately the same as the median of the peer group.

As to Intermediate Tax Free Fund, the Board of the Trust noted it and Lord Abbett had agreed to an expense reimbursement agreement through January 31, 2009 that limited the total expense ratio of Class A to not more than 0.25%, the total expense ratios of Class B and Class C to not more than 1.00%, the total expense ratio of Class F to not more than 0.10%, and the total expense ratio of Class P to not more than 0.45%, in each case excluding interest expense, and since January 31, 2009 Lord Abbett had made voluntary reimbursements so that the total expense ratio of Class A was 0.50%, the total expense ratio of Class B was 1.30%, the total expense ratio of Class C was 1.12%, the total expense ratio of Class F was 0.40%, and the total expense ratio of Class P was 0.75%, which reimbursements it could end at any time. The Board observed that for the fiscal year ended September 30, 2009 the contractual management and administrative services fee rates were approximately five basis points below the median of the peer group and the actual management and administrative services fee rates were approximately fifteen basis points below the median of the peer group. The Board observed that for the fiscal year ended September 30, 2009 the total expense ratio of Class A was approximately thirty-one basis points below the median of the peer group, the total expense ratio of Class B was ten basis points below the median of the peer group, the total expense ratios of Class C and Class F were twenty-three basis points below the median of the peer group, and the total expense ratio of Class P was four basis points below the median of the peer group. The Board also considered what the expense ratio of each class likely would be at the new expense reimbursement level proposed by Lord Abbett and if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to Short Duration Tax Free Fund, the Board of the Trust noted that Lord Abbett had made voluntary reimbursements of expenses so that the total expense ratio of Class A was 0.45%, the total expense ratio of Class C was 1.25%, the total expense ratio of Class F was 0.35%, and the total expense ratio of Class I was 0.25%, and that Lord Abbett intended to continue to make reimbursements at a rate such that each class’s expense ratio would be twelve basis points higher, which reimbursements it could end at any time. The Board observed that for the nine months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates were approximately one basis point below the median of the peer group and the actual management and administrative services fee rates were approximately seven basis points below the median of the peer group. The Board observed that for the nine months ended September 30, 2009

(annualized) the total expense ratio of Class A was approximately thirty-three basis points below the median of the peer group, the total expense ratio of Class C was approximately twenty-four basis points below the median of the peer group, the total expense ratio of Class F was approximately twenty-three basis points below the median of the peer group, and the total expense ratio of Class I was approximately twenty-eight basis points below the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to High Yield Municipal Income Fund, the Board of the Trust observed that for the fiscal year ended September 30, 2009 the contractual management and administrative services fee rates were approximately one basis point above the median of the peer group and the actual management and administrative services fee rates were approximately five basis points above the median of the peer group. The Board observed that for the fiscal year ended September 30, 2009 the total expense ratio of Class A was approximately one basis point above the median of the peer group, the total expense ratio of Class B was approximately six basis points above the median of the peer group, the total expense ratio of Class C was approximately eight basis points below the median of the peer group, and that the total expense ratio of Class I was approximately three basis points above the median of the peer group. The Board also noted that there were only a limited number of substantially similar funds with Class F or Class P shares or an equivalent class of shares, so Lipper had not provided an expense group comparison for those classes.

Profitability. As to each of its Funds, each Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. Each Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. Each Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. Each Board noted that Lord Abbett’s overall profitability had decreased in its 2009 fiscal year, largely due to declines in market prices and shareholder redemptions. Each Board concluded that Lord Abbett’s profitability overall and as to each of its Funds was not excessive.

Economies of Scale. As to each of its Funds, each Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. Each Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each of its Funds, each Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. Each Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. Each Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, each Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. Each Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. Each Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each of its Funds, each Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, each Board unanimously found that continuation of the existing management agreements was in the best interests of each of its Funds and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, each Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company and Trust have adopted a policy that allows them to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your Fund or Funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett National Tax-Free Income Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett Connecticut Tax-Free Income Fund

Lord Abbett Hawaii Tax-Free Income Fund

Lord Abbett Missouri Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

Lord Abbett Municipal Income Trust

Lord Abbett Intermediate Tax-Free Fund

Lord Abbett Short Duration Tax Free Fund

Georgia Series

Lord Abbett High Yield Municipal Bond Fund

Pennsylvania Series

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

LATFI-3-0310

(05/10)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 25, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 25, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2010